AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 27, 2010

1933 Act No. 333-___

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. [ ]
(Check appropriate box or boxes)

WELLS FARGO FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

525 Market Street
San Francisco, California 94105
(Address of Principal Executive Offices)
(800) 222-8222
(Registrant's Telephone Number)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, California 94105
(Name and Address of Agent for Service)

With a copy to:

Marco E. Adelfio, Esq.
Goodwin Procter LLP
901 New York Avenue, N.W.
Washington, D.C. 20001

It is proposed that this filing will become effective on September 27, 2010 pursuant to Rule 488.

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of beneficial interest in the Registrant has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

WELLS FARGO FUNDS TRUST

PART A
PROSPECTUS/PROXY STATEMENT

WELLS FARGO FUNDS TRUST
 525 Market Street, 12th Floor
 San Francisco, CA 94105
 1.800.222.8222

October 1, 2010

Dear Shareholder,

On August 25, 2010, the investment adviser to Wells Fargo Advantage Funds®, Wells Fargo Funds Management, LLC ("Funds Management"), proposed to the Board of Trustees of Wells Fargo Funds Trust, the mergers outlined in the table below. The Board of Trustees approved the proposed mergers and the related Agreement and Plan of Reorganization, subject to the approval by shareholders of each Target Fund shown in the table below.

As a result, you are invited to vote on a proposal to merge your Target Fund into the corresponding Acquiring Fund shown in the table below (each, a "Merger" and together, the "Mergers"). The Board of Trustees has unanimously approved the Merger and recommends that you vote FOR this proposal.

Target Fund	Target Trust	Acquiring Fund	Acquiring Trust
Wells Fargo Advantage California Municipal Money Market Trust	Wells Fargo Funds Trust	Wells Fargo Advantage California Municipal Money Market Fund	Wells Fargo Funds Trust
Wells Fargo Advantage Money Market Trust	Wells Fargo Funds Trust	Wells Fargo Advantage Cash Investment Money Market Fund	Wells Fargo Funds Trust
Wells Fargo Advantage National Tax-Free Money Market Trust	Wells Fargo Funds Trust	Wells Fargo Advantage National Tax-Free Money Market Fund	Wells Fargo Funds Trust

If approved by shareholders, this is a general summary of how each Merger will work:

  Each Target Fund will transfer all of its assets to the corresponding Acquiring Fund.

  Each Acquiring Fund will assume all of the liabilities of the corresponding Target Fund.

  Each Acquiring Fund will issue new shares that will be distributed to you in an amount equal to the value of your Target Fund shares.

  Each Target Fund shareholder would become a shareholder of the corresponding Acquiring Fund and would have his or her investment managed in accordance with the Acquiring Fund's investment strategies.

  You will not incur any sales charges or similar transaction charges as a result of the Merger.

  It is expected that the Merger will not be taxable to the Target Fund or its shareholders for U.S. federal income tax purposes.

Details about your Target Fund's and Acquiring Fund's investment goals, principal investment strategies, management, past performance, principal risks, fees, and expenses, along with additional information about the proposed Mergers, are contained in the attached prospectus/proxy statement. Please read it carefully.

A special meeting of each Target Fund's shareholders will be held on October 27, 2010. Although you are welcome to attend the meeting in person, you do not need to do so in order to vote your shares. If you do not expect to attend the meeting, please complete, date, sign and return the enclosed proxy card in the postage-paid envelope provided. You may also vote by telephone or the internet by following the voting instructions as outlined at the end of this prospectus/proxy statement. If your Target Fund does not receive your vote after several weeks, you may receive a telephone call from The Altman Group requesting your vote. The Altman Group has been retained to act as our proxy solicitor and will receive approximately $4765 as compensation for seeking shareholder votes and answering shareholder questions. That cost and any other expenses of the Mergers will be paid by Funds Management or one of its affiliates and so will not be borne by shareholders of any fund. If you have any questions about the Mergers or the proxy card, please call The Altman Group at (866) 828-6931 (toll-free).

Remember, your vote is important to us, no matter how many shares you own. Please take this opportunity to vote. Thank you for taking this matter seriously and participating in this important process.

Sincerely,

Karla Rabusch
 President
 Wells Fargo Funds Management, LLC

WELLS FARGO FUNDS TRUST
 525 Market Street, 12th Floor
 San Francisco, CA 94105
 1.800.222.8222

October 1, 2010

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON OCTOBER 27, 2010

A Special Meeting (the "Meeting") of Shareholders of your Target Fund, a series of Wells Fargo Funds Trust (the "Trust"), each set forth in the table below, will be held at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California 94105 on October 27, 2010 at 10:00 a.m., Pacific time.

Target Fund	Target Trust	Acquiring Fund	Acquiring Trust
Wells Fargo Advantage California Municipal Money Market Trust	Wells Fargo Funds Trust	Wells Fargo Advantage California Municipal Money Market Fund	Wells Fargo Funds Trust
Wells Fargo Advantage Money Market Trust	Wells Fargo Funds Trust	Wells Fargo Advantage Cash Investment Money Market Fund	Wells Fargo Funds Trust
Wells Fargo Advantage National Tax-Free Money Market Trust	Wells Fargo Funds Trust	Wells Fargo Advantage National Tax-Free Money Market Fund	Wells Fargo Funds Trust

With respect to each Target Fund, the Meeting is being held for the following purposes:

  To consider and act upon an Agreement and Plan of Reorganization (the "Plan") dated as of __, 2010, providing for the reorganization of the Target Fund, including the acquisition of all of the assets of the Target Fund by the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund (the "Acquisition Shares") and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund. The Plan also provides for the prompt distribution of the Acquisition Shares to shareholders of the corresponding Target Fund in liquidation of the Target Fund.

  To transact any other business which may properly come before the Meeting or any adjournment(s) thereof.

Any adjournment(s) of the Meeting will be held at the above address. The Board of Trustees of the Trust has fixed the close of business on August 31, 2010 as the record date (the "Record Date") for the Meeting. Only shareholders of record as of the close of business on the Record Date will be entitled to this notice, and to vote at the Meeting or any adjournment(s) thereof.

IT IS IMPORTANT THAT PROXY CARDS BE RETURNED PROMPTLY. ALL SHAREHOLDERS ARE URGED TO COMPLETE, DATE, SIGN AND RETURN WITHOUT DELAY THEIR ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE, OR TO VOTE USING ONE OF THE OTHER METHODS DESCRIBED AT THE END OF THE PROSPECTUS/PROXY STATEMENT SO THAT YOUR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY CARD WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

By order of the Board of Trustees,

C. David Messman
 Secretary

WELLS FARGO FUNDS TRUST
 525 Market Street, 12th Floor
 San Francisco, CA 94105
 1.800.222.8222

October 1, 2010

PROSPECTUS/PROXY STATEMENT

This prospectus/proxy statement contains information you should know before voting on the proposed merger (the "Merger") of your Target Fund into the corresponding Acquiring Fund as set forth and defined in the table below, each of which is a series of Wells Fargo Funds Trust (the "Trust"), a registered open-end management investment company. If approved, the Merger will result in your receiving shares of the Acquiring Fund in exchange for your shares of the Target Fund.

Target Fund	Target Trust	Acquiring Fund	Acquiring Trust
Wells Fargo Advantage California Municipal Money Market Trust	Wells Fargo Funds Trust	Wells Fargo Advantage California Municipal Money Market Fund	Wells Fargo Funds Trust
Wells Fargo Advantage Money Market Trust	Wells Fargo Funds Trust	Wells Fargo Advantage Cash Investment Money Market Fund	Wells Fargo Funds Trust
Wells Fargo Advantage National Tax-Free Money Market Trust	Wells Fargo Funds Trust	Wells Fargo Advantage National Tax-Free Money Market Fund	Wells Fargo Funds Trust

The Target and Acquiring Funds listed above are collectively referred to as the "Funds."

Please read this prospectus/proxy statement carefully and retain it for future reference. Additional information concerning each Fund and Merger has been filed with the Securities and Exchange Commission ("SEC").

The prospectuses of each Target Fund and each Acquiring Fund are incorporated into this document by reference and are legally deemed to be part of this prospectus/proxy statement. The statement of additional information ("SAI") relating to this prospectus/proxy statement (the "Merger SAI"), dated the same date as this prospectus/proxy statement, is also incorporated by reference into this document and is legally deemed to be part of this prospectus/proxy statement. The SAI and the annual reports of each Target Fund and each Acquiring Fund are incorporated into the Merger SAI by reference and are legally deemed to be part of the Merger SAI. Copies of these documents pertaining to either a Target Fund or an Acquiring Fund are available upon request without charge by writing to Wells Fargo Advantage Funds®, P.O. Box 8266, Boston, MA 02266-8266, calling 1.800.222.8222 or visiting the Wells Fargo Advantage Funds Web site at www.wellsfargo.com/advantagefunds.

You may also view or obtain these documents from the SEC: by phone at 1.800.SEC.0330 (duplicating fee required); in person or by mail at Public Reference Section, Securities and Exchange Commission, 100 F. Street, N.E., Washington, D.C. 20549-0213 (duplicating fee required); by email at publicinfo@sec.gov (duplicating fee required); or by internet at www.sec.gov.

The SEC has not approved or disapproved these securities or determined if this prospectus/proxy statement is truthful or complete. Any representation to the contrary is a criminal offense.

The shares offered by this prospectus/proxy statement are not deposits of a bank, and are not insured, endorsed or guaranteed by the FDIC or any government agency and involve investment risk, including possible loss of your original investment.

OVERVIEW

This section summarizes the primary features and consequences of your Merger. This summary is qualified in its entirety by reference to the information contained elsewhere in this prospectus/proxy statement, in the Merger SAI, in each Fund's prospectus, in each Fund's financial statements contained in its annual report, in each Fund's SAI, and in the Agreement and Plan of Reorganization (the "Plan"), a form of which is attached as Exhibit A hereto.

Key Features of the Mergers

The Plan sets forth the key features of each Merger and generally provides for the following:

  the transfer of all of the assets of the Target Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund;

  the assumption by the Acquiring Fund of all of the liabilities of the Target Fund;

  the liquidation of the Target Fund by distributing the shares of the Acquiring Fund to the Target Fund's shareholders; and

  the assumption of the costs of each Merger by Wells Fargo Funds Management, LLC ("Funds Management") or one of its affiliates.

The Mergers are scheduled to take place on or about November 5, 2010, as set forth in Exhibit A. For a more complete description of the Mergers, see the section entitled "Agreement and Plan of Reorganization," as well as Exhibit A.

Board of Trustees Recommendation

At a meeting held on August 25, 2010, the Board of Trustees of the Trust, the Trustees of your Target Fund, including a majority of the Trustees who are not "interested persons" of your Target Fund, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), considered and unanimously approved the Merger of your Target Fund.

Before approving the Merger, the Trustees reviewed, among other things, information about the Funds and the proposed transactions. This included, among other things, a comparison of various factors, such as the relative sizes of the Funds, the performance records of the Funds, and the expenses of the Funds (including pro forma expense information of each surviving fund following the Mergers), as well as the similarities and differences between the Funds' investment goals, principal investment strategies and specific portfolio characteristics.

The Board of Trustees of the Trust, including all of the Independent Trustees, has concluded that the Merger would be in the best interests of your Target Fund, and that existing shareholders' interests will not be diluted as a result of the Merger. Accordingly, the Trustees have submitted the Plan to the Target Fund's shareholders and unanimously recommended its approval. The Board of Trustees of the Trust has also approved the Plan on behalf of each Acquiring Fund.

For further information about the considerations of the Board of Trustees, please see the section entitled "Board Considerations."

Merger Summary (Goals, Strategies, Risks, Performance, Expense, Management and Tax Information)

The following section provides a comparison between the Funds with respect to their investment goals, principal investment strategies, fundamental investment policies, risks, performance records, and expenses. It also provides information about what the management and share class structure of your Acquiring Fund will be after the Merger. The information below is only a summary; for more detailed information, please see the rest of this prospectus/proxy statement and each Fund's prospectus and SAI. In this section, percentages of a Fund's "net assets" are measured as percentages of net assets plus borrowings for investment purposes. References to "we" in the principal investment strategy discussion for a Fund generally refer to Funds Management or a sub-adviser.

WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET TRUST INTO WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND

Share Class

The following table illustrates the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Wells Fargo Advantage California Municipal Money Market Trust:	You will get this class of shares of Wells Fargo Advantage California Municipal Money Market Fund:
Trust Class	Institutional Class

The Acquiring Fund shares you receive as a result of the Merger will have the same total value as the total value of your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are the same. For additional information with respect to the share classes listed above, see the section entitled "Share Class Information." Additional information on how you can buy, redeem or exchange shares of each Fund is available in the Fund's prospectus and SAI.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

The Funds' investment goals and investment strategies are identical. A description of each Fund's investment goals and principal investment strategies is provided below.

WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET TRUST (Target Fund)	WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.	The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.
PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax (AMT). We may also invest any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, however, it is possible that the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax (AMT). We may also invest any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, however, it is possible that the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.	Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

The fundamental investment policies of the Funds are identical. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Due to the Funds' identical investment strategies, the Funds are subject to the same risks. Listed below are the principal risks that apply to an investment in either Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions."

Principal Risks
 California Municipal Securities Risk
 Debt Securities Risk
 Issuer Risk
 Management Risk
 Market Risk
 Money Market Fund Risk
 Municipal Securities Risk
 Regulatory Risk

In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are set forth in the Fund's prospectus and SAI.

Fund Performance Comparison

The following information provides some indication of the risks of investing in each Fund by showing changes in each Fund's performance from year to year. Past performance before and after taxes is no guarantee of future results. Current month-end performance information is available at www.wellsfargo.com/advantagefunds.

Year-by-Year Total Return for Trust Class Shares (%) for the Wells Fargo Advantage California Municipal Money Market Trust

Highest Quarter:	4th Quarter 2000	+0.92%
Lowest Quarter:	4th Quarter 2009	+0.02%
Year-to-date total return as of 6/30/2010 is +0.05%

To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Year-by-Year Total Return for Institutional Class Shares (%) for the Wells Fargo Advantage California Municipal Money Market Fund

Highest Quarter:	4th Quarter 2000	+0.87%
Lowest Quarter:	4th Quarter 2009	+0.03%
Year-to-date total return as of 6/30/2010 is +0.06%

To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Average Annual Total Returns for the periods ended 12/31/2009
Wells Fargo Advantage California Municipal Money Market Trust	Inception Date of Share Class	1 Year	5 Year	10 Year
Trust Class	5/5/1997	0.27%	2.23%	2.01%

Average Annual Total Returns for the periods ended 12/31/2009
Wells Fargo Advantage California Municipal Money Market Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class	3/31/2008	0.27%	2.06%	1.80%
1	Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Service Class shares, and includes expenses that are not applicable to and higher than those of the Institutional Class shares.

Shareholder Fee and Fund Expense Comparison

The expense ratio of the Target Fund after committed waivers is identical to that of the Institutional Class shares of the Acquiring Fund. With respect to both Funds, no sales charges are imposed on either purchases or sales of fund shares.

The following tables entitled "Annual Fund Operating Expenses" allow you to compare the annual operating expenses of the Funds. The total annual fund operating expenses for both Funds set forth in the following tables are based on the actual expenses incurred for the twelve-month period ended February 28, 2010. The pro forma expense table shows you what the total annual fund operating expenses (before and after waiver) would have been for the Acquiring Fund for the twelve-month period ended February 28, 2010, assuming the Merger had taken place at the beginning of that period.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Wells Fargo Advantage California Municipal Money Market Trust
	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)[1]
Trust Class	0.00%	0.00%	0.21%	0.21%	0.01%	0.20%
1	Funds Management has committed through June 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Wells Fargo Advantage California Municipal Money Market Fund
	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses (Before Waiver)[1]	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)[2]
Institutional Class	0.10%	0.00%	0.16%	0.26%	0.06%	0.20%
1	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Wells Fargo Advantage California Municipal Money Market Fund
	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses (Before Waiver)[1]	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)[2]
Institutional Class	0.10%	0.00%	0.14%	0.24%	0.04%	0.20%
1	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

The examples below are intended to help you compare the cost of investing in the Target Fund versus the Acquiring Fund, both before and after the Merger, and are for illustration only. The examples below are also intended to help you compare the costs of investing in each Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage California Municipal Money Market Trust

After:	Trust Class
1 Year	$20
3 Years	$67
5 Years	$117
10 Years	$267

Wells Fargo Advantage California Municipal Money Market Fund

After:	Institutional Class
1 Year	$20
3 Years	$64
5 Years	$127
10 Years	$312

Wells Fargo Advantage California Municipal Money Market Fund (Pro Forma)

After:	Institutional Class
1 Year	$20
3 Years	$64
5 Years	$122
10 Years	$293

Fund Management Information

The following table identifies the investment adviser and investment sub-adviser for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage California Municipal Money Market Fund
Investment Adviser	Wells Fargo Funds Management, LLC
Investment Sub-Adviser	Wells Capital Management Incorporated

Tax Information

It is expected that the Merger will be tax-free to the Funds and their shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss for U.S. federal income tax purposes directly as a result of the Merger.

The cost basis and holding period of your Target Fund shares will carry over for U.S. federal income tax purposes to the shares of the Acquiring Fund you receive as a result of the Merger.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

WELLS FARGO ADVANTAGE MONEY MARKET TRUST INTO WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND

Share Class

The following table illustrates the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Wells Fargo Advantage Money Market Trust:	You will get this class of shares of Wells Fargo Advantage Cash Investment Money Market Fund:
Trust Class	Institutional Class

The Acquiring Fund shares you receive as a result of the Merger will have the same total value as the total value of your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are the same. For additional information with respect to the share classes listed above, see the section entitled "Share Class Information." Additional information on how you can buy, redeem or exchange shares of each Fund is available in the Fund's prospectus and SAI.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

The Funds' investment goals and investment strategies are identical. A description of each Fund's investment goals and principal investment strategies is provided below.

WELLS FARGO ADVANTAGE MONEY MARKET TRUST (Target Fund)	WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks current income, while preserving capital and liquidity.	The Fund seeks current income, while preserving capital and liquidity.
PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar denominated obligations of U.S. banks.

Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.	Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

The fundamental investment policies of the Wells Fargo Advantage Money Market Trust and the Wells Fargo Advantage Cash Investment Money Market Fund are identical. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Due to the similarity of the Funds' investment strategies, the Funds are subject to the same risks. Listed below are the principal risks that apply to an investment in the Wells Fargo Advantage Cash Investment Money Market Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions."

Principal Risks
 Counter-Party Risk
 Debt Securities Risk
 Foreign Investment Risk
 Issuer Risk
 Management Risk
 Market Risk
 Money Market Fund Risk
 Regulatory Risk
 U.S. Government Obligations Risk

In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are set forth in the Fund's prospectus and SAI.

Fund Performance Comparison

The following information provides some indication of the risks of investing in each Fund by showing changes in each Fund's performance from year to year. Past performance before and after taxes is no guarantee of future results. Current month-end performance information is available at www.wellsfargo.com/advantagefunds.

Year-by-Year Total Return for Trust Class Shares (%) for the Wells Fargo Advantage Money Market Trust

Highest Quarter:	4th Quarter 2000	+1.66%
Lowest Quarter:	4th Quarter 2009	+0.04%
Year-to-date total return as of 6/30/2010 is +0.07%

To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Year-by-Year Total Return for Institutional Class Shares (%) for the Wells Fargo Advantage Cash Investment Money Market Fund

Highest Quarter:	4th Quarter 2000	+1.64%
Lowest Quarter:	4th Quarter 2009	+0.05%
Year-to-date total return as of 6/30/2010 is +0.06%

To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Average Annual Total Returns for the periods ended 12/31/2009
Wells Fargo Advantage Money Market Trust	Inception Date of Share Class	1 Year	5 Year	10 Year
Trust Class	9/17/1990	0.40%	3.27%	3.11%

Average Annual Total Returns for the periods ended 12/31/2009
Wells Fargo Advantage Cash Investment Money Market Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class	11/8/1999	0.52%	3.32%	3.12%

Shareholder Fee and Fund Expense Comparison

The expense ratio of the Target Fund after committed waivers is identical to that of the Institutional Class shares of the Acquiring Fund. With respect to both Funds, no sales charges are imposed on either purchases or sales of fund shares.

The following tables entitled "Annual Fund Operating Expenses" allow you to compare the annual operating expenses of the Funds. The total annual fund operating expenses for both Funds set forth in the following tables are based on the actual expenses incurred for the twelve-month period ended February 28, 2010. The pro forma expense table shows you what the total annual fund operating expenses (before and after waiver) would have been for the Acquiring Fund for the twelve-month period ended February 28, 2010, assuming the Merger had taken place at the beginning of that period.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Wells Fargo Advantage Money Market Trust
	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)[1]
Trust Class	0.00%	0.00%	0.20%	0.20%	0.00%	0.20%
1	Funds Management has committed through June 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Wells Fargo Advantage Cash Investment Money Market Fund
	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)[1]
Institutional Class	0.10%	0.00%	0.14%	0.24%	0.04%	0.20%
1	Funds Management has committed through June 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Wells Fargo Advantage Cash Investment Money Market Fund
	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)[1]
Institutional Class	0.10%	0.00%	0.13%	0.23%	0.03%	0.20%
1	Funds Management has committed through June 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

The examples below are intended to help you compare the cost of investing in the Target Fund versus the Acquiring Fund, both before and after the Merger, and are for illustration only. The examples below are also intended to help you compare the costs of investing in each Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage Money Market Trust

After:	Trust Class
1 Year	$20
3 Years	$64
5 Years	$113
10 Years	$255

Wells Fargo Advantage Cash Investment Money Market Fund

After:	Institutional Class
1 Year	$20
3 Years	$73
5 Years	$131
10 Years	$302

Wells Fargo Advantage Cash Investment Money Market Fund (Pro Forma)

After:	Institutional Class
1 Year	$20
3 Years	$71
5 Years	$126
10 Years	$290

Fund Management Information

The following table identifies the investment adviser and investment sub-adviser for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage Cash Investment Money Market Fund
Investment Adviser	Wells Fargo Funds Management, LLC
Investment Sub-adviser	Wells Capital Management Incorporated

Tax Information

It is expected that the Merger will be tax-free to the Funds and their shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss for U.S. federal income tax purposes directly as a result of the Merger.

The cost basis and holding period of your Target Fund shares will carry over for U.S. federal income tax purposes to the shares of the Acquiring Fund you receive as a result of the Merger.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST INTO WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

Share Class

The following table illustrates the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Wells Fargo Advantage National Tax-Free Money Market Trust:	You will get this class of shares of Wells Fargo Advantage National Tax-Free Money Market Fund:
Trust Class	Institutional Class

The Acquiring Fund shares you receive as a result of the Merger will have the same total value as the total value of your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are the same. For additional information with respect to the share classes listed above, see the section entitled "Share Class Information." Additional information on how you can buy, redeem or exchange shares of each Fund is available in the Fund's prospectus and SAI.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

The Funds' investment goals and investment strategies are identical. A description of each Fund's investment goals and principal investment strategies is provided below.

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST (Target Fund)	WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.	The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax (AMT). The Fund attempts to invest exclusively in these securities however, it is possible that the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax (AMT). The Fund attempts to invest exclusively in these securities however, it is possible that the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund?s overall level of liquidity and average maturity.	Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund?s overall level of liquidity and average maturity.

The fundamental investment policies of the Wells Fargo Advantage National Tax-Free Money Market Trust and the Wells Fargo Advantage National Tax-Free Money Market Fund are identical. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Due to the similarity of the Funds' investment strategies, the Funds are subject to the same risks. Listed below are the principal risks that apply to an investment in the Wells Fargo Advantage National Tax-Free Money Market Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions."

Principal Risks
 Debt Securities Risk
 Issuer Risk
 Management Risk
 Market Risk
 Money Market Fund Risk
 Municipal Securities Risk
 Regulatory Risk

In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are set forth in the Fund's prospectus and SAI.

Fund Performance Comparison

The following information provides some indication of the risks of investing in each Fund by showing changes in each Fund's performance from year to year. Past performance before and after taxes is no guarantee of future results. Current month-end performance information is available at www.wellsfargo.com/advantagefunds.

Year-by-Year Total Return for Trust Class Shares (%) for the Wells Fargo Advantage National Tax-Free Money Market Trust

Highest Quarter:	2nd Quarter 2000	+1.06%
Lowest Quarter:	4th Quarter 2009	+0.02%
Year-to-date total return as of 6/30/2010 is +0.05%

To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Year-by-Year Total Return for Institutional Class shares (%) for the Wells Fargo Advantage National Tax-Free Money Market Fund

Highest Quarter:	4th Quarter 2000	+1.04%
Lowest Quarter:	4th Quarter 2009	+0.04%
Year-to-date total return as of 6/30/2010 is +0.05%

To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Average Annual Total Returns for the periods ended 12/31/2009
Wells Fargo Advantage National Tax-Free Money Market Trust	Inception Date of Share Class	1 Year	5 Year	10 Year
Trust Class	11/10/1997	0.28%	2.28%	2.15%

Average Annual Total Returns for the periods ended 12/31/2009
Wells Fargo Advantage National Tax-Free Money Market Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class	11/8/1999	0.36%	2.30%	2.14%

Shareholder Fee and Fund Expense Comparison

The expense ratio of the Target Fund after committed waivers is identical to that of the Institutional Class shares of the Acquiring Fund. With respect to both Funds, no sales charges are imposed on either purchases or sales of fund shares.

The following tables entitled "Annual Fund Operating Expenses" allow you to compare the annual operating expenses of the Funds. The total annual fund operating expenses for both Funds set forth in the following tables are based on the actual expenses incurred for the twelve-month period ended February 28, 2010. The pro forma expense table shows you what the total annual fund operating expenses (before and after waiver) would have been for the Acquiring Fund for the twelve-month period ended February 28, 2010, assuming the Merger had taken place at the beginning of that period.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Wells Fargo Advantage National Tax-Free Money Market Trust
	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)[1]
Trust Class	0.00%	0.00%	0.22%	0.22%	0.02%	0.20%
1	Funds Management has committed through June 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Wells Fargo Advantage National Tax-Free Money Market Fund
	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)[1]
Institutional Class	0.10%	0.00%	0.16%	0.26%	0.06%	0.20%
1	Funds Management has committed through June 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Wells Fargo Advantage National Tax-Free Money Market Fund
	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)[1]
Institutional Class	0.10%	0.00%	0.14%	0.24%	0.04%	0.20%
1	Funds Management has committed through June 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

The examples below are intended to help you compare the cost of investing in the Target Fund versus the Acquiring Fund, both before and after the Merger, and are for illustration only. The examples below are also intended to help you compare the costs of investing in each Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage National Tax-Free Money Market Trust

After:	Trust Class
1 Year	$20
3 Years	$69
5 Years	$122
10 Years	$278

Wells Fargo Advantage National Tax-Free Money Market Fund

After:	Institutional Class
1 Year	$20
3 Years	$78
5 Years	$140
10 Years	$325

Wells Fargo Advantage National Tax-Free Money Market Fund (Pro Forma)

After:	Institutional Class
1 Year	$20
3 Years	$73
5 Years	$131
10 Years	$302

Fund Management Information

The following table identifies the investment adviser and investment sub-adviser for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage National Tax-Free Money Market Fund
Investment Adviser	Wells Fargo Funds Management, LLC
Investment Sub-adviser	Wells Capital Management Incorporated

Tax Information

It is expected that the Merger will be tax-free to the Funds and their shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss for U.S. federal income tax purposes directly as a result of the Merger.

The cost basis and holding period of your Target Fund shares will carry over for U.S. federal income tax purposes to the shares of the Acquiring Fund you receive as a result of the Merger.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

RISK DESCRIPTIONS

An investment in each Fund is subject to certain risks. There is no assurance that the yield of a Fund will be positive or that a Fund will meet its investment goal. An investment in a mutual fund is not a deposit with a bank; is not insured, endorsed or guaranteed by the FDIC or any government agency; and is subject to investment risks, including possible loss of your original investment. Like most investments, your investment in a Fund could result in a loss of money. The following provides additional information regarding the various risks referenced in the section entitled "Merger Summary."

  California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, housing and construction, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal securities. The State of California is experiencing extreme economic, budgetary and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. The economic and financial problems experienced by the State and its local governments could also negatively impact the ability of the issuers to meet their obligations and the value and liquidity of California municipal securities. In particular, State-level budgetary and cash flow problems may adversely impact the liquidity and values of certain securities in which the Fund invests that have exposure to State-level general obligations.

  Counter-Party Risk. When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to counter-party risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

  Debt Securities Risk. Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer or credit support provider of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or credit support provider or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

  Foreign Investment Risk. Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales of or distributions on foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

  Issuer Risk. The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

  Management Risk. We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.

  Market Risk. The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

  Money Market Fund Risk. Although each Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a Fund. Generally, short-term funds such as money market funds do not earn as high a level of income as funds that invest in longer-term instruments. Because the Funds invest in short-term instruments, the Funds' dividend yields may be low when short-term market interest rates are low.

  Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield.Typically, less information is available about a municipal issuer than is available for other types of securities issuers.The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects. In addition, certain municipal securities are special revenue obligations, which are payable from revenue generated by a particular project or other revenue source. Investors can look only to the revenue generated by the project or other revenue source rather than the revenue of a state or local government authority. Although the Fund strives to invest in municipal securities and other securities with interest that is exempt from federal income taxes, some income earned by Fund investments may be subject to such taxes, including the federal alternative minimum tax (AMT).The Fund takes advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax.Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.The ongoing issues facing the national economy are broadly and negatively impacting the economic and revenue performance of many states and their agencies and municipalities and the revenue production of certain issuers of municipal securities.These factors in turn may increase the likelihood that issuers of securities in which the Fund may invest will be unable to meet their obligations, that the values of securities in which the Fund invests will decline significantly, and that the liquidity of such securities will be impaired.

  Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment. In addition, earlier this year, the SEC adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential.

  U.S. Government Obligations Risk. U.S. Government obligations include securities issued by the U.S. Treasury, U.S. Government agencies or government-sponsored entities. While U.S. Treasury obligations are backed by the"full faith and credit" of the U.S.Government, securities issued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. The Government National Mortgage Association (GNMA), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. Government-sponsored entities (whose obligations are not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted. U.S. Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk.

MANAGEMENT OF THE FUNDS

The following provides additional information regarding the investment adviser and investment sub-adviser of your Acquiring Fund as referenced in the section entitled "Merger Summary" and expenses related to the operation of the Funds.

Investment Adviser

Funds Management is the investment adviser to your Acquiring Fund and will continue to be the investment adviser to your Acquiring Fund following the Merger.

The following are some key facts about Funds Management:

  Funds Management is an indirect, wholly-owned subsidiary of Wells Fargo & Company ("Wells Fargo").

  Funds Management was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank, N.A. ("Wells Fargo Bank") and is an affiliate of Wells Fargo Bank, which was founded in 1852 and is the oldest bank in the western United States and is one of the largest banks in the United States.

  Funds Management is located at 525 Market Street, San Francisco, California 94105, and Wells Fargo is located at 420 Montgomery Street, San Francisco, California 94163.

Sub-Adviser

Wells Capital Management Incorporated ("Wells Capital"), an affiliate of Funds Management and an indirect wholly-owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, California 94105, is the sub-adviser for the Acquiring Funds. Wells Capital is responsible for the day-to-day investment management activities of the Acquiring Funds. Wells Capital is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

Advisory and Sub-Advisory Fees

As compensation for its advisory services to your Acquiring Fund, Funds Management is entitled to receive a monthly fee at the annual rates indicated below, as a percentage of the Acquiring Fund's average daily net assets.

Fund	Breakpoint	Fee
Wells Fargo Advantage California Municipal Money Market Fund	All assets	0.10%
Wells Fargo Advantage Cash Investment Money Market Fund	All assets	0.10%
Wells Fargo Advantage National Tax-Free Money Market Fund	All assets	0.10%

For providing investment sub-advisory services to an Acquiring Fund, Wells Capital is entitled to receive monthly fees at the annual rates indicated below as a percentage of the Fund's average daily net assets. These fees may be paid by Funds Management or directly by the Fund. If a sub-advisory fee is paid directly by a Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly so that the Fund will not pay, in the aggregate, more than the amounts shown above as being due to Funds Management.

Fund	Breakpoint	Fee
Wells Fargo Advantage California Municipal Money Market Fund	First $1 billion	0.05%
	Next $2 billion	0.03%
	Next $3 billion	0.02%
	Over $6 billion	0.01%
Wells Fargo Advantage Cash Investment Money Market Fund	First $1 billion	0.05%
	Next $2 billion	0.03%
	Next $3 billion	0.02%
	Over $6 billion	0.01%
Wells Fargo Advantage National Tax-Free Money Market Fund	First $1 billion	0.05%
	Next $2 billion	0.03%
	Next $3 billion	0.02%
	Over $6 billion	0.01%

For the Acquiring Fund's most recent fiscal year, the aggregate advisory fee paid to Funds Management and Wells Capital was as follows:

Fund	As a % of average daily net assets[1]
Wells Fargo Advantage California Municipal Money Market Fund	0.12%
Wells Fargo Advantage Cash Investment Money Market Fund	0.00%
Wells Fargo Advantage National Tax-Free Money Market Fund	0.03%
1	The information shown in the table above reflects the effect of voluntary fee waivers implemented by Funds Management. These waivers may be removed at any time without notice.

MERGER INFORMATION

Board Considerations

At a Board meeting on August 24-25, 2010, the Board of the Trust, including a majority of the Independent Trustees, determined that the Merger of each Target Fund into the corresponding Acquiring Fund would be in the best interests of the Target Fund. The Board and Independent Trustees further determined that the interests of existing shareholders of each Target Fund would not be diluted as a result of its respective Merger. In advance of that meeting and the Board's May 2010 meeting, Funds Management provided extensive background materials and analyses regarding the proposals. These materials included information on the investment objectives, restrictions and principal investment strategies of the Target Funds and the Acquiring Funds, operating expenses and shareholder fees and services of the Target Fund and the Acquiring Fund, any fees or expenses of the Merger that will be borne directly or indirectly by a Target or Acquiring Fund, certain tax information, asset size, comparative information relating to net asset value on a marked-to-market basis, risk profile and investment performance information, and a discussion of the projected benefits to Target Fund shareholders. Funds Management responded to questions at this meeting and throughout the course of the Board's consideration of these proposals.

Set out below is a brief summary of the Trustees' consideration of a number of the most important, but not necessarily all, of the factors considered by the Board and the Independent Trustees:

STREAMLINED PRODUCT LINE AND ENHANCED VIABILITY

The Mergers of the Target Funds into the Acquiring Funds are intended to streamline the money market product offering of the Wells Fargo Advantage Funds fund family by combining funds with identical investment objectives and principal investment strategies. The Target Funds were initially developed primarily for use by the Wells Fargo Bank Personal Trust business, which utilized money market funds without advisory fees to avoid charging clients redundant fees. As the Wells Fargo Bank Personal Trust business is now able to waive account level fees on proprietary fund assets, and other sweep investors are able to utilize money market funds with advisory fees, the business case for the Target Funds has diminished. Further, the streamlining will enable management, as well as distribution and other resources, to more effectively concentrate on a more focused line-up of money market portfolios.

Combining the Funds is expected to benefit shareholders of the Target Funds by allowing Wells Fargo Advantage Funds to eliminate certain duplicative costs and spread others over a larger asset base, which may improve shareholder returns over time. The Board determined that such measures can benefit shareholders by leading to reductions in operating expense ratios. Moreover, the Acquiring Funds are significantly larger, and on a combined basis the Funds will have a less concentrated shareholder base and broader distribution channels. These characteristics potentially further benefit shareholders by smoothing investment flows and enhancing long-term viability.

In its deliberations, the Board recognized that some of the projected benefits of the Mergers would accrue to Funds Management and its affiliates rather than solely to Target Fund shareholders. In this regard, the Board noted that Funds Management and its affiliates are likely to benefit from the elimination of duplicative expenses, the reduction of associated operational costs and from other cost savings resulting from the streamlining of the product line, among other benefits.

PORTFOLIO MANAGEMENT

The Board was advised that the portfolio managers and investment strategies of the Target Funds are identical to those of the Acquiring Funds. The Board concluded that managing investment transactions and shareholder liquidity within one larger fund with a less concentrated shareholder base and potentially smoother investment flows, rather than in two nearly identical funds, could be advantageous to the portfolio management process, potentially leading to enhanced yields. Given the identical investment objectives and strategies, the Mergers are not expected to cause portfolio turnover or transaction expenses from the sale of securities that are incompatible with the Acquiring Funds' investment objectives. The Board also considered management's representation that the Mergers are not expected to alter the risk/potential return profile of any Target Fund shareholder's investment.

COMPARATIVE PERFORMANCE

The Institutional Class of the Acquiring Funds has achieved comparable or better investment performance over all measurement periods relative to the Trust Class of the Target Funds. Shareholders should consult the charts in the sub-sections entitled "Fund Performance Comparison" for Fund-specific performance comparisons. Although the Fund Performance Comparison charts for the California Tax-Free Municipal Money Market Trust Merger present returns for longer term periods for the Institutional Class of the Acquiring Fund that are lower than those of the Target Fund for comparable periods, the returns shown prior to the March 31, 2008 inception date of the Institutional Class of the Acquiring Fund reflect the performance of the Service Class shares, which include expenses that are not applicable to and higher than those of the Institutional Class shares. The Board noted however, that each Acquiring Fund and corresponding Target Fund has identical investment objectives, principal investments and principal investment strategies and that past performance is not predictive of future results.

TOTAL AND NET OPERATING EXPENSES OF THE FUNDS

The Board considered the total and net annual fund operating expenses for each Target Fund and its corresponding Acquiring Fund. For each Merger, the Institutional Class of the Acquiring Fund will have a gross operating expense ratio that is higher than that of the Trust Class of the Target Fund. However, the higher gross expense ratios are entirely attributable to the existence of an investment advisory fee for the Acquiring Fund; class expenses and other expenses are lower. In addition, for each Merger, the Institutional Class of the Acquiring Fund will have a net operating expense ratio fee waiver commitment equal to that of the Trust Class of the Target Fund. This fee waiver commitment cannot be raised or eliminated without the consent of the Board.

The Board noted that the Target Funds have the potential to benefit from greater economies of scale by reorganizing into the corresponding Acquiring Funds, which have significantly greater assets. Shareholders should consult the sub-sections entitled "Shareholder Fee and Fund Expense Comparison" for Fund-specific total and net operating expense ratio comparisons.

TAX-FREE REORGANIZATION

The Board also considered the expectation that each Merger will be treated as a "reorganization" for U.S. federal income tax purposes. Accordingly, it is expected that shareholders will not recognize a taxable gain or a loss on the exchange of Target Fund shares for shares of the corresponding Acquiring Fund and shareholders will have the same tax basis in Acquiring Fund shares as in Target Fund shares. Shareholders will continue to have the right to redeem any or all shares at net asset value at any time. Shareholders should review the section entitled "Material U.S. Federal Income Tax Consequences of the Mergers" for a description of the material U.S. federal income tax consequences of the Mergers.

EXPENSES OF THE MERGERS

The Board noted Funds Management's agreement to bear all expenses incurred in connection with the Mergers, whether or not the Mergers are consummated.

Specific Considerations

The Board also considered certain factors specific to each Fund in concluding that the proposed Mergers are in the best interests of each Target Fund's shareholders. Some of the specific factors that the Board considered for each Merger are detailed below.

Merger of the California Municipal Money Market Trust into the California Municipal Money Market Fund

The Board considered the duplicative nature of maintaining two funds that have identical investment objectives and principal investment strategies. In this regard, the Board considered that both funds seek current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity. The Board also considered that, although the California Municipal Money Market Fund has an advisory fee and a higher gross expense ratio than the California Municipal Money Market Trust, the funds have identical contractual expense caps (which, in both cases, are below the gross expense ratio). In the case of the California Municipal Money Market Fund, the expense cap is in effect until at least July 2013. This fee waiver commitment cannot be raised or eliminated without the consent of the Board. The Board further noted that California Municipal Money Market Trust is used as a sweep vehicle for certain other Funds of Wells Fargo Advantage Funds, and the Board also authorized an officer of such funds to execute a written consent approving the Merger. The Board noted that a significant portion of the California Municipal Money Market Trust's shares are owned in discretionary accounts by affiliates of Wells Fargo, for which an independent fiduciary will be asked to vote. The Board also considered the California Municipal Money Market Trust's smaller asset base (approximately $407 million) as compared to that of the California Municipal Money Market Fund (approximately $2.556 billion).

Merger of the Money Market Trust into the Cash Investment Money Market Fund

The Board considered the duplicative nature of maintaining two funds that have identical investment objectives and principal investment strategies. In this regard, the Board considered that both funds seek current income, while preserving capital and liquidity. The Board further noted that the Money Market Trust is used as a sweep vehicle for certain other Funds of Wells Fargo Advantage Funds, and the Board also authorized an officer of such funds to execute a written consent approving the Merger. The Board also considered the Money Market Trust's smaller asset base (approximately $2.394 billion) as compared to that of the Cash Investment Money Market Fund (approximately $16.211 billion).

In addition, as the Target Fund and Acquiring Fund are both money market funds, they are managed to comply with Rule 2a-7 under the 1940 Act and are designed to sell and redeem shares at a stable net asset value of $1.00 per share. The Board also considered that the Money Market Trust shareholder's market-based net asset value, which is not the value at which shareholders transact but is a value that is calculated frequently in order to determine the ability to continue to transact at $1.00, would increase as a result of the Merger into the Cash Investment Money Market Fund.

In May 2010, in anticipation of the Merger proposals, Funds Management agreed to voluntarily reduce the net operating expense ratio for the Money Market Trust to 0.13% of average daily net assets, while the Cash Investment Money Market Fund, its corresponding Acquiring Fund, maintains its committed net operating expense ratio of 0.20%. Thus, the Merger will result in an increase in the net operating expense ratio that is actually being charged to shareholders. The Board also considered that despite the Cash Investment Money Market Fund having an advisory fee and a higher gross expense ratio than the Money Market Trust, the funds have identical contractual expense caps (which, in both cases, are below the gross expense ratio). In the case of the Cash Investment Money Market Fund, the expense cap is in effect until at least June 2011. This fee waiver commitment cannot be raised or eliminated without the consent of the Board. The Board also noted that shareholders that are eligible to invest in the Select Class of shares of the Cash Investment Money Market Fund, including the Wells Fargo Advantage Funds that currently use the Money Market Trust for cash management purposes, will be able to convert their shares to the Select Class, which maintains a [contractual] fee cap of 0.13% of average daily assets. The Board also noted that, prior to the May 2010 implementation of the voluntary waiver, the Money Market Trust was operating subject to its committed net operating expense ratio of 0.20%, which is identical to that of the Cash Investment Money Market Fund and continues in effect.

Merger of the National Tax-Free Money Market Trust into the National Tax-Free Money Market Fund

The Board considered the duplicative nature of maintaining two funds that have identical investment objectives and principal investment strategies. In this regard, the Board considered that both funds seek current income exempt from federal income tax, while preserving capital and liquidity. The Board also considered that, although the National Tax-Free Money Market Fund has an advisory fee and a higher gross expense ratio than the National Tax-Free Money Market Trust, the funds have identical contractual expense caps (which, in both cases, are below the gross expense ratio). In the case of the National Tax-Free Money Market Fund, the expense cap is in effect until at least June 2011. This fee waiver commitment cannot be raised or eliminated without the consent of the Board. The Board noted that a significant portion of the National Tax-Free Money Market Trust's shares are owned in discretionary accounts by affiliates of Wells Fargo, for which an independent fiduciary will be asked to vote. As indicated above, the Board also considered the National Tax-Free Money Market Trust's smaller asset base (approximately $178 million) as compared to that of the National Tax-Free Money Market Fund (approximately $4.965 billion).

Agreement and Plan of Reorganization and Related Matters

Each Target Fund will be reorganized into its corresponding Acquiring Fund pursuant to the Plan, a form of which is attached as Exhibit A. The following summary of the Plan is qualified in its entirety by reference to Exhibit A.
The Plan provides that an Acquiring Fund will acquire all of the assets of the corresponding Target Fund in exchange for shares of equal value of the Acquiring Fund (measured using the amortized cost method on the business day immediately preceding the Merger) and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, at 9:00 a.m. Eastern Time on the Merger date (the "Effective Time").
The number of full and fractional shares of the applicable class of an Acquiring Fund to be received by the corresponding Target Fund will be determined by dividing the value of assets net of liabilities attributable to such Target Fund by the net asset value ("NAV") of one share of the applicable Acquiring Fund class. The Plan specifies that the method of determining the value of the assets net of liabilities and the NAV of each class of the Acquiring Fund shall be the same method used in determining the NAV of the Acquiring Fund in the ordinary course, which is identical to the method used by the Target Fund. The valuation will be conducted on the business day immediately preceding the Effective Time or upon such other date as the parties may agree, as of the last time that the Acquiring Fund ordinarily calculates its NAV, or as of such other time as the parties may agree (the "Valuation Date").
At the Effective Time or as soon as reasonably practicable thereafter, the Target Fund will liquidate and distribute pro rata to the Target Fund shareholders as of the close of business on the Valuation Date the full and fractional shares of the applicable class of the Acquiring Fund received by the Target Fund. After these distributions and the winding up of its affairs, the Target Fund will be terminated as a series of the Trust in accordance with applicable law and its Declaration of Trust.
A majority of the Board of Trustees may terminate the Plan on behalf of any Target Fund or Acquiring Fund under certain circumstances. In addition, completion of a Merger is subject to numerous conditions set forth in the Plan, including approval by Target Fund shareholders, the accuracy of various representations and warranties, and receipt of a tax opinion generally to the effect that the Merger will qualify as a "reorganization" for U.S. federal income tax purposes.
Whether or not a Merger is consummated, Funds Management or one of its affiliates will pay all expenses incurred by the Target Fund and Acquiring Fund in connection with the Merger, including proxy solicitation costs. If a Target Fund's shareholders do not approve the Merger, the Board of Trustees on behalf of the Target Fund may consider other possible courses of action.

Information concerning the pro forma capitalization of each Fund is contained in Exhibit C to this prospectus/proxy statement.

Material U.S. Federal Income Tax Consequences of the Mergers

The following discussion summarizes certain material U.S. federal income tax consequences of your Merger, including an investment in Acquiring Fund shares that are applicable to you as a Target Fund shareholder. It is based on the Internal Revenue Code of 1986, as amended (the "Internal Revnue Code"), applicable U.S. Treasury regulations, judicial authority and administrative rulings and practice, all as of the date of this prospectus/proxy statement and all of which are subject to change, including changes with retroactive effect. The discussion below does not address any state, local or foreign tax consequences of the Mergers. Your tax treatment may vary depending upon your particular situation. You also may be subject to special rules not discussed below if you are a certain kind of Target Fund shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a shareholder who holds Target Fund shares as part of a hedge, straddle or conversion transaction; a person that does not hold Target Fund shares as a capital asset at the time of the Mergers; or an entity taxable as a partnership for U.S. federal income tax purposes and investors in such an entity.

We have not requested and will not request an advance ruling from the Internal Revenue Service, or the IRS, as to the U.S. federal income tax consequences of the Mergers, an investment in Acquiring Fund shares or any related transaction. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. You are urged to consult with your own tax advisers and financial planners as to the particular tax consequences of your Merger and of holding Acquiring Fund shares to you, including the applicability and effect of any state, local or foreign laws and the effect of possible changes in applicable tax laws.

Qualification of the Mergers as Tax-Free "Reorganizations" Under the Internal Revenue Code

The obligation of the Funds to consummate the Mergers is contingent upon their receipt of an opinion from Proskauer Rose LLP, special tax counsel to the Acquiring Funds, generally to the effect that each Merger will qualify as a "reorganization" under Section 368(a) of the Internal Revenue Code with respect to each Acquiring Fund and its corresponding Target Fund(s), and therefore generally:

  no gain or loss will be recognized by the Acquiring Fund upon receipt of the corresponding Target Fund's assets in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund;

  the Acquiring Fund's tax basis in the assets of the corresponding Target Fund transferred to the Acquiring Fund in the Merger will be the same as the Target Fund's tax basis in the assets immediately prior to the transfer;

  the Acquiring Fund's holding periods for the assets of the corresponding Target Fund will include the periods during which such assets were held by the Target Fund;

  no gain or loss will be recognized by the Target Fund upon the transfer of the Target Fund's assets to the Acquiring Fund in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund, or upon distribution of Acquiring Fund shares by the Target Fund to its shareholders in liquidation;

  no gain or loss will be recognized by the Target Fund's shareholders upon the exchange of their Target Fund shares for Acquiring Fund shares;

  the tax basis of Acquiring Fund shares a Target Fund shareholder receives in connection with the Merger will be the same as the tax basis of his or her Target Fund shares exchanged therefor;

  a Target Fund shareholder's holding period for his or her Acquiring Fund shares will include the period for which he or she held the Target Fund shares exchanged therefor; and

  the Acquiring Fund will succeed to, and take into account the items of the Target Fund described in Section 381(c) of the Internal Revenue Code, subject to the conditions and limitations specified in the Internal Revenue Code and the U.S. Treasury regulations thereunder.

The tax opinion described above will be based on then-existing law, will be subject to certain assumptions, qualifications and exclusions and will be based in part on the truth and accuracy of certain representations by us on behalf of the Acquiring Funds and the Target Funds.
 Status as a Regulated Investment Company

Each Fund has elected and, we believe, since its formation always qualified to be treated as a separate "regulated investment company," or "RIC," under Subchapter M of Subtitle A, Chapter 1 of the Internal Revenue Code. Accordingly, we believe that each Fund has been, and will continue to be, relieved of U.S. federal income tax liability to the extent that it makes distributions of its income and gains to its shareholders.

U.S. Federal Income Taxation of an Investment in an Acquiring Fund

The following discussion summarizes certain material U.S. federal income tax consequences of an investment in an Acquiring Fund. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the prospectuses and statements of additional information for the Acquiring Funds for additional U.S. federal income tax information.

Qualification as a Regulated Investment Company. It is intended that each Acquiring Fund will qualify as a RIC under Subchapter M of Subtitle A, Chapter 1 of the Internal Revenue Code. Each Acquiring Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Internal Revenue Code applicable to RICs generally will apply separately to each Acquiring Fund even though each Acquiring Fund is a series of the Trust. Furthermore, each Acquiring Fund will separately determine its income, gains, losses and expenses for U.S. federal income tax purposes.

In order to qualify as a RIC under the Internal Revenue Code, each Acquiring Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined in the Internal Revenue Code. Future U.S. Treasury regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to an Acquiring Fund's principal business of investing in stock, securities or options and futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership, except a qualified publicly traded partnership, will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC.

Each Acquiring Fund must also diversify its holdings so that, at the end of each quarter of an Acquiring Fund's taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Acquiring Fund's total assets and do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Acquiring Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Acquiring Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term "outstanding voting securities of such issuer" includes the equity securities of a qualified publicly traded partnership.

In addition, with respect to each taxable year, each Acquiring Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net tax-exempt interest income earned for the taxable year. If an Acquiring Fund meets all of the RIC qualification requirements, it generally will not be subject to U.S. federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, an Acquiring Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, an Acquiring Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from an Acquiring Fund in the year they are actually distributed.

However, if an Acquiring Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Acquiring Fund and its shareholders will be treated as if the Acquiring Fund paid the distribution by December 31 of the first taxable year. Each Acquiring Fund intends to distribute its net income and gain in a timely manner to maintain its status as a RIC and eliminate fund-level U.S. federal income taxation of such income and gain. However, no assurance can be given that an Acquiring Fund will not be subject to U.S. federal income taxation.

Moreover, the Acquiring Funds may retain for investment all or a portion of their net capital gain. If an Acquiring Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long- term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Acquiring Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of an Acquiring Fund will be increased by an amount equal to the difference between the amount of undistributed capital gain included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. An Acquiring Fund is not required to, and there can be no assurance that it will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

If, for any taxable year, an Acquiring Fund fails to qualify as a RIC, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from such Acquiring Fund's current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gain) to its shareholders will be taxable as dividend income. To re-qualify to be taxed as a RIC in a subsequent year, an Acquiring Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Acquiring Fund to the IRS. In addition, if an Acquiring Fund initially qualifies as a RIC but subsequently fails to qualify as a RIC for a period greater than two taxable years, the Acquiring Fund generally will be required to recognize and pay tax on any net unrealized gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Acquiring Fund had been liquidated) or, alternatively, to be subject to tax on such unrealized gain recognized for a period of ten years, in order to re-qualify as a RIC in a subsequent year.

Excise Tax. If an Acquiring Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses), 98% of its capital gain net income (adjusted for certain net ordinary losses) for the 12-month period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that was not distributed during such years, the Acquiring Fund will be subject to a nondeductible 4% U.S. federal excise tax on the undistributed amounts (other than to the extent of its tax-exempt interest income, if any). For these purposes, an Acquiring Fund will be treated as having distributed any amount on which it is subject to corporate-level U.S. federal income tax for the taxable year ending within the calendar year. The Acquiring Funds generally intend to actually, or be deemed to, distribute substantially all of their ordinary income and capital gain net income, if any, by the end of each calendar year and thus expect not to be subject to the excise tax. However, no assurance can be given that an Acquiring Fund will not be subject to the excise tax. Moreover, the Acquiring Funds reserve the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid by an Acquiring Fund is determined to be de minimis).

Taxation of Acquiring Fund Investments. It is expected that substantially all of the Acquiring Funds' net income will consist of ordinary income, tax-exempt interest income and short-term capital gain.

Additionally, prospective shareholders should be aware that investments made by the Acquiring Funds may involve complex tax rules that may result in income or gain recognition by the Acquiring Funds without corresponding current cash receipts. An Acquiring Fund could recognize such income and gain because of issuer distress or a workout of a distressed investment. Although the Acquiring Funds seeks to avoid significant non-cash income, such non-cash income could be recognized by the Acquiring Funds, in which case the Acquiring Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Acquiring Funds could be required at times to liquidate investments prematurely in order to satisfy its minimum distribution requirements.

Taxation of Distributions. Except for exempt-interest dividends (defined below) paid out by Wells Fargo Advantage California Municipal Money Market Fund and Wells Fargo Advantage National Tax-Free Money Market Fund (the "Tax-Free Funds"), distributions paid out of an Acquiring Funds' current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Acquiring Funds, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. For U.S. federal income tax purposes, the Acquiring Funds' earnings and profits, described above, are determined at the end of the Acquiring Fund's taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of an Acquiring Fund's current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Acquiring Fund shares and then as capital gain. The Acquiring Funds may make distributions in excess of their earnings and profits, from time to time.

Distributions on an Acquiring Fund's shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed a Fund's realized income and gains, even if such distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares acquired at a time when an Acquiring Fund's net asset value reflects gains that are either unrealized or realized but not distributed, or an Acquiring Fund has recognized but not distributed taxable income or gain.

For U.S. federal income tax purposes, distributions of taxable investment income generally are taxable as ordinary income, and distributions of gains from the sale of investments that an Acquiring Fund owned for one year or less will be taxable as ordinary income. Distributions properly designated by the Acquiring Funds as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed an Acquiring Fund's net capital gain for the taxable year), regardless of how long a shareholder has held Acquiring Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income. The Acquiring Funds will designate capital gain dividends, if any, in a written notice mailed by each Acquiring Fund to its shareholders not later than 60 days after the close of such Acquiring Fund's taxable year.

Some states may not tax distributions made to individual shareholders that are attributable to interest an Acquiring Fund earned on direct obligations of the U.S. government if such Acquiring Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Acquiring Fund Shares. In general, as long as the Acquiring Funds maintain a net asset value of $1.00 per share, an Acquiring Fund shareholder should not recognize any gain or loss upon the sale or exchange of Acquiring Fund shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges the shareholder's Acquiring Fund shares, subject to the discussion below, the shareholder generally will recognize a taxable capital gain or loss on the difference between the amount received for shares (or deemed received in the case of an exchange) and the shareholder's tax basis in the shares. This gain or loss will be long-term capital gain or loss if the shareholder has held such Acquiring Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.

If a shareholder sells or exchanges Acquiring Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of an Acquiring Fund or a different RIC, the sales charge previously incurred in acquiring the Acquiring Fund's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder recognizes a loss on a disposition of Acquiring Fund shares, the loss will be disallowed under the "wash sale" rules to the extent the shareholder purchases substantially identical shares within the 61 day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives a capital gain dividend with respect to any Acquiring Fund share and such Acquiring Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Acquiring Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then U.S. Treasury regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this filing.

In addition, if a shareholder holds Acquiring Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends (defined below) received with respect to the shares. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then U.S. Treasury regulations may permit an exception to this six-month rule. Additionally, where an Acquiring Fund regularly distributes at least 90% of its net tax-exempt interest, if any, the Treasury Department is authorized to issue regulations reducing the six month holding period requirement to a period of not less than the greater of 31 days or the period between regular distributions. No such regulations have been issued as of the date of this filing.

U.S. Federal Income Tax Rates. Noncorporate Acquiring Fund shareholders (i.e., individuals, trusts and estates) are taxed at a maximum stated rate of 35% on ordinary income and 15% on long-term capital gain for taxable years beginning on or before December 31, 2010. Under current law, these rates will increase to 39.5% and 20%, respectively, for taxable years beginning after this date. Generally, none of an Acquiring Fund's distributions will be treated as "qualified dividend income," which generally can qualify for reduced taxation in the hands of noncorporate taxpayers. The maximum stated corporate U.S. federal income tax rate applicable to ordinary income and net capital gain is 35%. Distributions from the Acquiring Funds generally will not qualify for the "dividends-received deduction" applicable to corporate shareholders with respect to certain dividends.

Under recently enacted legislation, for taxable years beginning after December 31, 2012, noncorporate Acquiring Fund shareholders generally will be subject to a 3.8% tax on their "net investment income," which ordinarily includes taxable distributions received from an Acquiring Fund and taxable gain on the disposition of Acquiring Fund shares.

Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of U.S. federal income tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

Backup Withholding. The Acquiring Funds are generally required to withhold and remit to the IRS an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an Acquiring Fund shareholder if (i) the shareholder fails to furnish an Acquiring Fund with a correct "taxpayer identification number" ("TIN"), (ii) the shareholder fails to certify under penalties of perjury that the TIN provided is correct, (iii) the shareholder fails to make certain other certifications, or (iv) the IRS notifies an Acquiring Fund that the shareholder's TIN is incorrect or that the shareholder is otherwise subject to backup withholding. The rate of backup withholding is set to increase to 36% for amounts distributed or paid after December 31, 2010.

Backup withholding is not an additional tax imposed on an Acquiring Fund shareholder. If an Acquiring Fund shareholder is subject to backup withholding, the shareholder can apply amounts withheld as a credit against the shareholder's U.S. federal income tax liability and can claim a refund of any excess amounts withheld, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. A shareholder may generally avoid backup withholding by furnishing a properly completed IRS Form W-9.

Foreign Shareholders. For purposes of this discussion, "foreign shareholders" include: (i) nonresident alien individuals, (ii) foreign trusts (i.e., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations.

Generally, distributions made to foreign shareholders may be subject to non-refundable U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty) even if they are funded by income or gains (such as "portfolio interest," short-term capital gain, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. Capital gain dividends and gains recognized by a foreign shareholder on the redemption of Acquiring Fund shares generally will not be subject to U.S. federal income tax withholding, provided that certain requirements are satisfied. Tax-exempt dividends (described below) paid by a Tax-Free Fund paid to a foreign shareholders also should be exempt from U.S. federal income tax withholding.

Before investing in Acquiring Fund shares, a prospective foreign shareholder should consult with its own tax advisors, including whether the shareholder's investment can qualify for benefits under an applicable income tax treaty.

Tax-Deferred Plans. Shares of the Acquiring Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. However, shares of the Tax-Free Funds may not be suitable for tax-deferred retirement and other tax-advantaged plans and accounts since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the tax exempt status of certain distributions from the Tax-Free Funds (discussed below). Such distributions may ultimately be taxable to the beneficiaries when distributed to them. Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Acquiring Fund shares through such plans and/or accounts.

Tax-Exempt Shareholders. Shares of the Tax-Free Funds may not be suitable for tax-exempt shareholders since such shareholders generally would not benefit from the tax-exempt status of distributions from the Tax-Free Funds (discussed below). Tax-exempt shareholders should contact their tax advisers and financial planners regarding the tax consequences to them of an investment in the Acquiring Funds.

Tax Shelter Reporting Regulations. Generally, under U.S. Treasury regulations, if an individual shareholder recognizes a loss of $2 million or more or if a corporate shareholder recognizes a loss of $10 million or more, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of securities are in many cases exempt from this reporting requirement, but under current guidance, shareholders of a RIC are not exempt. Future guidance may extend the current exemption from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Additional Considerations for the Tax-Free Funds. If at least 50% of the value of an Acquiring Fund's total assets at the close of each quarter of its taxable years consists of debt obligations that generate interest exempt from U.S. federal income tax under Section 103 of the Internal Revenue Code, then the Acquiring Fund may qualify to pass through to its shareholders the tax-exempt character of its income from such debt obligations by paying exempt-interest dividends. The Tax-Free Funds intend to so qualify and are designed to provide shareholders with income exempt from U.S. federal income tax in the form of exempt-interest dividends. "Exempt-interest dividends" are dividends (other than capital gain dividends) paid by a RIC that are properly designated as such in a written notice mailed to its shareholders.

No later than 60 days after the close of its taxable year, each Tax-Free Fund will notify its shareholders of the portion of the distributions for the taxable year that constitutes exempt-interest dividends. The designated portion cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Internal Revenue Code received by a Tax-Free Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Internal Revenue Code. Interest on indebtedness incurred to purchase or carry shares of the Tax-Free Funds will not be deductible to the extent that the Tax-Free Funds' distributions are exempt from U.S. federal income tax. In addition, an investment in a Tax-Free Fund may result in liability for U.S. federal alternative minimum tax ("AMT"). Certain deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating the U.S. federal AMT. Tax preference items include tax-exempt interest on certain "private activity bonds." To the extent a Tax-Free Fund invests in certain private activity bonds, its shareholders will be required to report that portion of the Fund's distributions attributable to income from the bonds as a tax preference item in determining their U.S. federal AMT, if any. Shareholders will be notified of the tax status of distributions made by a Tax-Free Fund.

Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares in a Tax-Free Fund. Furthermore, shareholders will not be permitted to deduct any of their share of a Tax-Free Fund's expenses in computing their U.S. federal AMT. In addition, exempt-interest dividends paid by a Tax-Free Fund to a corporate shareholder are included in the shareholder's "adjusted current earnings" as part of its U.S. federal AMT calculation, and may also affect its U.S. federal "environmental tax" liability. As of the date of this filing, individuals are subject to the U.S. federal AMT at a maximum rate of 28% and corporations are subject to the U.S. federal AMT at a maximum rate of 20%. Shareholders with questions or concerns about the U.S. federal AMT should consult own their own tax advisers.

The IRS is paying increased attention to whether debt obligations intended to produce interest exempt from U.S. federal income tax in fact meet the requirements for such exemption. Ordinarily, the Tax-Free Funds rely on opinions from the issuer's bond counsel that interest on the issuer's debt obligation will be exempt from U.S. federal income tax. However, no assurance can be given that the IRS will not successfully challenge such exemption, which could cause interest on the debt obligation to be taxable and could jeopardize a Tax-Free Fund's ability to pay any exempt-interest dividends. Similar challenges may occur as to state-specific exemptions.

A shareholder who receives Social Security or railroad retirement benefits should consult the shareholder's own tax adviser to determine what effect, if any, an investment in a Tax-Free Fund may have on the U.S. federal taxation of such benefits. Exempt-interest dividends are included in income for purposes of determining the amount of benefits that are taxable.

Distributions of a Tax-Free Fund's income other than exempt-interest dividends generally will be taxable to shareholders. Gains realized by a Tax-Free Fund on the sale or exchange of investments that generate tax-exempt income will also be taxable to shareholders.

Although exempt-interest dividends are generally exempt from U.S. federal income tax, there may not be a similar exemption under the laws of a particular state or local taxing jurisdiction. Thus, exempt-interest dividends may be subject to state and local taxes. You should consult your own tax advisor to discuss the tax consequences of your investment in a Tax-Free Fund.

Additional Considerations for the California Municipal Money Market Fund ( the "California Fund"). If, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of an Acquiring Fund consists of obligations the interest on which, if held by an individual, is exempt from income taxation by California ("California Exempt Securities"), then the RIC will be qualified to make distributions that are exempt from California individual income tax ("California exempt-interest distributions"). For this purpose, California Exempt Securities generally are limited to California municipal securities and certain U.S. Government and U.S. possession obligations. The California Fund intends to qualify under the above requirements so that they can pay California exempt-interest distributions.

Within sixty days after the close of its taxable year, the California Fund will notify its shareholders of the portion of the distributions made by the Fund that is exempt from California individual income tax. The total amount of California exempt-interest distributions paid by the California Fund attributable to any taxable year cannot exceed the excess of the amount of interest received by the Fund for such year on California Exempt Securities over any amounts that, if the Fund was treated as an individual, would be considered expenses related to tax exempt income or amortizable bond premium and would thus not be deductible under federal income or California individual income tax law.

In cases where a shareholder of the California Fund is a "substantial user" or "related person" with respect to California Exempt Securities held by the Fund, such shareholders should consult their tax advisors to determine whether California exempt-interest distributions paid by the Fund with respect to such obligations retain California individual income tax exclusion. In this connection, rules similar to those regarding the possible unavailability of federal exempt-interest distributions treatment to "substantial users" are applicable for California income tax purposes. Interest on indebtedness incurred by a shareholder in a taxable year to purchase or carry shares of the California Fund is not deductible for California individual income tax purposes if the Fund distributes California exempt-interest distributions to the shareholder for that taxable year.

The foregoing is only a summary of some of the important California individual income tax considerations generally affecting the California Fund and its shareholders. No attempt is made to present a detailed explanation of the California income tax treatment of the California Fund or its shareholders, and this discussion is not intended as a substitute for careful planning. Further, it should be noted that the portion of any California Fund distributions constituting California exempt-interest distributions is excludable from income for California individual income tax purposes only. Any distributions paid to shareholders subject to California franchise tax or California corporate income tax may be taxable for such purposes. Accordingly, investors in the California Fund, including, in particular, corporate investors that may be subject to either California franchise tax or California corporate income tax, should consult their own tax advisers with respect to the application of such taxes to the receipt of the California Fund's distributions and as to their own California tax situation, in general.

Legislative Proposals. You should recognize that the present U.S. federal income tax treatment of the Acquiring Funds and their shareholders may be modified by legislative, judicial or administrative actions at any time, which may be retroactive in effect. The rules dealing with U.S. federal income taxation are constantly under review by Congress, the IRS and the Treasury Department, and statutory changes as well as promulgation of new regulations, revisions to existing statutes, and revised interpretations of established concepts occur frequently. For example, legislation has been introduced that would renew exemptions, under certain conditions, for distributions to foreign shareholders attributable to the net interest income and net short-term capital gain of an Acquiring Fund. You should consult your advisors concerning the status of legislative proposals that may pertain to holding Acquiring Fund shares.

Share Class Information

The following is a summary description of the share classes of the Target and Acquiring Funds involved in your Merger.

Shares of the Target and Acquiring Funds may be purchased and sold through broker-dealers and other financial intermediaries who have entered into sales agreements with the Funds' principal underwriter, Wells Fargo Funds Distributor, LLC ("WFFD"). Institutional Class shares may also be purchased and sold directly. Additional information on how you can buy, redeem or exchange shares of each Fund is available in the Fund's prospectus and SAI.

  Institutional Class. Institutional Class shares are offered for direct investment by certain institutions. Institutional Class shares may also be offered through certain financial intermediaries. Institutional Class shares are offered at NAV without a front-end sales charge, contingent deferred sales charge, 12b-1 fee or shareholder servicing fee. Institutions and other investors are required to make a minimum initial investment of $10,000,000 per Fund. There are no minimum subsequent investment requirements. The minimum initial investment may be waived or reduced in certain situations. Target Fund shareholders who receive Institutional Class shares in connection with the Merger will not need to meet the minimum investment amount with respect to their Acquiring Fund as long as their account record remains active on the Acquiring Fund's transfer agency system. With respect to additional purchases, there are no minimum subsequent investment requirements.

  Trust Class. Trust Class shares may generally only be purchased within certain trust or investment advisory accounts. Trust Class shares may also be offered through cerain financial intermediaries. Trust Class shares are offered at NAV without a front-end sales charge, contingent deferred sales charge, 12b-1 fee or shareholder servicing fee. Trust Class shares have no minimum or subsequent investment requirement.

Exchange Privileges

In general, Institutional Class shares of the Acquiring Funds may be exchanged for shares of the same class of any other Wells Fargo Advantage Fund. Trust Class shares of the Target Funds do not currently have exchange privileges. No sales charge is imposed on an exchange. If you are making an initial investment into a fund through an exchange, you generally must exchange at least the minimum initial purchase amount for the new fund. An exchange is considered both a sale and a purchase of shares and may create a taxable event. Further information regarding the current exchange privileges, the requirements and limitations attendant thereto, and the tax implications are described in each Acquiring Fund's prospectus and SAI.

Financial Intermediary Compensation

If you purchase a Target Fund or an Acquiring Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary's website for more information.

Fund Policies and Procedures

Short-Term Trading Policy

Although the short-term trading policies of the Target and Acquiring Funds do not apply directly to purchases and sales of money market fund shares, they apply to exchanges of money market fund shares for shares of other Wells Fargo Advantage Funds.
Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market funds. Moreover, because all money market funds typically maintain a $1.00 net asset value, there is no significant incentive for an investor to attempt to market time investments into a money market fund.

Although the policies adopted by the Funds do not prohibit frequent trading between money market funds, Funds Management will seek to prevent an investor from utilizing a money market fund to facilitate frequent purchases and redemptions of shares in non-money market funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Funds' policies (as described in the prospectus for the non-money market fund), Funds Management will prevent such investor from investing in the non-money market fund for a period of 30 calendar days.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliates that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

Dividend Policy

The Funds declare distributions of any net investment income daily, and make such distributions monthly. The Funds generally make distributions of any realized net capital gains annually. Your distributions will be automatically reinvested in additional shares, unless you or your financial intermediary directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Advantage Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

See each Fund's prospectus for further information concerning dividends and distributions.

Pricing Fund Shares

The following describes how the Funds price their shares.

See each Fund's prospectus and statement of additional information for further information about the pricing of shares.

The share price (net asset value per share or NAV) for each Fund is calculated each business day. To calculate a share's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The NAV of each share class is calculated separately. Wells Fargo Advantage Funds calculate the NAV of the Acquiring Funds at the following times each business day for the purpose of accepting purchase orders and redemption requests:

Fund	NAV Calculation Times
Wells Fargo Advantage California Municipal Money Market Fund	10:00a.m., 12:00p.m. and 4:00p.m. (ET)
Wells Fargo Advantage Cash Investment Money Market Fund	10:00a.m., 12:00p.m., 2:00p.m., 3:00p.m., 4:00p.m. and 5:00p.m. (ET)
Wells Fargo Advantage National Tax-Free Money Market Fund	10:00a.m., 12:00p.m. and 4:00p.m. (ET)

Generally, the NAV is not calculated, and purchase and redemption orders are not accepted, on days that the New York Stock Exchange ("NYSE") is closed. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. An order will be priced at the next NAV calculated after the order is received in proper form by the Fund's transfer agent. In the case of exchange orders, the exchange order is deemed to be a request for the redemption of shares of the Acquiring Fund and for the purchase of shares of the other Wells Fargo Advantage Fund, each to be processed at the next time when both funds calculate their NAVs at the same time, which will generally be at 4:00 p.m. Eastern Time. Information on the timing of dividend accrual in connection with a purchase or a redemption of shares is referenced in this prospectus/proxy statement and the Merger SAI.

Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable each Fund to price its shares at $1.00 per share, although each Fund's share price may deviate from $1.00 per share.

The Board has established procedures designed to monitor each Fund's price per share. Funds Management will notify the Board if the Fund's market-based net asset value deviates more than 0.25% from the Fund's net asset value using the mark-to-market valuation method. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, including, but not limited to, establishing a net asset value per share (of less than or more than $1.00) solely by using available market quotations.

Additional Information about the Pricing of Money Market Fund Shares. The "amortized cost" method of valuation generally allows a money market fund to assume that all of the securities held by the fund will be held to maturity and that all interest and principal will be paid at maturity. As a result, a Fund may issue and redeem shares - including issuance of shares in the Mergers - at an amortized cost-based net asset value of a share of $1.00 per share even though the Fund's net asset value per share based on market quotations (or other market-based pricing) may be more or less than $1.00 per share, and the market-based net asset value of the shares received by you in a Merger may be more or less than the market-based net asset value of your shares in the Target Fund. In this prospectus/proxy statement, unless it is specifically stated otherwise, a reference to a Fund's "net asset value" or "NAV," including for purposes of determining the number of shares to be issued by an Acquiring Fund in a Merger, will be determined based on the amortized cost-based net asset value of the Fund in question, even if the market-based net asset value per share of the Fund is more or less than $1.00.

INFORMATION ON SHAREHOLDERS' RIGHTS

Form of Organization

The Target and Acquiring Funds are series of the Trust. The Trust is an open-end management investment company registered with the SEC under the 1940 Act, which continuously offers shares to the public. The Trust is organized as a Delaware statutory trust and is governed by its Amended and Restated Declaration of Trust (the "Declaration of Trust") and applicable state and federal law.

Capitalization

The beneficial interests in the Target and Acquiring Funds are represented by an unlimited number of transferable shares of beneficial interest. Each Target and Acquiring Fund's governing documents permit the Trustees to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by both the Target and Acquiring Funds. Each Target and Acquiring Fund's shares represent equal proportionate interests in the assets belonging to the shares of the same class of that Fund. Except as otherwise required by the 1940 Act or other applicable law, shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Target and Acquiring Fund vote separately, by class, as to matters that affect only their particular class and, by Fund, as to matters, such as approval of or amendments to investment advisory agreements or proposed mergers, that affect only their particular Fund.

Shareholder Liability

Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. Other than in a limited number of states, no such similar statutory or other authority limiting business trust shareholder liability exists. As a result, to the extent that the Trust or shareholders of the Trust is subject to the jurisdiction of a court that does not apply Delaware law, shareholders of the Trust may be subject to liability. To guard against this risk, the Declaration of Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of the Trust incurring financial loss beyond that shareholder's investment because of shareholder liability should be limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself is unable to meet its obligations.

Shareholder Meeting and Voting Rights

The Trust is not required to hold annual meetings of shareholders and does not currently intend to hold regular shareholder meetings. Only when required under the 1940 Act, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holder(s) of at least 10% of the outstanding shares of the Trust. Any Trustee of the Trust may be removed at any meeting of shareholders by a vote of at least 2/3 of the outstanding shares as interpreted by the staff of the SEC.

The Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Cumulative voting is not permitted in the election of Trustees. Except when a larger quorum is required by applicable law, 33 1/3% of the issued and outstanding shares of a Fund entitled to vote constitutes a quorum for consideration of a matter. For each Fund, when a quorum is present a majority (greater than 50%) of the votes cast is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

The Declaration of Trust of the Trust provides that each share is entitled to one vote, and each fractional share to a proportionate fraction of a vote.

Liquidation

In the event of the liquidation of the Target or Acquiring Funds, the shareholders would be entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to such Fund and attributable to the class over the liabilities belonging to the Fund and attributable to the class. In either case, the assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of the class of the Fund held by them and recorded on the books of the Fund.

Liability and Indemnification of Trustees

Under the Declaration of Trust for the Trust, all persons contracting with or having any claim against the Trust or a particular series shall look only to the assets of the Trust or such series, respectively, for payment under such contract or claim; and the Trustees shall not be personally liable therefor. No Trustee shall be liable to the Trust or to any shareholder for any loss, damage or claim incurred by reason of any act performed or omitted by such Trustee in good faith on behalf of the Trust, a series or a class, and in a manner reasonably believed to be within the scope of authority conferred on such Trustee by this Declaration of Trust, except that a Trustee shall be liable for any loss, damage or claim incurred by reason of such Trustee's willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Subject only to the express limitations in the 1940 Act, other applicable laws, and the Declaration of Trust, the Trust or the appropriate series shall indemnify each of its Trustees to the fullest extent permitted under the 1940 Act and other applicable laws. The Trust may also advance money for such litigation provided that the Trustee undertakes to repay the relevant Fund if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

The foregoing is only a summary of certain characteristics of the operations of the Trust's Declaration of Trust and Delaware law and is not a complete description of those documents or law. Shareholders should refer to the provisions of the Declaration of Trust and Delaware law directly for more complete information.

VOTING INFORMATION CONCERNING THE MEETING

Shareholder Information

This prospectus/proxy statement is being sent to shareholders of your Target Fund in connection with the solicitation of proxies by the Board of Trustees of the Trust, to be used at the Meeting to be held at 10:00 a.m., Pacific time, on October 27, 2010 at the offices of Wells Fargo Advantage Funds, 525 Market Street, San Francisco, California 94105, and at any adjournments thereof. This prospectus/proxy statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of the Target Fund on or about October 1, 2010. Only shareholders of record as of the close of business on August 31, 2010 (the "Record Date") are entitled to notice, and to vote at the Meeting or any adjournment(s) thereof. If you wish to participate in the Meeting, you may submit the proxy card included with this prospectus/proxy statement by mail, vote by telephone or the Internet, or attend the Meeting in person. (See the back of this prospectus/proxy statement for voting instructions.) If you wish to attend the Meeting in person, please call (866) 828-6931 for instructions.

You can vote by returning your properly executed proxy card in the envelope provided. When you complete and sign your proxy card, the proxies named will vote on your behalf at the Meeting (or any adjournments thereof) as you have indicated. If you return a properly executed proxy card, but no choice is specified, your shares will be voted FOR approval of the Plan. If any other matters are properly presented at the Meeting for action, the persons named as proxies will vote in accordance with the views of management of the Target Fund. If any other matters about which the Target Fund did not have timely notice properly come before the Meeting, authorization is given to the proxy holders to vote in accordance with the views of management of the Target Fund. Abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, and will have the effect of a vote against the Plan. Any proposal for which sufficient favorable votes have been received by the time of the Meeting may be acted upon and considered final regardless of whether the Meeting is adjourned to permit additional solicitation with respect to any other proposal. In certain circumstances in which the Target Fund has received sufficient votes to approve a matter being recommended for approval by the Board of Trustees, the Target Fund may request that brokers and nominees, in their discretion, withhold submission of broker non-votes in order to avoid the need for solicitation of additional votes in favor of the matter.

Shareholders may revoke a proxy prior to the Meeting by giving timely written notice of such revocation to the Trust at the address above, stating that the proxy is revoked, by submitting a subsequent proxy timely and in accordance with the methods prescribed by this prospectus/proxy statement, or by attending the Meeting and voting in person. Any shareholder who has returned a properly executed proxy card, including a broker who may hold shares on your behalf, has the right to revoke it at any time prior to its exercise by attending the Meeting and voting his or her shares in person, by submitting a letter of revocation to the Trust prior to the date of the Meeting, by submitting a later dated and properly executed proxy card to the Trust prior to the date of the Meeting, in accordance with the methods prescribed in this prospectus/proxy statement. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan.

The Declaration of Trust states that thirty-three and one-third percent (33 1/3%) of the issued and outstanding shares of a Target Fund entitled to vote in person or by proxy at the Meeting shall constitute a quorum for the transaction of business at the Meeting. However, approval of a Merger requires the affirmative vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Target Fund. A vote of the majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of your Target Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of your Target Fund. The outcome of the vote for any Merger will not affect the outcome of the vote for any other proposal.

In voting on the Plan, each share of the Target Fund will be entitled to one vote, and each fractional share will be entitled to a proportionate fractional vote.

Proxy solicitations will be made primarily by mail, but proxy solicitations may also be made by telephone, through the Internet or personal solicitations conducted by officers and employees of Wells Fargo, its affiliates or other representatives of the Target Fund (who will not be paid for their soliciting activities). In addition, The Altman Group, the Fund's proxy solicitor, may make proxy solicitations and will receive compensation for seeking shareholder votes and answering shareholder questions in an amount estimated to be $4765 with respect to the proposals covered by this prospectus/proxy statement. That cost and other expenses of the Meeting and the Merger will be paid by Funds Management or one of its affiliates.

In the event a quorum is not present at the Meeting or in the event that a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. The persons named as proxies will vote in favor of adjournment those proxies that they are entitled to vote in favor of the proposal. They will vote against any such adjournment those proxies required to be voted against the proposal. The Meeting, whether or not a quorum is present, may be adjourned from time to time by the vote of a majority of the shares of a Target Fund represented at the Meeting, either in person or by proxy. Abstentions and broker non-votes will not be voted on a motion to adjourn.

A shareholder who objects to the proposed Merger will not be entitled under either Delaware law or the Declaration of Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Merger as proposed is not expected to result in recognition of gain or loss to shareholders for U.S. federal income tax purposes and that, if the Merger is consummated, shareholders will be free to redeem the shares of the Acquiring Fund which they receive in the transaction at their then-current net asset value. Shares of the Target Fund may be redeemed at any time prior to the consummation of the Merger. Shareholders of the Target Fund may wish to consult their tax advisers as to any differing consequences of redeeming Fund shares prior to the Merger or exchanging such shares in the Merger.

If a Target Fund's shareholders do not vote to approve the Merger, the Board of Trustees of the Trust may consider other possible courses of action, including liquidation of the Target Fund.

The votes of the shareholders of the Acquiring Funds are not being solicited by this prospectus/proxy statement and are not required to carry out the Merger.

NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise the Target Fund whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this prospectus/proxy statement needed to supply copies to the beneficial owners of the respective shares.

For each Target Fund, the number of shares outstanding as of the Record Date was as follows:

Classes of Shares	Number of Shares Outstanding and Entitled to Vote
Wells Fargo Advantage California Municipal Money Market Trust
Trust Class

Classes of Shares	Number of Shares Outstanding and Entitled to Vote
Wells Fargo Advantage Money Market Trust
Trust Class

Classes of Shares	Number of Shares Outstanding and Entitled to Vote
Wells Fargo Advantage National Tax-Free Money Market Trust
Trust Class

As of the Record Date, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund. Except as noted below in the table, to each Fund's knowledge, no persons owned of record 5% or more of any class of shares of the Fund. Any shareholder who holds beneficially 25% or more of the outstanding common shares of a Fund may be deemed to control the Fund until such time as it holds beneficially less than 25% of the outstanding common shares of the Fund. Any shareholder controlling a Fund may be able to determine the outcome of issues that are submitted to shareholders for vote, including the vote to approve the Plan, and may be able to take action regarding the Fund without the consent or approval of the other shareholders.

Wells Fargo Advantage California Municipal Money Market Trust (Target Fund)
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger

Wells Fargo Advantage California Municipal Money Market Fund (Acquiring Fund)
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger

Wells Fargo Advantage Money Market Trust (Target Fund)
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger

Wells Fargo Advantage Cash Investment Money Market Fund (Acquiring Fund)
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger

Wells Fargo Advantage National Tax-Free Money Market Trust (Target Fund)
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger

Wells Fargo Advantage National Tax-Free Money Market Fund (Acquiring Fund)
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger

FINANCIAL STATEMENTS

The audited financial highlights of each Target Fund and each Acquiring Fund for the last five fiscal years are incorporated by reference from the applicable Fund's prospectus.

The Merger SAI incorporates by reference the following financial statements, including the financial highlights for the periods indicated therein and the reports of KPMG LLP, independent registered public accounting firm to each of the Target Funds and Acquiring Funds, thereon.

Fund Name	Financial Statements as of	Audited or Unaudited
Wells Fargo Advantage California Municipal Money Market Trust	2/28/2010	Audited
Wells Fargo Advantage California Municipal Money Market Fund	2/28/2010	Audited
Wells Fargo Advantage Money Market Trust	2/28/2010	Audited
Wells Fargo Advantage Cash Investment Money Market Fund	2/28/2010	Audited
Wells Fargo Advantage National Tax-Free Money Market Trust	2/28/2010	Audited
Wells Fargo Advantage National Tax-Free Money Market Fund	2/28/2010	Audited

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of the Acquiring Funds will be passed upon by Goodwin Procter LLP as counsel to the Trust.

ADDITIONAL INFORMATION

Each Target Fund and Acquiring Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC.

These items can be inspected and copies may be obtained at prescribed rates at the Public Reference Facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549. Copies of such filings may be available at the following Commission regional offices: 3 World Financial Center, Suite 400, New York, NY 10281-1022; 33 Arch Street, 23rd Floor, Boston, MA 02110-1424; 701 Market Street, Philadelphia, PA 19106-1532; 801 Brickell Ave., Suite 1800, Miami, FL 33131; 3475 Lenox Road, N.E., Suite 1000, Atlanta, GA 30326-1232; 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604; 1801 California Street, Suite 1500, Denver, CO 80202-2656; Burnett Plaza, Suite 1900, 801 Cherry Street, Unit 18, Fort Worth, TX 76102; 15 W. South Temple Street, Suite 1800, Salt Lake City, UT 84101; 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036-3648; and 44 Montgomery Street, Suite 2600, San Francisco, CA 94104.

Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Informational Services, SEC, Washington, D.C. 20549 at prescribed rates or by calling 1-202-551-8090.

OTHER BUSINESS

The Trustees of your Target Fund do not intend to present any other business at the Meeting. If any other matters are properly presented at the Meeting for action by shareholders of a Target Fund, the persons named as proxies will vote in accordance with the views of management of the Target Fund.

THE TRUSTEES OF THE TRUST RECOMMEND APPROVAL OF THE PLAN WITH RESPECT TO YOUR FUND. ANY PROPERLY EXECUTED PROXY CARDS RECEIVED WITHOUT INSTRUCTIONS WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.

October 1, 2010

Instructions for Executing Proxy Card

The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the Registration on the proxy card.

2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card.

3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of Registration. For example:

REGISTRATION CORPORATE ACCOUNTS	VALID SIGNATURE
(1) ABC Corp.	ABC Corp.
(2) ABC Corp.	John Doe, Treasurer
(3) ABC Corp. c/o John Doe, Treasurer	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee
TRUST ACCOUNTS
(1) ABC Trust	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe, Trustee
CUSTODIAL OR ESTATE ACCOUNTS
(1) John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA	John B. Smith
(2) John B. Smith	John B. Smith, Jr., Executor

After completing your proxy card, return it in the enclosed postage-paid envelope.

OTHER WAYS TO VOTE YOUR PROXY

VOTE BY TELEPHONE:

1. Read the prospectus/proxy statement and have your proxy card at hand.
2. Call the toll-free number on your proxy card.

VOTE BY INTERNET:

1. Read the prospectus/proxy statement and have your proxy card at hand.
2. Go to the Web site indicated on your proxy card and follow the voting instructions.

The Internet and telephone voting procedures are designed to authenticate shareholder identities, to allow shareholders to give their voting instructions, and to confirm that shareholders' instructions have been recorded properly. Please note that, although there is no charge to you for voting by telephone or electronically through the Internet associated with this prospectus/proxy statement, there may be costs associated with electronic access, such as usage charges from Internet service providers and telephone companies, that must be borne by the shareholders.

Voting by telephone or Internet is generally available 24 hours a day. Do not mail the proxy card if you are voting by telephone or Internet. If you have any questions about voting, please call The Altman Group, our proxy solicitor, at (866) 828-6931 (toll free).

Exhibit A
Agreement and Plan of Reorganization and Related Matters

WELLS FARGO FUNDS TRUST

AGREEMENT AND PLAN OF REORGANIZATION

Dated as of ___, 2010

This AGREEMENT AND PLAN OF REORGANIZATION (the "Plan") is made as of this [insert date], by Wells Fargo Funds Trust ("Funds Trust"), a Delaware statutory trust, for itself and on behalf of each Acquiring Fund and each Target Fund, as indicated in the chart below.

REORGANIZATION TABLE
Target Fund	Acquiring Fund
Wells Fargo Advantage California Municipal Money Market Trust Trust Class	Wells Fargo Advantage California Municipal Money Market Fund Institutional Class
Wells Fargo Advantage Money Market Trust Trust Class	Wells Fargo Advantage Cash Investment Money Market Fund Institutional Class
Wells Fargo Advantage National Tax-Free Money Market Trust Trust Class	Wells Fargo Advantage National Tax-Free Money Market Fund Institutional Class

WHEREAS, Funds Trust is an open-end management investment company registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act");
WHEREAS, the parties desire that the Acquiring Fund acquire the assets and assume the liabilities of the Target Fund in exchange for shares of equal value of the Acquiring Fund and the distribution of the shares of the Acquiring Fund to the shareholders of the Target Fund in connection with the liquidation and termination of the Target Fund (the "Reorganization"); and
WHEREAS, the parties intend that the Reorganization qualify as a "reorganization," within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and that each Fund will be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to the Reorganization;
NOW, THEREFORE, in accordance with the mutual promises described herein, the parties agree as follows:
1. Definitions.
The following terms shall have the following meanings:

1933 Act	The Securities Act of 1933, as amended.
1934 Act	The Securities Exchange Act of 1934, as amended.
Acquiring Class	The class of the Acquiring Fund's shares that Funds Trust will issue to the shareholders of the Target Fund Class, as set forth above.
Acquiring Fund Financial Statements

The audited financial statements of the Acquiring Fund for its most recently completed fiscal year together with the unaudited financial statements of the Acquiring Fund for the semi-annual period completed since the end of the most recently completed fiscal year, to the extent available.

Assets

All property and assets of any kind and all interests, rights, privileges and powers of or attributable to a Fund, whether or not determinable at the appropriate Effective Time and wherever located. Assets include all cash, cash equivalents, securities, claims (whether absolute or contingent, Known or unknown, accrued or unaccrued or conditional or unmatured), contract rights and receivables (including dividend and interest receivables) owned by a Fund and any deferred or prepaid expense shown as an asset on such Fund's books.

Assets List	A list of securities and other Assets and Known Liabilities of or attributable to the Target Fund as of the date provided.
Board	The Board of Trustees of Funds Trust.
Closing Date	[Insert date], or such other date as the parties may agree to in writing with respect to the Reorganization.
Corresponding Target Class	The Target Fund share class set forth opposite an Acquiring Class in the chart on the first page of this Plan.
Effective Time	9:00 a.m. Eastern Time on the first business day following the Closing Date of the Reorganization, or such other time and date as the parties may agree to in writing.
Fund	An Acquiring Fund or a Target Fund.
HSR Act	The Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended.
Know, Known or Knowledge	Known after reasonable inquiry.
Liabilities	All liabilities of, or allocated or attributable to, a Fund, whether Known or unknown, accrued or unaccrued, absolute or contingent or conditional or unmatured.
Material Agreements	The agreements set forth in Schedule A, as it may be amended from time to time.
Reorganization Documents

Such bills of sale, assignments, and other instruments of transfer as Funds Trust deems desirable for the Target Fund to transfer to the Acquiring Fund all rights and title to and interest in the Target Fund's Assets and Liabilities and for the Acquiring Fund to assume the Target Fund's Assets and Liabilities.

Schedule A	Schedule A to this Plan, as it may be amended from time to time.
Target Financial Statements

The audited financial statements of the Target Fund for its most recently completed fiscal year together with the unaudited financial statements of the Target Fund for the semi-annual period completed since the end of the most recently completed fiscal year, to the extent available.

Valuation Time

The time on the Reorganization's Closing Date, the business day immediately preceding the Closing Date if the Closing Date is not a business day or such other time as the parties may agree to in writing, that Funds Trust determines the net asset value of the shares of the Acquiring Fund and determines the value of the Assets of or attributable to the Target Fund, net of known Liabilities. Unless otherwise agreed to in writing, the Valuation Time of a Reorganization shall be the time of day then set forth in the Acquiring Fund's and Target Fund's Registration Statement on Form N-1A as the time of day at which net asset value is calculated.

2. Regulatory Filings. Funds Trust shall prepare and file any required filings including, without limitation, filings with state or foreign securities regulatory authorities.
3. Transfer of Target Fund Assets. Funds Trust shall take the following steps with respect to the Reorganization:
(a) At the Effective Time, Funds Trust shall assign, transfer, deliver and convey all of the Target Fund's Assets to the Acquiring Fund on the bases described in Subsection 3(c) of this Plan. Funds Trust shall then accept the Target Fund's Assets and assume the Target Fund's Liabilities such that at and after the Effective Time (i) all of the Target Fund's Assets at or after the Effective Time shall become and be the Assets of the Acquiring Fund and (ii) all of the Target Fund's Liabilities at the Effective Time shall attach to the Acquiring Fund, and be enforceable against the Acquiring Fund to the same extent as if initially incurred by the Acquiring Fund.
(b) Within a reasonable time prior to the Closing Date, the Target Fund shall provide, if requested, its Assets List to the Acquiring Fund. The Target Fund may sell any investment on the Assets List prior to the Target Fund's Valuation Time. After the Target Fund provides the Assets List, the Target Fund will notify the Acquiring Fund of its purchase or incurrence of additional investments or of any additional encumbrances, rights, restrictions or claims not reflected on the Assets List, within a reasonable time period after such purchase or incurrence. Within a reasonable time after receipt of the Assets List and prior to the Closing Date, the Acquiring Fund will advise the Target Fund in writing of any investments shown on the Assets List that the Acquiring Fund has reasonably determined to be impermissible or inconsistent with the investment objective, policies and restrictions of the Acquiring Fund.
(c) Funds Trust shall assign, transfer, deliver and convey the Target Fund's Assets to the Acquiring Fund at the Reorganization's Effective Time on the following bases:
(1) In exchange for the transfer of the Assets, Funds Trust shall simultaneously issue and deliver to the Target Fund full and fractional shares of beneficial interest of each Acquiring Class. Funds Trust shall determine the number of shares of each Acquiring Class to issue by dividing the value of the Assets net of Known Liabilities attributable to the Corresponding Target Class by the net asset value of one Acquiring Class share. Based on this calculation, Funds Trust shall issue shares of beneficial interest of each Acquiring Class with an aggregate net asset value equal to the value of the Assets net of Known Liabilities of the Corresponding Target Class.
(2) The parties shall determine the net asset value of the Acquiring Fund shares to be delivered, and the value of the Assets to be conveyed net of Known Liabilities, as of the Valuation Time substantially in accordance with Funds Trust current valuation procedures. Specifically, the net asset value of the Acquiring Fund share to be delivered, and the value of the Assets to be conveyed net of Liabilities, will be calculated using amortized cost valuation procedures approved by the Board. The parties shall make all computations to the fourth decimal place or such other decimal place as the parties may agree to in writing.
(3) Funds Trust shall cause its custodian to transfer the Target Fund's Assets with good and marketable title to the account of the Acquiring Fund. Funds Trust shall cause its custodian to transfer all cash in the form of immediately available funds. Funds Trust shall cause its custodian to transfer any Assets that were not transferred to the Acquiring Fund's account at the Effective Time to the Acquiring Fund's account at the earliest practicable date thereafter.
4. Liquidation and Termination of Target Fund and Registration of Shares. Funds Trust also shall take the following steps for the Reorganization:
(a) At or as soon as reasonably practical after the Effective Time, Funds Trust shall dissolve and liquidate the Target Fund, and terminate the Target Fund as an authorized series of Funds Trust, in accordance with applicable law and its Declaration of Trust by transferring to shareholders of record of each Corresponding Target Class full and fractional shares of beneficial interest of the Acquiring Class equal in value to the shares of the Corresponding Target Class held by the shareholder. Each shareholder also shall have the right to receive any unpaid dividends or other distributions that Funds Trust declared with respect to the shareholder's Corresponding Target Class shares before the Effective Time. Funds Trust shall record on its books the ownership by the shareholders of the Acquiring Fund shares; Funds Trust shall simultaneously redeem and cancel on its books all of the issued and outstanding shares of each Corresponding Target Class. Funds Trust does not issue certificates representing Fund shares, and shall not be responsible for issuing certificates to shareholders of the Target Funds. Funds Trust shall wind up the affairs of the Target Fund.
(b) If a former Target Fund shareholder requests a change in the registration of the shareholder's Acquiring Fund shares to a person other than the shareholder, Funds Trust shall require the shareholder to (i) furnish Funds Trust an instrument of transfer properly endorsed, accompanied by any required signature guarantees and otherwise in proper form for transfer; and (ii) pay to the Acquiring Fund any transfer or other taxes required by reason of such registration or establish to the reasonable satisfaction of Funds Trust that such tax has been paid or does not apply.

5. Representations, Warranties and Agreements of Funds Trust. Funds Trust, on behalf of itself, and, as appropriate, the Target Fund and the Acquiring Fund, represents and warrants to, and agrees with, the Acquiring Fund and the Target Fund, respectively as follows:
(a) Funds Trust is a statutory trust duly created, validly existing and in good standing under the laws of the State of Delaware. The Board duly established and designated each Fund as a series of Funds Trust and each Acquiring Class as a class of the Acquiring Fund. Funds Trust is an open-end management investment company registered with the SEC under the 1940 Act.
(b) Funds Trust has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and Assets, to carry on its business as described in its Registration Statement on Form N-1A as filed with the SEC, to enter into this Plan and to consummate the transactions contemplated herein.
(c) The Board has duly authorized execution and delivery of the Plan and the transactions contemplated herein. Duly authorized officers of Funds Trust have executed and delivered the Plan. The Plan represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan does not, and the consummation of the transactions contemplated by this Plan will not, violate the Declaration of Trust of Funds Trust or any Material Agreement. Funds Trust does not need to take any other action to authorize its officers to effectuate the Plan and the transactions contemplated herein.
(d) Each Fund has qualified as a "regulated investment company" under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code in respect of each taxable year since the commencement of its operations, and will continue to so qualify until the Effective Time and has computed its federal income tax liability, if any, under Sections 852 and 4982 of the Code.
(e) Funds Trust has duly authorized the Acquiring Fund shares to be issued and delivered to the Target Fund as of the Target Fund's Effective Time. When issued and delivered, the Acquiring Fund shares shall have been registered for sale under the 1933 Act and shall be duly and validly issued, fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any preemptive right of subscription or purchase in respect of them. There are no outstanding options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor are there any securities convertible into Acquiring Fund shares.
(f) Each Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the 1940 Act, the 1933 Act, the 1934 Act and all applicable state securities laws. Each Fund is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in the Form N-1A Registration Statement currently in effect. The value of the Assets net of Known Liabilities of the Acquiring Fund has been determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the policies of such Acquiring Fund.
(g) Funds Trust does not Know of any claims, actions, suits, investigations or proceedings of any type pending or threatened against Funds Trust or any Fund or its Assets or businesses. There are no facts that Funds Trust currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against Funds Trust or any Fund. For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts, provided all required performance disclosures have been made. Neither Funds Trust nor any Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, business, properties or Assets or its ability to consummate the transactions contemplated by this Plan.
(h) Funds Trust is not a party to any contracts, agreements, franchises, licenses or permits relating to the Funds except those entered into or granted in the ordinary course of its business, in each case under which no material default exists. All contracts and agreements that are material to the business of the Funds are listed on Schedule A. Funds Trust is not a party to or subject to any employee benefit plan, lease or franchise of any kind or nature whatsoever on behalf of any Fund.
(i) Funds Trust has timely filed all tax returns, for the Funds for all of their taxable years to and including their most recent taxable year required to be filed on or before the date of this Plan, and has paid all taxes payable pursuant to such returns. To the Knowledge of Funds Trust, no such tax return has been or is currently under audit and no assessment has been asserted with respect to any return. Funds Trust will file all of the Fund's tax returns for all of their taxable periods ending on or before the Closing Date not previously filed on or before their due dates (taking account of any valid extensions thereof).
(j) Since the date of the Target Fund Financial Statements and the Acquiring Fund Financial Statements, there has been no material adverse change in the financial condition, business, properties or Assets of the Target Fund or Acquiring Fund, respectively. For purposes of this provision, investment underperformance, negative investment performance or net redemptions shall not be deemed to constitute such facts, provided all customary performance disclosures have been made.
(k) The Target Fund Financial Statements and the Acquiring Fund Financial Statements, fairly present the financial position of the Acquiring Fund as of the Fund's most recent fiscal year-end and the results of the Fund's operations and changes in the Fund's net assets for the periods indicated. The Target Fund Financial Statements and the Acquiring Fund Financial Statements have been prepared in accordance with generally accepted accounting principles consistently applied.
(l) To the Knowledge of Funds Trust, neither the Target Fund nor the Acquiring Fund has any Liabilities, whether or not determined or determinable, other than Liabilities disclosed or provided for in the Target Fund Financial Statements and the Acquiring Fund Financial Statements, respectively, or Liabilities incurred in the ordinary course of business.
(m) Except as otherwise provided herein, Funds Trust shall operate the business of each Fund in the ordinary course between the date hereof and the Effective Time, it being agreed that such ordinary course of business will include the declaration and payment of dividends and distributions approved by the Board in anticipation of the Reorganization. Notwithstanding the foregoing, each Fund shall (i) complete all measures prior to the Effective Time to ensure that the Reorganization qualifies as a "reorganization" within the meaning of Section 368(a) of the Code; and (ii) take all other appropriate action necessary to ensure satisfaction of representations in certificates to be provided to Proskauer Rose LLP in connection with their opinion described in Section 6(d), regardless of whether any measures or actions described in this sentence are in the ordinary course.

6. Conditions to Funds Trust Obligations. The obligations of Funds Trust with respect to the Reorganization shall be subject to the following conditions precedent:
(a) Funds Trust shall have duly executed and delivered the Target Fund Reorganization Documents.
(b) All representations and warranties of Funds Trust made in this Plan that apply to the Reorganization shall be true and correct in all material respects as if made at and as of the Valuation Time and the Effective Time.
(c) Funds Trust shall have delivered to Funds Trust a certificate dated as of the Closing Date and executed in its name by its Treasurer or Secretary stating that the representations and warranties of Funds Trust in this Plan that apply to the Reorganization are true and correct at and as of the Valuation Time.
(d) Funds Trust shall have received an opinion dated as of the Closing Date in a form reasonably satisfactory to it of Proskauer Rose LLP, upon which each Fund and its shareholders may rely, based upon representations reasonably acceptable to Proskauer Rose LLP made in certificates provided by Funds Trust, on behalf of itself and each Fund, the Funds' affiliates and/or principal shareholders to Proskauer Rose LLP, substantially to the effect that the Reorganization will qualify as a "reorganization" within the meaning of Section 368(a) of the Code, and each Fund will be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to the Reorganization.
(e) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with the Reorganization.
(f) The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act.
(g) Funds Trust shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Reorganization's Valuation Time and Effective Time.
(h) Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the Valuation Time, the Target Fund shall have declared a dividend or dividends, with a record date and ex-dividend date prior to the Valuation Time, which, together with all previous dividends, shall have the effect of distributing to the Target Fund shareholders all of its previously undistributed (i) "investment company taxable income" within the meaning of Section 852(b) of the Code (determined without regard to Section 852(b)(2)(D) of the Code, (ii) amounts equal to the excess of (A) the amount specified in Section 852(a)(1)(B)(i) of the Code over (B) the amount specified in Section 852(a)(1)(B)(ii) of the Code, and (iii) net capital gain (within the meaning of Section 1222(11) of the Code), if any, realized in taxable periods or years ending on or before the Effective Time.
(i) The Board of Funds Trust shall not have terminated this Plan with respect to the Reorganization pursuant to Section 9 of this Plan.

7. Tax Matters. Except where otherwise required by law, Funds Trust shall not take a position on any tax returns inconsistent with the treatment of each Reorganization for tax purposes as a "reorganization," within the meaning of Section 368(a) of the Code and each Acquiring Fund and the Corresponding Target Fund will comply with the record keeping and information filing requirements of Section 1.368-3 of the Treasury Regulation in accordance therewith.
8. Survival of Representations and Warranties. The representations and warranties of Funds Trust shall survive the completion of the transactions contemplated herein.
9. Termination of Plan. The Board may terminate this Plan with respect to the Acquiring Fund or Target Fund, as appropriate, by majority vote, if: (i) the conditions precedent set forth in Section 6, are not satisfied on the Closing Date; (ii) it becomes reasonably apparent to the Board that such conditions precedent will not be satisfied on the Closing Date; or (iii) it determines that the consummation of the Reorganization is not in the best interests of shareholders of any of the participating Funds. The termination of this Plan with respect to any Reorganization shall not affect the continued effectiveness of the Plan with respect to any other Reorganization.
10. Governing Law. This Plan and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of Delaware, except to the extent preempted by federal law, without regard to conflicts of law principles.
11. Amendments. The Reorganization of the Target Funds require shareholder approval. Funds Trust may, by agreement in writing authorized by the Board, amend this Plan with respect to the Reorganization at any time, including, with respect to any Target Fund whose shareholders are being asked to approve the Reorganization, before or after such Target Fund's shareholders approve of the Reorganization. After a Target Fund's shareholders approve a Reorganization, however, Funds Trust may not amend this Plan in a manner that materially adversely affects the interests of the Target Fund's shareholders with respect to that Reorganization. This Section shall not preclude Funds Trust from changing the Closing Date or the Effective Time of a Reorganization.
12. Waivers. At any time prior to the Closing Date, Funds Trust may by written instrument signed by it (i) waive the effect of any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the agreements, covenants or conditions made for its benefit contained herein. Funds Trust agrees that any waiver shall apply only to the particular inaccuracy or requirement for compliance waived, and not any other or future inaccuracy or lack of compliance.
13. Limitation on Liabilities. The obligations of Funds Trust and each Fund shall not bind any of the Trustees, shareholders, nominees, officers, agents, or employees of Funds Trust personally, but shall bind only the Assets and property of the particular Fund. The execution and delivery of this Plan by the officers of Funds Trust shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Assets and the property of the Acquiring Fund or the Target Fund, as appropriate.
14. General. This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the agreement between the parties and may not be changed or terminated orally. The headings contained in this Plan are for reference only and shall not affect in any way the meaning or interpretation of this Plan. Nothing in this Plan, expressed or implied, confers upon any other person any rights or remedies under or by reason of this Plan. Neither party may assign or transfer any right or obligation under this Plan without the written consent of the other party.
IN WITNESS WHEREOF, the parties hereto have caused their duly authorized officers designated below to execute this Plan as of the date first written above.

WELLS FARGO FUNDS TRUST
 for itself and on behalf of the Target Funds
 and on behalf of the Acquiring Funds

ATTEST:

Name: C. David Messman
 Title: Secretary

Name: Karla M. Rabusch
 Title: President

SCHEDULE A

MATERIAL AGREEMENTS

The following agreements shall be Material Agreements:

Exhibit B
Comparison of the Funds' Fundamental Investment Policies

Borrowing
Target Fund	Acquiring Fund
Wells Fargo Advantage California Municipal Money Market Trust	Wells Fargo Advantage California Municipal Money Market Fund
Wells Fargo Advantage Money Market Trust	Wells Fargo Advantage Cash Investment Money Market Fund
Wells Fargo Advantage National Tax-Free Money Market Trust	Wells Fargo Advantage National Tax-Free Money Market Fund
The Fund may not borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder.	The Fund may not borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder.

Commodities
Target Fund	Acquiring Fund
Wells Fargo Advantage California Municipal Money Market Trust	Wells Fargo Advantage California Municipal Money Market Fund
Wells Fargo Advantage Money Market Trust	Wells Fargo Advantage Cash Investment Money Market Fund
Wells Fargo Advantage National Tax-Free Money Market Trust	Wells Fargo Advantage National Tax-Free Money Market Fund

The Fund may not purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restrictions does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

The Fund may not purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restrictions does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

Concentration
Target Fund	Acquiring Fund
Wells Fargo Advantage Money Market Trust	Wells Fargo Advantage Cash Investment Money Market Fund

The Fund may not purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (iii) investments in municipal securities (for the purpose of this restriction, private activity bonds and notes shall not be deemed municipal securities if the payments of principal and interest on such bonds or notes is the ultimate responsibility of non-government issuers), (iv) investments in repurchase agreements provided further that each Fund reserves freedom of action to concentrate in the obligations of domestic banks (as such term is interpreted by the SEC) or its staff).

The Fund may not purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (iii) investments in municipal securities (for the purpose of this restriction, private activity bonds and notes shall not be deemed municipal securities if the payments of principal and interest on such bonds or notes is the ultimate responsibility of non-government issuers), (iv) investments in repurchase agreements provided further that each Fund reserves freedom of action to concentrate in the obligations of domestic banks (as such term is interpreted by the SEC) or its staff).

Concentration
Target Fund	Acquiring Fund
Wells Fargo Advantage California Municipal Money Market Trust	Wells Fargo Advantage California Municipal Money Market Fund
Wells Fargo Advantage National Tax-Free Money Market Trust	Wells Fargo Advantage National Tax-Free Money Market Fund

The Fund may not purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (iii) investments in municipal securities (for the purpose of this restriction, private activity bonds and notes shall not be deemed municipal securities if the payments of principal and interest on such bonds or notes is the ultimate responsibility of non-government issuers), (iv) investments in repurchase agreements provided further that each Fund reserves freedom of action to concentrate in the obligations of domestic banks (as such term is interpreted by the SEC) or its staff) and may invest 25% or more of the current value of its total assets in private activity bonds or notes that are the ultimate responsibility of non-government issuers conducting their principal business activity in the same industry and (b) may invest 25% or more of the current value of its total assets in securities whose issuers are located in the same state or securities the interest and principal on which are paid from revenues of similar type projects.

The Fund may not purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (iii) investments in municipal securities (for the purpose of this restriction, private activity bonds and notes shall not be deemed municipal securities if the payments of principal and interest on such bonds or notes is the ultimate responsibility of non-government issuers), (iv) investments in repurchase agreements provided further that each Fund reserves freedom of action to concentrate in the obligations of domestic banks (as such term is interpreted by the SEC) or its staff) and may invest 25% or more of the current value of its total assets in private activity bonds or notes that are the ultimate responsibility of non-government issuers conducting their principal business activity in the same industry and (b) may invest 25% or more of the current value of its total assets in securities whose issuers are located in the same state or securities the interest and principal on which are paid from revenues of similar type projects

Diversification
Target Fund	Acquiring Fund
Wells Fargo Advantage California Municipal Money Market Trust	Wells Fargo Advantage California Municipal Money Market Fund
Wells Fargo Advantage Money Market Trust	Wells Fargo Advantage Cash Investment Money Market Fund
Wells Fargo Advantage National Tax-Free Money Market Trust	Wells Fargo Advantage National Tax-Free Money Market Fund

The Fund may not purchase the securities of any issuer if, as a result, with respect to 75% of the Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies.

The Fund may not purchase the securities of any issuer if, as a result, with respect to 75% of the Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies.

Investments in Federally Tax-Exempt Securities
Target Fund	Acquiring Fund
Wells Fargo Advantage California Municipal Money Market Trust	Wells Fargo Advantage California Municipal Money Market Fund

The Fund may not invest less than 80% of net assets plus investment borrowings, under normal circumstances, in municipal obligations that pay interest exempt from federal income tax , but not necessarily the federal AMT.

The Fund may not invest less than 80% of net assets plus investment borrowings, under normal circumstances, in municipal obligations that pay interest exempt from federal income tax , but not necessarily the federal AMT.

Investments in Federally Tax-Exempt Securities
Target Fund	Acquiring Fund
Wells Fargo Advantage National Tax-Free Money Market Trust	Wells Fargo Advantage National Tax-Free Money Market Fund

The Fund may not invest less than 80% of net assets plus investment borrowings, under normal circumstances, in investments the income from which is exempt from federal income tax (including federal AMT).

The Fund may not invest less than 80% of net assets plus investment borrowings, under normal circumstances, in investments the income from which is exempt from federal income tax (including federal AMT).

Issuing Senior Securities
Target Fund	Acquiring Fund
Wells Fargo Advantage California Municipal Money Market Trust	Wells Fargo Advantage California Municipal Money Market Fund
Wells Fargo Advantage Money Market Trust	Wells Fargo Advantage Cash Investment Money Market Fund
Wells Fargo Advantage National Tax-Free Money Market Trust	Wells Fargo Advantage National Tax-Free Money Market Fund
The Fund may not issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder.	The Fund may not issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder.

Lending
Target Fund	Acquiring Fund
Wells Fargo Advantage California Municipal Money Market Trust	Wells Fargo Advantage California Municipal Money Market Fund
Wells Fargo Advantage Money Market Trust	Wells Fargo Advantage Cash Investment Money Market Fund
Wells Fargo Advantage National Tax-Free Money Market Trust	Wells Fargo Advantage National Tax-Free Money Market Fund

The Fund may not make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of the Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans.

The Fund may not make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of the Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans.

Real Estate
Target Fund	Acquiring Fund
Wells Fargo Advantage California Municipal Money Market Trust	Wells Fargo Advantage California Municipal Money Market Fund
Wells Fargo Advantage Money Market Trust	Wells Fargo Advantage Cash Investment Money Market Fund
Wells Fargo Advantage National Tax-Free Money Market Trust	Wells Fargo Advantage National Tax-Free Money Market Fund

The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other investments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other investments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Underwriting
Target Fund	Acquiring Fund
Wells Fargo Advantage California Municipal Money Market Trust	Wells Fargo Advantage California Municipal Money Market Fund
Wells Fargo Advantage Money Market Trust	Wells Fargo Advantage Cash Investment Money Market Fund
Wells Fargo Advantage National Tax-Free Money Market Trust	Wells Fargo Advantage National Tax-Free Money Market Fund

The Fund may not underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting.

The Fund may not underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting.

Exhibit C
Pro Forma Capitalization

The following table sets forth the capitalizations of each of the Target and Acquiring Funds as of February 28, 2010, and the capitalization of each Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.00 for each Institutional Class share of the Acquiring Fund issued for each share of the Target Fund. The Wells Fargo Advantage California Municipal Money Market Fund will be the accounting survivor following the Merger.

	Wells Fargo Advantage California Municipal Money Market Trust	Wells Fargo Advantage California Municipal Money Market Fund	Adjustments	Wells Fargo Advantage California Municipal Money Market Fund Pro Forma
Total Net Assets
Class A	N/A	$1,948,312,942	N/A	$1,948,312,942
Institutional Class	N/A	$236,353,047	$479,728,748	$716,081,795
Service Class	N/A	$397,507,664	N/A	$397,507,664
Trust Class	$479,728,748	N/A	($479,728,748)	N/A
Total	$479,728,748	$2,582,173,653	$0	$3,061,902,401
Net Asset Value per Share
Class A	N/A	$1.00	N/A	$1.00
Institutional Class	N/A	$1.00	N/A	$1.00
Service Class	N/A	$1.00	N/A	$1.00
Trust Class	$1.00	N/A	N/A	N/A
Total Shares Outstanding
Class A	N/A	1,948,201,819	N/A	1,948,201,819
Institutional Class	N/A	236,373,718	479,716,467	716,090,185
Service Class	N/A	397,551,487	N/A	397,551,487
Trust Class	479,716,467	N/A	(479,716,467)	N/A
Total	479,716,467	2,582,127,024	0	3,061,843,491

The following table sets forth the capitalizations of each of the Target and Acquiring Funds as of February 20, 2010, and the capitalization of each Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.00 for each Institutional Class share of the Acquiring Fund issued for each share of the Target Fund. The Wells Fargo Advantage Cash Investment Money Market Fund will be the accounting survivor following the Merger.

	Wells Fargo Advantage Money Market Trust	Wells Fargo Advantage Cash Investment Money Market Fund	Adjustments	Wells Fargo Advantage Cash Investment Money Market Fund Pro Forma
Total Net Assets
Administrator Class	N/A	$1,013,057,866	N/A	$1,013,057,866
Institutional Class	N/A	$8,887,844,190	$2,645,336,875	$11,533,181,065
Select Class	N/A	$4,897,724,700	N/A	$4,897,724,700
Service Class	N/A	$4,015,237,184	N/A	$4,015,237,184
Trust Class	$2,645,336,875	N/A	($2,645,336,875)	N/A
Total	$2,645,336,875	$18,813,863,940	$0	$21,459,200,815
Net Asset Value per Share
Administrator Class	N/A	$1.00	N/A	$1.00
Institutional Class	N/A	$1.00	N/A	$1.00
Select Class	N/A	$1.00	N/A	$1.00
Service Class	N/A	$1.00	N/A	$1.00
Trust Class	$1.00	N/A	N/A	N/A
Total Shares Outstanding
Administrator Class	N/A	1,013,138,971	N/A	1,013,138,971
Institutional Class	N/A	8,887,834,891	2,650,218,676	11,538,053,567
Select Class	N/A	4,897,455,843		4,897,455,843
Service Class	N/A	4,015,893,641	N/A	4,015,893,641
Trust Class	2,650,218,676	N/A	(2,650,218,676)	N/A
Total	2,650,218,676	18,814,323,346	0	21,464,542,022

The following table sets forth the capitalizations of each of the Target and Acquiring Funds as of February 20, 2010, and the capitalization of each Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.00 for each Institutional Class share of the Acquiring Fund issued for each share of the Target Fund. The Wells Fargo Advantage National Tax-Free Money Market Fund will be the accounting survivor following the Merger.

	Wells Fargo Advantage National Tax-Free Money Market Trust	Wells Fargo Advantage National Tax-Free Money Market Fund	Adjustments	Wells Fargo Advantage National Tax-Free Money Market Fund Pro Forma
Total Net Assets
Administrator Class	N/A	$419,953,837	N/A	$419,953,837
Class A	N/A	$1,018,469,596	N/A	$1,018,469,596
Institutional Class	N/A	$2,048,773,766	$209,928,056	$2,258,701,822
Service Class	N/A	$1,055,419,591	N/A	$1,055,419,591
Trust Class	$209,928,056	N/A	($209,928,056)	N/A
Total	$209,928,056	$4,542,616,790	$0	$4,752,544,846
Net Asset Value per Share
Administrator Class	N/A	$1.00	N/A	$1.00
Class A	N/A	$1.00	N/A	$1.00
Institutional Class	N/A	$1.00	N/A	$1.00
Service Class	N/A	$1.00	N/A	$1.00
Trust Class	$1.00	N/A	N/A	N/A
Total Shares Outstanding
Administrator Class	N/A	419,910,729	N/A	419,910,729
Class A	N/A	1,018,454,312	N/A	1,018,454,312
Institutional Class	N/A	2,048,795,499	209,918,925	2,258,714,424
Service Class	N/A	1,055,228,074	N/A	1,055,228,074
Trust Class	209,918,925	N/A	(209,918,925)	N/A
Total	209,918,925	4,542,388,614	0	4,752,307,539

WELLS FARGO FUNDS TRUST

PART B
STATEMENT OF ADDITIONAL INFORMATION (SAI)

STATEMENT OF ADDITIONAL INFORMATION

WELLS FARGO FUNDS TRUST

525 Market Street

San Francisco, California 94105

(800) 222-8222

PART B

STATEMENT OF ADDITIONAL INFORMATION

October 1, 2010

Relating to the acquisition of assets of

WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET TRUST

a series of

WELLS FARGO FUNDS TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND

a series of

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE MONEY MARKET TRUST

a series of

WELLS FARGO FUNDS TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND

a series of

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST

a series of

WELLS FARGO FUNDS TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

a series of

WELLS FARGO FUNDS TRUST

Wells Fargo Advantage California Municipal Money Market Fund INSTITUTIONAL Class SHARES – WCTXX

Wells Fargo Advantage Cash investment Money Market Fund INSTITUTIONAL Class SHARES – WFIXX

Wells Fargo Advantage national tax-free Money Market Fund INSTITUTIONAL Class SHARES – WFNXX

This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with the Combined Prospectus/Proxy Statement dated October 1, 2010, for the Special Meeting of Shareholders of the Target Funds listed above to be held on October 27, 2010. The Prospectus/Proxy Statement, into which this SAI has been incorporated by reference, may be obtained without charge by calling 1-800-222-8222 or writing to Wells Fargo Advantage Funds, P.O. Box 8266, Boston, MA 02266-8266. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement.

  INCORPORATION OF DOCUMENTS BY REFERENCE

IN STATEMENT OF ADDITIONAL INFORMATION

This SAI consists of this cover page and the following described items, which are hereby incorporated by reference and are legally deemed to be part of this SAI:

1.

The Statement of Additional Information dated July 1, 2010 for Wells Fargo Advantage California Municipal Money Market Trust, Wells Fargo Advantage California Municipal Money Market Fund, Wells Fargo Advantage Money Market Trust, Wells Fargo Advantage Cash Investment Money Market Fund, Wells Fargo Advantage National Tax-Free Money Market Trust and Wells Fargo Advantage National Tax-Free Money Market Fund, which was filed electronically with the Securities and Exchange Commission on June 28, 2010, File No. 811-09253, on Form N-1A, accession no. 0001193125-10-148600.

3.

The financial statements, including the notes to the financial statements, and the reports of the independent registered public accounting firm thereon contained in the annual reports for Wells Fargo Advantage California Municipal Money Market Trust, Wells Fargo Advantage California Municipal Money Market Fund, Wells Fargo Advantage Money Market Trust, Wells Fargo Advantage Cash Investment Money Market Fund, Wells Fargo Advantage National Tax-Free Money Market Trust and Wells Fargo Advantage National Tax-Free Money Market Fund for the fiscal year ended February 28, 2010, filed electronically with the Securities and Exchange Commission on May 6, 2010, File No. 811-09253, accession no. 0000950123-10-045616.

            This SAI also contains unaudited Pro Forma Combining Financial Statements with respect to the Mergers in which the Wells Fargo Advantage California Municipal Money Market Fund and the Wells Fargo Advantage Cash Investment Money Market Fund are Acquiring Funds.

These unaudited Pro Forma Combining Financial Statements relate specifically to the proposed transfer of the assets and liabilities of Wells Fargo Advantage California Municipal Money Market Trust to Wells Fargo Advantage California Municipal Money Market Fund, in exchange for shares of Wells Fargo Advantage California Municipal Money Market Fund. The period presented covers the period from March 1, 2009 through February 28, 2010 and reflects financial information assuming the merger takes place.
Wells Fargo Advantage California Municipal Money Market Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Portfolio of Investments - February 28, 2010 (unaudited)

				Wells Fargo Advantage California Municipal Money Market Trust		Wells Fargo Advantage California Municipal Money Market Fund		Wells Fargo Advantage California Municipal Money Market Fund Pro Forma
		Interest Rate	Maturity Date	Principal Amount	Value	Principal Amount	Value	Principal Amount	Value
Commercial Paper: 6.5%
California Infrastructure & Economic Development		0.15%	03/04/2010	$4,400,000	$4,400,000	$24,600,000	$24,600,000	$29,000,000	$29,000,000
California Infrastructure & Economic Development		0.17	04/06/2010	2,000,000	2,000,000	10,000,000	10,000,000	12,000,000	12,000,000
Golden Gate Bridge, Highway & Transportation District		0.16	03/09/2010	4,515,000	4,515,000	25,985,000	25,985,000	30,500,000	30,500,000
Imperial Irrigation District California Electric & Water System		0.21	03/10/2010	0	0	12,245,000	12,245,000	12,245,000	12,245,000
Riverside County Teter Financing		0.18	03/10/2010	900,000	900,000	4,100,000	4,100,000	5,000,000	5,000,000
San Diego Regional Airport Authority		0.37	03/11/2010	985,000	985,000	5,540,000	5,540,000	6,525,000	6,525,000
San Francisco Public Utilities Commission		0.18	04/05/2010	1,575,000	1,575,000	8,425,000	8,425,000	10,000,000	10,000,000
San Francisco Public Utilities Commission		0.20	04/05/2010	3,120,000	3,120,000	16,880,000	16,880,000	20,000,000	20,000,000
San Francisco Public Utilities Commission		0.20	05/04/2010	0	0	10,000,000	10,000,000	10,000,000	10,000,000
San Joaquin Transportation Authority		0.18	03/10/2010	9,115,000	9,115,000	53,185,000	53,185,000	62,300,000	62,300,000
Total Commercial Paper (Cost $170,960,000, $26,610,000 and $197,570,000, respectively)					26,610,000		170,960,000		197,570,000
Municipal Bonds & Notes: 93.4%
California 91.9%
ABAG Finance Authority for Nonprofit Corporations California Air Force Village West Incorporated (Other Revenue, KBC Bank NV LOC)	±§	0.20	05/15/2035	0	0	10,865,000	10,865,000	10,865,000	10,865,000
ABAG Finance Authority for Nonprofit Corporations California Berkeleyan Project A (Other Revenue, FNMA Insured)	±§	0.22	05/15/2033	2,000,000	2,000,000	0	0	2,000,000	2,000,000
ABAG Finance Authority for Nonprofit Corporations California Branson School (Other Revenue, Allied Irish Bank plc LOC)	±§	0.60	07/01/2038	1,300,000	1,300,000	12,200,000	12,200,000	13,500,000	13,500,000
ABAG Finance Authority for Nonprofit Corporations California Colma BART Apartments Series A (Housing Revenue, Bank of America NA LOC)	±§	0.25	11/15/2035	0	0	10,110,000	10,110,000	10,110,000	10,110,000
ABAG Finance Authority for Nonprofit Corporations California Francis Parker School Project (Private School Revenue, Bank of New York LOC)	±§	0.18	09/01/2036	0	0	5,435,000	5,435,000	5,435,000	5,435,000
ABAG Finance Authority for Nonprofit Corporations California La Jolla County Day School Series A (Private School Revenue, Allied Irish Bank plc LOC)	±§	0.60	09/01/2036	0	0	4,180,000	4,180,000	4,180,000	4,180,000
ABAG Finance Authority for Nonprofit Corporations California La Jolla County Day School Series A (Private School Revenue, Allied Irish Bank plc LOC)	±§	0.60	09/01/2037	0	0	19,500,000	19,500,000	19,500,000	19,500,000
ABAG Finance Authority for Nonprofit Corporations California Marin Country Day School (Private School Revenue, US Bank NA LOC)	±§	0.18	07/01/2037	6,100,000	6,100,000	16,075,000	16,075,000	22,175,000	22,175,000
ABAG Finance Authority for Nonprofit Corporations California Menlo School (Private School Revenue, Allied Irish Bank plc LOC)	±§	0.16	09/01/2033	0	0	10,000,000	10,000,000	10,000,000	10,000,000
ABAG Finance Authority for Nonprofit Corporations California MFHR Fine Arts Building Projects A (Housing Revenue, FNMA Insured)	±§	0.22	07/15/2035	3,000,000	3,000,000	11,200,000	11,200,000	14,200,000	14,200,000
ABAG Finance Authority for Nonprofit Corporations California MFHR GAIA Building Project Series A (Housing Revenue, FNMA Insured)	±§	0.22	09/15/2032	3,100,000	3,100,000	6,965,000	6,965,000	10,065,000	10,065,000
ABAG Finance Authority for Nonprofit Corporations California San Francisco University Series A (Private School Revenue, Allied Irish Bank plc LOC)	±§	0.60	04/01/2035	0	0	2,680,000	2,680,000	2,680,000	2,680,000
ABAG Finance Authority for Nonprofit Corporations California Sharp Healthcare Series D (Hospital Revenue, Citibank NA LOC)	±§	0.18	08/01/2035	1,800,000	1,800,000	0	0	1,800,000	1,800,000
ABAG Finance Authority for Nonprofit Corporations California St. Anthony Foundation (Other Revenue, Bank of America NA LOC)	±§	0.19	03/01/2037	1,560,000	1,560,000	1,485,000	1,485,000	3,045,000	3,045,000
ABAG Finance Authority for Nonprofit Corporations California The Head-Royce School (Private School Revenue, Bank of America NA LOC)	±§	0.19	09/01/2036	1,400,000	1,400,000	10,000,000	10,000,000	11,400,000	11,400,000
ABAG Finance Authority for Nonprofit Corporations California Zoological Society of San Diego (Other Revenue, Bank of America NA LOC)	±§	0.17	10/01/2034	0	0	4,600,000	4,600,000	4,600,000	4,600,000
ABAG Finance Authority for Nonprofit Corporations Schools Sacred Heart Series FB (Private School Revenue, Bank of America NA LOC)	±§	0.17	06/01/2030	1,820,000	1,820,000	3,900,000	3,900,000	5,720,000	5,720,000
Alameda CA PFA Series A (Housing Revenue, FNMA Insured)	±§	0.18	05/15/2035	1,120,000	1,120,000	0	0	1,120,000	1,120,000
Anaheim CA Housing Authority Cobblestone Apartments Series B (MFHR, FNMA Insured)	±§	0.22	03/15/2033	2,000,000	2,000,000	0	0	2,000,000	2,000,000
Anaheim CA Housing Authority MFHR Monterey Apartments Series B (MFHR, FNMA Insured)	±§	0.21	05/15/2027	0	0	1,895,000	1,895,000	1,895,000	1,895,000
Anaheim CA Housing Authority Park Vista Apartments (MFHR, FHLMC Insured)	±§	0.18	07/01/2033	0	0	12,600,000	12,600,000	12,600,000	12,600,000
Anaheim CA Housing Authority Sea Wind Apartments Project Series C (MFHR, FNMA Insured)	±§	0.20	07/15/2033	0	0	6,000,000	6,000,000	6,000,000	6,000,000
Arcadia CA USD Series 2679 (Other Revenue, First Security Bank LOC)	±§	0.20	08/01/2013	911,500	911,500	7,768,500	7,768,500	8,680,000	8,680,000
Bakersfield CA Series B (Water & Wastewater Authority Revenue, First Security Bank LOC)	±§	0.24	09/01/2035	2,280,000	2,280,000	5,900,000	5,900,000	8,180,000	8,180,000
Bay Area Toll Authority Various San Francisco Bay Area Series D1 (Highway Revenue Tolls Revenue)	±§	0.16	04/01/2045	10,000,000	10,000,000	9,100,000	9,100,000	19,100,000	19,100,000
Big Bear Lake CA Southwest Gas Corporation Project Series A (IDR, KBC Bank NV LOC)	±§	0.21	12/01/2028	0	0	36,430,000	36,430,000	36,430,000	36,430,000
Burbank California RDA MFHR Issue A (Housing Revenue, FHLB Insured)	±	0.17	11/01/2010	13,290,000	13,290,000	0	0	13,290,000	13,290,000
California Alternative Energy Source Financing Authority GE Capital Corporation Series A (Electric Revenue)	±§	0.22	10/01/2020	290,000	290,000	25,040,000	25,040,000	25,330,000	25,330,000
California Educational Facilities Authority California Institute of Technology Series B (College & University Revenue, GO of Institution Insured)	±§	0.16	10/01/2036	830,000	830,000	39,770,000	39,770,000	40,600,000	40,600,000
California Educational Facilities Authority Chapman University Series A (College & University Revenue, Bank of America NA LOC)	±§	0.15	10/01/2036	0	0	1,650,000	1,650,000	1,650,000	1,650,000
California Educational Facilities Authority Charles R Drew University (Other Revenue, Sovereign Bank FSB LOC)	±§	0.36	11/01/2042	8,500,000	8,500,000	12,500,000	12,500,000	21,000,000	21,000,000
California Educational Facilities Authority University of La Verne (Educational Facilities Revenue, Allied Irish Bank plc LOC)	±§	0.36	03/01/2038	750,000	750,000	5,500,000	5,500,000	6,250,000	6,250,000
California HFFA California Presbyterian Homes (HCFR)	±§	0.37	07/01/2034	6,700,000	6,700,000	4,950,000	4,950,000	11,650,000	11,650,000
California Infrastructure & Economic Development Bank California Academy Series A (Other Revenue, US Bank NA LOC)	±§	0.11	09/01/2038	5,100,000	5,100,000	0	0	5,100,000	5,100,000
California Infrastructure & Economic Development Bank California Academy Series B (Other Revenue, Allied Irish Bank plc LOC)	±§	0.18	09/01/2038	1,140,000	1,140,000	3,900,000	3,900,000	5,040,000	5,040,000
California Infrastructure & Economic Development Bank Colburn School Series B (Other Revenue, Allied Irish Bank plc LOC)	±§	0.37	08/01/2037	3,000,000	3,000,000	3,730,000	3,730,000	6,730,000	6,730,000
California Infrastructure & Economic Development Bank Los Angeles County Museum Series B (Recreational Facilities Revenue, Bank of New York LOC)	±§	0.11	09/01/2037	4,500,000	4,500,000	0	0	4,500,000	4,500,000
California Infrastructure & Economic Development Bank Lycee Francias de Los Angeles Project (College & University Revenue, Mellon Bank NA LOC)	±§	0.17	09/01/2036	400,000	400,000	2,600,000	2,600,000	3,000,000	3,000,000
California Infrastructure & Economic Development Bank ROCS RR II R-11527 (Toll Road Revenue, AMBAC Insured)	±§	0.18	07/01/2030	1,980,000	1,980,000	520,000	520,000	2,500,000	2,500,000
California Infrastructure & Economic Development Bank Sage Hill School Project (Other Revenue, Allied Irish Bank plc LOC)	±§	0.59	06/01/2038	2,000,000	2,000,000	7,500,000	7,500,000	9,500,000	9,500,000
California Infrastructure & Economic Development Bank San Francisco Ballet (Other Revenue, Allied Irish Bank plc LOC)	±§	0.18	08/01/2038	10,750,000	10,750,000	7,000,000	7,000,000	17,750,000	17,750,000
California Infrastructure & Economic Development Bank Southern CA Public Radio Project (Other Revenue, Allied Irish Bank plc LOC)	±§	0.24	10/01/2025	375,000	375,000	1,125,000	1,125,000	1,500,000	1,500,000
California Infrastructure & Economic Development Bank St. Margarets Episcopal School (Other Revenue, Allied Irish Bank plc LOC)	±§	0.60	01/01/2038	1,825,000	1,825,000	10,775,000	10,775,000	12,600,000	12,600,000
California Infrastructure & Economic Development Bank The Bay Institute Aquarium Foundation (Other Revenue, FHLMC Insured)	±§	0.18	06/01/2025	0	0	5,600,000	5,600,000	5,600,000	5,600,000
California Municipal Finance Authority (Economic Development Revenue, California Bank & Trust LOC)	±§	0.18	08/01/2039	4,600,000	4,600,000	6,200,000	6,200,000	10,800,000	10,800,000
California Municipal Finance Authority (Economic Development Revenue, Pacific National LOC)	±§	0.18	12/01/2042	0	0	6,935,000	6,935,000	6,935,000	6,935,000
California Municipal Finance Authority (Private School Revenue, Allied Irish Bank plc LOC)	±§	0.60	09/01/2036	0	0	9,100,000	9,100,000	9,100,000	9,100,000
California Municipal Finance Authority Chevron USA Incorporated Project (Other Revenue)	±§	0.10	06/01/2025	0	0	5,600,000	5,600,000	5,600,000	5,600,000
California Municipal Finance Authority Pacific Institute Series A (Housing Revenue, California Bank & Trust LOC)	±§	0.15	08/01/2037	5,000,000	5,000,000	16,705,000	16,705,000	21,705,000	21,705,000
California PCA BP West Coast Product LLC (Other Revenue)	±§	0.13	01/01/2043	0	0	400,000	400,000	400,000	400,000
California PCFA Exxon Project (IDR)	±§	0.10	12/01/2012	300,000	300,000	0	0	300,000	300,000
California PCFA Wadham Energy (PCR, BNP Paribas LOC)	±§	0.17	11/01/2017	0	0	1,400,000	1,400,000	1,400,000	1,400,000
California PCFA Wadham Energy Series C (Other Revenue, Banque Nationale Paris LOC)	±§	0.17	11/01/2017	1,125,000	1,125,000	6,275,000	6,275,000	7,400,000	7,400,000
California Scripps Health Series B (HFFA, Wachovia Bank LOC)	±§°°	0.18	10/01/2031	4,425,000	4,425,000	0	0	4,425,000	4,425,000
California Scripps Health Series F (HFFA, Northern Trust Corporation LOC)	±§	0.16	10/01/2031	4,525,000	4,525,000	0	0	4,525,000	4,525,000
California Stanford Hospital Series B (HFFA Revenue, First Security Bank LOC)	±§	0.22	11/15/2036	0	0	23,600,000	23,600,000	23,600,000	23,600,000
California Stanford Hospital Series B (Recreational Revenue, JPMorgan Chase Bank LOC)	±§	0.11	06/01/2034	0	0	46,900,000	46,900,000	46,900,000	46,900,000
California State Department of Veterans Affairs (Other Revenue)	±§	0.25	12/01/2014	0	0	7,480,000	7,480,000	7,480,000	7,480,000
California State DWR Power Supply Revenue Series B2 (Power Revenue, BNP Paribas LOC)	±§	0.14	05/01/2022	0	0	14,900,000	14,900,000	14,900,000	14,900,000
California State DWR Power Supply Revenue Series B6 (Water & Wastewater Authority Revenue, State Street Bank & Trust Company NA LOC)	±§	0.15	05/01/2022	12,460,000	12,460,000	12,290,000	12,290,000	24,750,000	24,750,000
California State DWR Power Supply Revenue Series C1 (Power Revenue, Dexia Credit Local de France LOC)	±§	0.19	05/01/2022	0	0	4,380,000	4,380,000	4,380,000	4,380,000
California State DWR Power Supply Revenue Series C13 (Utilities Revenue, First Security Bank LOC)	±§	0.21	05/01/2022	1,820,000	1,820,000	0	0	1,820,000	1,820,000
California State DWR Power Supply Revenue Series C-7 (Electric Revenue, AGM Insured)	±§	0.25	05/01/2022	0	0	7,800,000	7,800,000	7,800,000	7,800,000
California State DWR Power Supply Revenue Series C9 (Electric Revenue, Citibank NA LOC)	±§	0.16	05/01/2022	0	0	5,030,000	5,030,000	5,030,000	5,030,000
California State DWR Power Supply Revenue Subseries G1 (Water Revenue, Bank of Nova Scotia LOC)	±§	0.15	05/01/2011	5,200,000	5,200,000	0	0	5,200,000	5,200,000
California State DWR Power Supply Subseries F2 (Water Revenue, JPMorgan Chase Bank LOC)	±§	0.11	05/01/2020	3,500,000	3,500,000	2,130,000	2,130,000	5,630,000	5,630,000
California State DWR Power Supply Subseries G7 (Water Revenue, FSA Insured)	±§	0.23	05/01/2017	0	0	2,000,000	2,000,000	2,000,000	2,000,000
California State DWR Power Supply Subseries I1 (Water Revenue, Allied Irish Bank plc LOC)	±§	0.18	05/01/2022	800,000	800,000	1,650,000	1,650,000	2,450,000	2,450,000
California State DWR Series 3019 (Water Revenue, JPMorgan Chase Bank LOC)	±§	0.18	06/01/2016	890,000	890,000	3,995,000	3,995,000	4,885,000	4,885,000
California State Economic Recovery Revenue Series C-2 (Recovery Revenue, JPMorgan Chase & Company LOC)	±§	0.11	07/01/2023	0	0	14,800,000	14,800,000	14,800,000	14,800,000
California State Economic Recovery Series C-16 (Sales Tax Revenue, AGM Insured)	±§	0.21	07/01/2023	2,300,000	2,300,000	38,755,000	38,755,000	41,055,000	41,055,000
California State EDFA Joseph Schmidt Project Series A (IDR, Banque Nationale Paris LOC)	±§	0.30	12/01/2026	2,750,000	2,750,000	0	0	2,750,000	2,750,000
California State Series 2758 (Other Revenue, AMBAC Insured)	±	0.45	04/01/2010	2,175,000	2,175,000	22,315,000	22,315,000	24,490,000	24,490,000
California State Series A Subseries A1 (Other Revenue, Fortis Banque LOC)	±§	0.18	05/01/2040	0	0	14,685,000	14,685,000	14,685,000	14,685,000
California State Series A Subseries A2 (Other Revenue, Calyon Bank LOC)	±§	0.20	05/01/2040	3,500,000	3,500,000	8,560,000	8,560,000	12,060,000	12,060,000
California State Series A-2 (General Fund, Bank of Montreal LOC)	±§	0.10	05/01/2033	0	0	16,275,000	16,275,000	16,275,000	16,275,000
California State Series B Subseries B1 (Other Revenue, Bank of America NA LOC)	±§	0.20	05/01/2040	0	0	7,125,000	7,125,000	7,125,000	7,125,000
California State Series C-1 (Other Revenue, Bank of America NA LOC)	±§	0.18	05/01/2033	13,000,000	13,000,000	0	0	13,000,000	13,000,000
California Statewide CDA (Hospital Revenue, Citibank NA LOC)	±§††	0.23	08/15/2032	0	0	12,825,000	12,825,000	12,825,000	12,825,000
California Statewide CDA (Private School Revenue, Allied Irish Bank plc LOC)	±§	0.35	10/01/2036	0	0	3,125,000	3,125,000	3,125,000	3,125,000
California Statewide CDA Aegis Moraga Project C (MFHR, FNMA Insured)	±§	0.25	07/01/2027	5,100,000	5,100,000	2,155,000	2,155,000	7,255,000	7,255,000
California Statewide CDA Aegis Pleasant Hill Series H (MFHR)	±§	0.20	07/01/2027	0	0	6,270,000	6,270,000	6,270,000	6,270,000
California Statewide CDA Arbor Ridge Apartments Series B (MFHR, FHLMC Insured)	±§	0.21	11/01/2036	2,855,000	2,855,000	6,645,000	6,645,000	9,500,000	9,500,000
California Statewide CDA Archer School for Girls Incorporated (Private School Revenue, Allied Irish Bank plc LOC)	±§	0.60	05/01/2035	0	0	4,155,000	4,155,000	4,155,000	4,155,000
California Statewide CDA Azusa Pacific University Project (College & University Revenue, Allied Irish Bank plc LOC)	±§	0.49	04/01/2039	0	0	22,150,000	22,150,000	22,150,000	22,150,000
California Statewide CDA Belmont Project Series F (MFHR, FNMA LOC)	±§	0.18	06/15/2038	0	0	9,390,000	9,390,000	9,390,000	9,390,000
California Statewide CDA Charter Court Apartments Series L (MFHR, FHLMC Insured)	±§	0.21	09/01/2040	0	0	4,000,000	4,000,000	4,000,000	4,000,000
California Statewide CDA Culinary Institute of America (Other Revenue, Allied Irish Bank plc LOC)	±§	0.40	10/01/2038	1,900,000	1,900,000	4,850,000	4,850,000	6,750,000	6,750,000
California Statewide CDA Grande Apartments Series TT (Housing Revenue, FNMA Insured)	±§	0.22	12/15/2034	0	0	1,925,000	1,925,000	1,925,000	1,925,000
California Statewide CDA Heritage Park Apartments Series C (MFHR, FHLMC Insured)	±§	0.17	01/01/2038	4,000,000	4,000,000	6,000,000	6,000,000	10,000,000	10,000,000
California Statewide CDA Horizons Indio Series F (Housing Revenue, Citibank NA LOC)	±§	0.22	07/01/2038	0	0	3,310,000	3,310,000	3,310,000	3,310,000
California Statewide CDA John Muir Health Series B (Hospital Revenue, UBS AG LOC)	±§	0.16	08/15/2036	0	0	6,100,000	6,100,000	6,100,000	6,100,000
California Statewide CDA La Puente Apartments Series JJ (MFHR, US Bank NA LOC)	±§	0.16	11/01/2031	0	0	6,300,000	6,300,000	6,300,000	6,300,000
California Statewide CDA Livermore Valley Arts Center Project (Other Revenue, Bank of New York LOC)	±§	0.16	12/01/2036	720,000	720,000	18,110,000	18,110,000	18,830,000	18,830,000
California Statewide CDA Marin Horizon School (Private School Revenue, Allied Irish Bank plc LOC)	±§	0.60	07/01/2036	0	0	6,135,000	6,135,000	6,135,000	6,135,000
California Statewide CDA Marinears Pointe Series A (MFHR, FNMA Insured)	±§	0.17	02/15/2036	0	0	6,500,000	6,500,000	6,500,000	6,500,000
California Statewide CDA MFHR Canyon Country Apartments Series M (MFHR , FHLMC Insured)	±§	0.19	12/01/2034	0	0	10,600,000	10,600,000	10,600,000	10,600,000
California Statewide CDA MFHR Granite Oaks Apartments Series R (MFHR, FNMA Insured)	±§	0.22	10/15/2030	0	0	3,985,000	3,985,000	3,985,000	3,985,000
California Statewide CDA MFHR Greenback Manor Apartments Series A Collateralized By FHLB (MFHR, East West Bank LOC)	±§	0.26	02/01/2028	4,660,000	4,660,000	0	0	4,660,000	4,660,000
California Statewide CDA MFHR Imperial Park Apartments Series 00 (Housing Revenue, FNMA Insured)	±§	0.25	11/01/2040	0	0	12,000,000	12,000,000	12,000,000	12,000,000
California Statewide CDA MFHR Series AA (Housing Revenue, FNMA Insured)	±§	0.20	04/15/2035	1,200,000	1,200,000	3,200,000	3,200,000	4,400,000	4,400,000
California Statewide CDA National Center International Schools A (Private School Revenue, Allied Irish Bank plc LOC)	±§	0.36	05/01/2026	3,900,000	3,900,000	11,330,000	11,330,000	15,230,000	15,230,000
California Statewide CDA Oakmont Senior Living (Housing Revenue, FNMA Insured)	±§	0.19	08/01/2031	0	0	7,840,000	7,840,000	7,840,000	7,840,000
California Statewide CDA Olympus Park Apartments Series Y (MFHR, FNMA Insured)	±§	0.20	10/15/2030	0	0	8,640,000	8,640,000	8,640,000	8,640,000
California Statewide CDA Rady Childrens Hospital Series B (HCFR, Bank of the West LOC)	±§	0.13	08/15/2047	535,000	535,000	9,400,000	9,400,000	9,935,000	9,935,000
California Statewide CDA Ridgeway Apartments Series K (MFHR, FHLMC Insured)	±§	0.15	09/01/2039	7,200,000	7,200,000	0	0	7,200,000	7,200,000
California Statewide CDA Seasons Senior Apartments Series B (MFHR, FNMA Insured)	±§	0.20	05/15/2037	0	0	5,265,000	5,265,000	5,265,000	5,265,000
California Statewide CDA Series 2680 (Other Revenue, JPMorgan Chase Bank LOC)	±§	0.30	05/15/2016	2,100,000	2,100,000	5,500,000	5,500,000	7,600,000	7,600,000
California Statewide CDA Series 3108 (HCFR, AMBAC Insured)	±§††	0.20	08/15/2038	5,200,000	5,200,000	0	0	5,200,000	5,200,000
California Statewide CDA Sunrise of Danville Project Series A (MFHR, FNMA Insured)	±§	0.20	05/01/2027	0	0	5,665,000	5,665,000	5,665,000	5,665,000
California Statewide CDA Sweep Loan Program Series A (HCFR, Citibank NA LOC)	±§	0.18	08/01/2035	0	0	1,870,000	1,870,000	1,870,000	1,870,000
California Statewide CDA Tyrella Gardens Apartments Series B (Housing Revenue, Citibank NA LOC)	±§	0.25	06/01/2036	0	0	2,500,000	2,500,000	2,500,000	2,500,000
California Statewide CDA University of San Diego (College & University Revenue, Banque Nationale Paris LOC)	±§	0.17	10/01/2045	0	0	10,000,000	10,000,000	10,000,000	10,000,000
California Statewide CDA Villa Paseo Senior Project MM (MFHR, East West Bank LOC)	±§	0.19	11/01/2035	0	0	4,000,000	4,000,000	4,000,000	4,000,000
California Statewide CDA Village at Hesperia Series CCC (MFHR, FNMA Insured)	±§	0.20	11/15/2039	595,000	595,000	2,605,000	2,605,000	3,200,000	3,200,000
California Statewide CDA Village at Ninth Apartments Series D (Housing Revenue, FNMA Insured)	±§	0.22	11/15/2035	0	0	4,375,000	4,375,000	4,375,000	4,375,000
California Statewide CDA Village at Shaw Apartments Series E (MFHR, FNMA Insured)	±§	0.22	11/15/2035	1,005,000	1,005,000	2,600,000	2,600,000	3,605,000	3,605,000
California Statewide CDA Western University Health Series A (Other Revenue, Bank of New York LOC)	±§	0.36	06/01/2039	2,000,000	2,000,000	79,950,000	79,950,000	81,950,000	81,950,000
California Statewide CDA YMCA East Bay Project (Other Revenue, Allied Irish Bank plc LOC)	±§	0.36	06/01/2027	0	0	5,490,000	5,490,000	5,490,000	5,490,000
California Statewide Communities Authority Center for Early Education (Private School Revenue, Allied Irish Bank plc LOC)	±§	0.60	09/01/2031	0	0	1,160,000	1,160,000	1,160,000	1,160,000
California University of San Francisco Series 2005B (Educational Facilities Revenue, Bank of America NA LOC)	±§	0.17	10/01/2035	0	0	4,538,000	4,538,000	4,538,000	4,538,000
Camarillo CA MFHR Hacienda De Camarillo Project (MFHR, FNMA Insured)	±§	0.18	10/15/2026	1,755,000	1,755,000	0	0	1,755,000	1,755,000
Castacic CA USD COP School Facilities Bridge Funding Program (Other Revenue, Dexia Credit Local de France LOC)	±§	0.70	09/01/2026	0	0	1,000,000	1,000,000	1,000,000	1,000,000
Concord CA MFHR (Other Revenue, FHLMC Insured)	±§	0.25	12/01/2016	0	0	2,100,000	2,100,000	2,100,000	2,100,000
Contra Costa County CA Housing Authority Series C (Housing Revenue, FHLMC Insured)	±§	0.17	11/15/2017	0	0	6,440,000	6,440,000	6,440,000	6,440,000
Contra Costa County CA MFHR Series B (MFHR, FNMA Insured)	±§	0.17	11/15/2022	1,300,000	1,300,000	2,000,000	2,000,000	3,300,000	3,300,000
Corona CA Household Bank Project B (MFHR, FNMA Insured)	±§	0.21	02/01/2023	4,000,000	4,000,000	7,000,000	7,000,000	11,000,000	11,000,000
Deutsche Bank Spears Lifers Trust DB-382 (Other Revenue)	±§	0.19	08/01/2030	0	0	2,640,000	2,640,000	2,640,000	2,640,000
Deutsche Bank Spears Lifers Trust DB-383 (Property Tax Revenue, FGIC Insured)	±§	0.19	08/01/2035	0	0	2,325,000	2,325,000	2,325,000	2,325,000
Deutsche Bank Spears Lifers Trust DB-384 (Property Tax Revenue)	±§	0.19	06/01/2032	0	0	5,400,000	5,400,000	5,400,000	5,400,000
Deutsche Bank Spears Lifers Trust Series 287 (Other Revenue)	±§	0.19	09/01/2037	6,695,000	6,695,000	29,015,000	29,015,000	35,710,000	35,710,000
Deutsche Bank Spears Lifers Trust Series 445 (Property Tax Revenue, First Security Bank LOC)	±§	0.20	08/01/2032	5,000,000	5,000,000	5,775,000	5,775,000	10,775,000	10,775,000
Deutsche Bank Spears Lifers Trust Series DB-448 (Other Revenue, First Security Bank LOC)	±§	0.20	07/01/2032	0	0	8,465,000	8,465,000	8,465,000	8,465,000
Deutsche Bank Spears Lifers Trust Series DB-457 (Other Revenue, First Security Bank LOC)	±§	0.20	08/01/2032	0	0	3,994,000	3,994,000	3,994,000	3,994,000
Deutsche Bank Spears Lifers Trust Series DB-477 (Other Revenue, First Security Bank LOC)	±§	0.20	12/01/2024	0	0	5,142,000	5,142,000	5,142,000	5,142,000
Deutsche Bank Spears Lifers Trust Series DB-490 (Property Tax Revenue, First Security Bank LOC)	±§	0.20	08/01/2042	0	0	14,406,000	14,406,000	14,406,000	14,406,000
Deutsche Bank Spears Lifers Trust Series DB-490 (Tax Incremental Revenue, First Security Bank LOC)	±§	0.20	02/01/2031	0	0	10,510,000	10,510,000	10,510,000	10,510,000
Deutsche Bank Spears Lifers Trust Series DB-561 (Other Revenue, First Security Bank LOC)	±§	0.23	07/01/2031	0	0	4,095,000	4,095,000	4,095,000	4,095,000
Deutsche Bank Spears Lifers Trust Series DB-600 (Water Revenue, First Security Bank LOC)	±§	0.20	02/01/2038	8,780,000	8,780,000	5,860,000	5,860,000	14,640,000	14,640,000
Deutsche Bank Spears Lifers Trust Series DB-621 (Property Tax Revenue, First Security Bank LOC)	±§	0.20	08/01/2028	720,000	720,000	5,505,000	5,505,000	6,225,000	6,225,000
Deutsche Bank Spears Lifers Trust Series DB-628 (Property Tax Revenue, First Security Bank LOC)	±§	0.20	08/01/2031	110,000	110,000	4,065,000	4,065,000	4,175,000	4,175,000
Deutsche Bank Spears Lifers Trust Series DB-629 (Property Tax Revenue)	±§	0.20	08/01/2031	110,000	110,000	6,360,000	6,360,000	6,470,000	6,470,000
Deutsche Bank Spears Lifers Trust Series DB-630 (Property Tax Revenue)	±§	0.20	02/01/2024	0	0	4,520,000	4,520,000	4,520,000	4,520,000
Deutsche Bank Spears Lifers Trust Series DB-631 (Property Tax Revenue)	±§	0.20	09/01/2027	0	0	11,910,000	11,910,000	11,910,000	11,910,000
Deutsche Bank Spears Lifers Trust Series DB-632 (Property Tax Revenue, First Security Bank LOC)	±§	0.20	08/01/2033	2,155,000	2,155,000	11,570,000	11,570,000	13,725,000	13,725,000
Deutsche Bank Spears Lifers Trust Series DB-649 (Property Tax Revenue)	±§	0.20	06/01/2031	1,395,000	1,395,000	7,570,000	7,570,000	8,965,000	8,965,000
Deutsche Bank Spears Lifers Trust Series DB-670 (Property Tax Revenue, First Security Bank LOC)	±§	0.20	06/01/2028	0	0	8,453,000	8,453,000	8,453,000	8,453,000
Deutsche Bank Spears Lifers Trust Series DBE-500 (Other Revenue, AMBAC Insured)	±§	0.23	11/01/2038	325,000	325,000	2,380,000	2,380,000	2,705,000	2,705,000
Deutsche Bank Spears Lifers Trust Series DBE-525 (Other Revenue, FGIC Insured)	±§	0.20	06/01/2035	1,695,000	1,695,000	1,690,000	1,690,000	3,385,000	3,385,000
Deutsche Bank Spears Lifers Trust Series DBE-575 (Other Revenue, AMBAC Insured)	±§	0.20	09/01/2029	0	0	1,025,000	1,025,000	1,025,000	1,025,000
Deutsche Bank Spears Lifers Trust Series DBE-625 (Other Revenue, AMBAC Insured)	±§	0.20	06/01/2028	705,000	705,000	6,460,000	6,460,000	7,165,000	7,165,000
East Bay CA MUD Series A1 (Water Revenue)	±§	0.20	06/01/2026	3,205,000	3,205,000	22,025,000	22,025,000	25,230,000	25,230,000
East Bay CA MUD Series A1 (Water Revenue)	±§	0.20	06/01/2026	3,215,000	3,215,000	21,400,000	21,400,000	24,615,000	24,615,000
East Bay CA MUD Subseries A2 (Water Revenue, Dexia Credit Local de France LOC)	±§	0.20	06/01/2038	0	0	2,100,000	2,100,000	2,100,000	2,100,000
East Bay CA MUD Subseries A3 (Other Revenue, Dexia Credit Local de France LOC)	±§	0.20	06/01/2038	0	0	470,000	470,000	470,000	470,000
East Bay CA MUD Subseries B1 (Other Revenue, Dexia Credit Local de France LOC)	±§	0.17	06/01/2038	0	0	6,950,000	6,950,000	6,950,000	6,950,000
East Bay CA MUD Subseries C (Other Revenue, Dexia Credit Local de France LOC)	±§	0.17	06/01/2027	895,000	895,000	6,805,000	6,805,000	7,700,000	7,700,000
Eastern Municipal Water District California Water & Sewer COP Series D (Water Revenue, Lloyds Bank LOC)	±§	0.16	07/01/2023	0	0	9,835,000	9,835,000	9,835,000	9,835,000
Eclipse Funding Trust 2006-0002-Solar Eclipse-Los Angeles (Property Tax Revenue, US Bank NA LOC)	±§	0.17	07/01/2030	0	0	25,925,000	25,925,000	25,925,000	25,925,000
El Dorado CA Irrigation District & El Dorado Water Agency Series A (Lease Revenue, Dexia Credit Local de France LOC)	±§	0.21	03/01/2036	2,810,000	2,810,000	0	0	2,810,000	2,810,000
Elsinore Valley CA Municipal Water District COP Series B (Water & Sewer Revenue, Allied Irish Bank plc LOC)	±§	0.50	07/01/2035	3,545,000	3,545,000	18,720,000	18,720,000	22,265,000	22,265,000
Fremont CA Treetops Apartments Series A (Housing Revenue, FNMA Insured)	±§	0.20	08/15/2026	0	0	9,800,000	9,800,000	9,800,000	9,800,000
Golden State CA Tobacco Securitization Corporation Series 3123 (Other Revenue)	±§††	0.27	06/01/2045	5,600,000	5,600,000	5,300,000	5,300,000	10,900,000	10,900,000
Golden State Tobacco Securitization Corporation California Tobacco Settlement ROCS RR II R-11432 (Other Revenue, Citibank NA LOC)	±§	0.24	06/01/2035	0	0	11,500,000	11,500,000	11,500,000	11,500,000
Golden State Tobacco Securitization Corporation California Tobacco Settlement ROCS RR II R-11442 (Other Revenue, Citibank NA LOC)	±§	0.24	06/01/2035	0	0	19,085,000	19,085,000	19,085,000	19,085,000
Grossmont Cuyamaca CA Community College District ROCS RR II R-11519 (Property Tax Revenue, City National Bank LOC)	±§	0.21	02/01/2016	7,425,000	7,425,000	0	0	7,425,000	7,425,000
Hartnell CA Community College District Series 2966 (Property Tax Revenue, First Security Bank LOC)	±§	0.20	06/01/2014	0	0	4,800,000	4,800,000	4,800,000	4,800,000
Hayward CA Housing Authority MFHR Barrington Hills Series A (Housing Revenue, FNMA Insured)	±§	0.17	06/15/2025	0	0	7,400,000	7,400,000	7,400,000	7,400,000
Hayward CA MFHR Shorewood Series A (MFHR, FGIC Insured)	±§	0.17	07/15/2014	0	0	4,000,000	4,000,000	4,000,000	4,000,000
Hemet CA MFHR Sunwest Retirement Series A (MFHR, FHLMC Insured)	±§	0.16	01/01/2025	0	0	1,000,000	1,000,000	1,000,000	1,000,000
Hesperia CA USD COP Interim School Facility Funding Program (Lease Revenue, First Security Bank LOC)	±§	0.45	02/01/2028	7,705,000	7,705,000	5,190,000	5,190,000	12,895,000	12,895,000
Hesperia CA USD COP Interim School Facility Funding Program (Lease Revenue, First Security Bank LOC)	±§	0.45	02/01/2038	4,875,000	4,875,000	7,505,000	7,505,000	12,380,000	12,380,000
Hesperia CA USD COP Interim School Facility Funding Program (Other Revenue, Dexia Credit Local de France LOC)	±§	0.45	02/01/2018	0	0	4,955,000	4,955,000	4,955,000	4,955,000
Highland CA RDA Jeffrey Court Senior Apartments (MFHR, FHLB Insured)	±§	0.43	03/01/2028	3,120,000	3,120,000	0	0	3,120,000	3,120,000
Irvine CA Improvement Board ACT 1915 Assessment District #07-22-A (Other Revenue, KBC Bank NV LOC)	±§	0.13	09/02/2032	0	0	10,370,000	10,370,000	10,370,000	10,370,000
Irvine CA Improvement Board ACT 1915 Assessment District #85-7 Series A (Other Revenue, First Security Bank LOC)	±§	0.16	09/02/2032	0	0	2,700,000	2,700,000	2,700,000	2,700,000
Irvine CA Improvement Board ACT 1915 Assessment District #97-17 (Other Revenue, State Street Bank & Trust Company LOC)	±§	0.13	09/02/2023	3,435,000	3,435,000	1,165,000	1,165,000	4,600,000	4,600,000
Irvine Ranch CA Water District Bank of America Insured (Water & Sewer Revenue, Bank of America NA LOC)	±§	0.15	04/01/2033	0	0	4,000,000	4,000,000	4,000,000	4,000,000
JPMorgan Chase Putters Drivers Trust (Property Tax Revenue, JPMorgan Chase Bank LOC)	±§††	0.18	08/01/2015	2,325,000	2,325,000	29,545,000	29,545,000	31,870,000	31,870,000
JPMorgan Chase Putters Drivers Trust Series 3547 (Water Revenue, JPMorgan Chase Bank LOC)	±§††	0.18	07/01/2017	3,935,000	3,935,000	0	0	3,935,000	3,935,000
Kings County CA Housing Authority Edgewater LLSE Apartments Series A (MFHR, FNMA Insured)	±§	0.16	02/15/2031	0	0	6,700,000	6,700,000	6,700,000	6,700,000
Lancaster CA Redevelopment Agency MFHR 20th Street Apartments Project Series C (Housing Revenue, FNMA Insured)	±§	0.17	12/01/2026	2,000,000	2,000,000	5,500,000	5,500,000	7,500,000	7,500,000
Loma Linda CA Hospital Loma Linda University Medical Center B (Hospital Revenue, Bank of America NA LOC)	±§	0.18	12/01/2038	0	0	4,000,000	4,000,000	4,000,000	4,000,000
Los Angeles CA (Private School Revenue, Bank of America NA LOC)	±§	0.17	08/01/2035	0	0	5,355,000	5,355,000	5,355,000	5,355,000
Los Angeles CA Community College District Series 2864 (Property Tax Revenue, First Security Bank LOC)	±§	0.20	08/01/2014	0	0	4,780,000	4,780,000	4,780,000	4,780,000
Los Angeles CA Community RDA MFHR Second & Central Apartments Project (Housing Revenue, HSBC USA NA LOC)	±§	0.18	12/01/2038	3,100,000	3,100,000	7,265,000	7,265,000	10,365,000	10,365,000
Los Angeles CA Community RDA Security Building Project Series A (MFHR, FNMA Insured)	±§	0.21	12/15/2034	0	0	6,290,000	6,290,000	6,290,000	6,290,000
Los Angeles CA COP Loyola High School Series A (Lease Revenue, Allied Irish Bank plc LOC)	±§	0.60	12/01/2035	1,790,000	1,790,000	4,930,000	4,930,000	6,720,000	6,720,000
Los Angeles CA COP Notre Dame High School Series A (Lease Revenue, Allied Irish Bank plc LOC)	±§	0.60	09/01/2036	3,170,000	3,170,000	2,620,000	2,620,000	5,790,000	5,790,000
Los Angeles CA COP Samuel A Fryer Yavney Series A (College & University Revenue)	±§	0.18	08/01/2038	2,500,000	2,500,000	7,500,000	7,500,000	10,000,000	10,000,000
Los Angeles CA COP Windward Series A (Private School Revenue, Allied Irish Bank plc LOC)	±§	0.60	07/01/2037	2,175,000	2,175,000	500,000	500,000	2,675,000	2,675,000
Los Angeles CA DW&P ROCS RR II R-11531 (Water & Sewer Revenue)	±§	0.21	01/01/2013	2,525,000	2,525,000	7,980,000	7,980,000	10,505,000	10,505,000
Los Angeles CA DW&P Subseries A4 (Power Revenue, Lloyds Bank LOC)	±§	0.15	07/01/2035	0	0	11,600,000	11,600,000	11,600,000	11,600,000
Los Angeles CA Mission Village Terrace Apartments (MFHR, East West Bank LOC)	±§	0.19	07/01/2027	0	0	3,540,000	3,540,000	3,540,000	3,540,000
Los Angeles CA Power System Subseries A5 (Electric Revenue, Lloyds Bank LOC)	±§	0.16	07/01/2035	0	0	21,550,000	21,550,000	21,550,000	21,550,000
Los Angeles CA Power System Subseries A6 (Utilities Revenue)	±§	0.16	07/01/2035	0	0	5,000,000	5,000,000	5,000,000	5,000,000
Los Angeles CA RR II R-11281 (Other Revenue, AMBAC Insured)	±§	0.21	07/01/2015	0	0	4,600,000	4,600,000	4,600,000	4,600,000
Los Angeles CA Waste Water Subseries D (Sewer Revenue, Bank of Nova Scotia LOC)	±§	0.16	06/01/2028	1,200,000	1,200,000	13,200,000	13,200,000	14,400,000	14,400,000
Los Angeles CA Waste Water System Series 2254 (Other Revenue)	±§	0.20	06/01/2013	2,990,000	2,990,000	2,800,000	2,800,000	5,790,000	5,790,000
Los Angeles CA Waste Water System Subseries G (Sewer Revenue, Bank of America NA LOC)	±§	0.17	06/01/2032	1,330,000	1,330,000	7,000,000	7,000,000	8,330,000	8,330,000
Los Angeles CA Water & Power Series 2971 (Electric Revenue, First Security Bank LOC)	±§	0.20	01/01/2014	535,000	535,000	7,340,000	7,340,000	7,875,000	7,875,000
Los Angeles CA Watts Athens Apartments Series A (Housing Revenue, FHLB Insured)	±§	0.19	08/15/2030	0	0	4,300,000	4,300,000	4,300,000	4,300,000
Los Angeles County CA Housing Authority MFHR Bonds (Housing Revenue, FHLMC Insured)	±§	0.28	09/01/2030	0	0	2,500,000	2,500,000	2,500,000	2,500,000
Los Angeles County CA Metropolitan Transportation Authority Series C3 (Sales Tax Revenue, Sumitomo Mitsui Bank LOC)	±§	0.15	07/01/2025	1,200,000	1,200,000	5,100,000	5,100,000	6,300,000	6,300,000
Los Angeles USD COP Administration Building Project Series A (Other Revenue, Bank of America NA LOC)	±§	0.18	10/01/2024	0	0	11,000,000	11,000,000	11,000,000	11,000,000
Los Rios CA Community College District Series 2972 (Property Tax Revenue, First Security Bank LOC)	±§	0.20	02/01/2013	0	0	5,065,000	5,065,000	5,065,000	5,065,000
Manteca CA RDA Amended Merger Project (Tax Allocation Revenue, State Street Bank & Trust Company LOC)	±§	0.13	10/01/2042	1,450,000	1,450,000	0	0	1,450,000	1,450,000
Menlo Park CA CDA Las Pulgas Community Development (Tax Allocation Revenue, AMBAC Insured)	±§	0.13	01/01/2031	2,175,000	2,175,000	0	0	2,175,000	2,175,000
Metropolitan Water District Southern CA Waterworks (Water Revenue, Citibank NA LOC)	±§	0.20	02/01/2015	2,000,000	2,000,000	10,515,000	10,515,000	12,515,000	12,515,000
Metropolitan Water District Southern CA Waterworks Class A (Water Revenue, Citibank NA LOC)	±§††	0.20	07/01/2037	4,200,000	4,200,000	25,600,000	25,600,000	29,800,000	29,800,000
Metropolitan Water District Southern CA Waterworks Revenue Series C (Water Revenue )	±§	0.16	07/01/2027	125,000	125,000	700,000	700,000	825,000	825,000
Metropolitan Water District Southern CA Waterworks Series B-3 (Water Revenue)	±§	0.10	07/01/2035	0	0	14,500,000	14,500,000	14,500,000	14,500,000
Modesto CA Public Financing Authority (Lease Revenue, Bank of America NA LOC)	±§	0.17	09/01/2033	6,925,000	6,925,000	13,900,000	13,900,000	20,825,000	20,825,000
Monterey Peninsula CA Water Management District (Lease Revenue, Bank of America NA LOC)	±§	0.22	07/01/2022	0	0	1,550,000	1,550,000	1,550,000	1,550,000
Morgan Hill CA RDA Tax Allocation Ojo de Agua Redevelopment Project A (Other Revenue, Scotia Bank LOC)	±§	0.17	09/01/2033	4,585,000	4,585,000	51,590,000	51,590,000	56,175,000	56,175,000
Northern CA Power Agency Hydroelectric Project 1 Series A (Electric Revenue, Dexia Credit Local de France LOC)	±§	0.21	07/01/2032	8,740,000	8,740,000	3,680,000	3,680,000	12,420,000	12,420,000
Northern California Transmission Agency Series A (Utilities Revenue, First Security Bank LOC)	±§	0.24	05/01/2024	0	0	17,400,000	17,400,000	17,400,000	17,400,000
Oceanside CA Ace-Shadow Way (Housing Revenue, FNMA Insured)	±§	0.18	03/01/2049	1,050,000	1,050,000	0	0	1,050,000	1,050,000
Ontario CA Multifamily Revenue (HCFR, FHLMC Insured)	±§	0.15	12/01/2035	0	0	6,500,000	6,500,000	6,500,000	6,500,000
Orange County CA (Housing Revenue, FNMA Insured)	±§	0.21	12/15/2028	0	0	6,070,000	6,070,000	6,070,000	6,070,000
Orange County CA Apartment Development Revenue Park Ridge Villas Project (Housing Revenue, FNMA Insured)	±§	0.16	11/15/2028	0	0	4,000,000	4,000,000	4,000,000	4,000,000
Orange County CA Apartment Development Revenue Project Park Place Apartments Issue A (Housing Revenue, FHLB Insured)	±§	0.18	04/01/2024	0	0	14,900,000	14,900,000	14,900,000	14,900,000
Orange County CA Apartment Development Revenue Series D Harbor Point Project (Housing Revenue, FHLMC Insured)	±§	0.16	12/01/2022	830,000	830,000	8,619,000	8,619,000	9,449,000	9,449,000
Orange County CA COP Sanitation District Series A (Lease Revenue)	±§	0.14	08/01/2029	0	0	5,960,000	5,960,000	5,960,000	5,960,000
Orange County CA Improvement Board ACT 1915 Assessment District 01-1 Series A (Special Tax Revenue, KBC Bank NV LOC)	±§	0.15	09/02/2033	0	0	4,244,000	4,244,000	4,244,000	4,244,000
Orange County CA Sanitation Districts COP Series 25297 (Sewer Revenue, First Security Bank LOC)	±§	0.20	02/01/2015	0	0	1,075,000	1,075,000	1,075,000	1,075,000
Pittsburg CA Public Financing Authority Water (Water Revenue, Allied Irish Bank plc LOC)	±§	0.45	06/01/2035	0	0	19,400,000	19,400,000	19,400,000	19,400,000
Rancho CA Water District Financing Authority Series B (Other Revenue, UBS AG LOC)	±§	0.17	08/15/2031	0	0	7,000,000	7,000,000	7,000,000	7,000,000
Riverside CA COP (Lease Revenue, Bank of America NA LOC)	±§	0.18	03/01/2037	2,640,000	2,640,000	160,000	160,000	2,800,000	2,800,000
Riverside CA Electric Putters Series 3042Z (Electric Revenue, First Security Bank LOC)	±§††	0.14	04/01/2016	1,000,000	1,000,000	3,245,000	3,245,000	4,245,000	4,245,000
Riverside County CA (Lease (Abatement) Revenue, Bank of America NA LOC)	±§	0.18	11/01/2039	0	0	8,500,000	8,500,000	8,500,000	8,500,000
Riverside County CA Housing Authority Mountain View Apartments Series A (MFHR, Redlands Federal S&L LOC)	±§	0.21	08/01/2025	0	0	1,500,000	1,500,000	1,500,000	1,500,000
Riverside County CA IDA IDR Cryogenic Project Issue B (IDR, Bank of America NA LOC)	±§	0.18	07/05/2014	0	0	2,300,000	2,300,000	2,300,000	2,300,000
Roseville CA COP Series A (Electric Revenue, Bank of New York LOC)	±§	0.19	02/01/2035	4,960,000	4,960,000	14,750,000	14,750,000	19,710,000	19,710,000
Roseville CA Electric System COP Series B (Other Revenue, Dexia Credit Local de France LOC)	±§	0.19	02/01/2035	0	0	12,874,000	12,874,000	12,874,000	12,874,000
Sacramento CA Housing Authority Shenandoah Apartments Series F (Housing Revenue, FNMA Insured)	±§	0.20	09/15/2036	0	0	7,000,000	7,000,000	7,000,000	7,000,000
Sacramento County CA Housing Authority (Housing Revenue, FNMA Insured)	±§	0.16	07/15/2029	1,000,000	1,000,000	5,000,000	5,000,000	6,000,000	6,000,000
Sacramento County CA Housing Authority MFHR Arlington Creek Apartment Series I (Housing Revenue, FNMA Insured)	±§	0.19	05/15/2034	3,000,000	3,000,000	7,000,000	7,000,000	10,000,000	10,000,000
Sacramento County CA Housing Authority MFHR Cascades Series D (Housing Revenue, FNMA Insured)	±§	0.20	09/15/2035	0	0	6,835,000	6,835,000	6,835,000	6,835,000
Sacramento County CA Housing Authority MFHR Logan Park Apartments Issue E (Housing Revenue, FHLMC Insured)	±§	0.21	05/01/2042	860,000	860,000	9,140,000	9,140,000	10,000,000	10,000,000
Sacramento County CA Housing Authority MFHR Normandy Park Apartments Series A (Housing Revenue, FNMA Insured)	±§	0.20	02/15/2033	0	0	6,000,000	6,000,000	6,000,000	6,000,000
Sacramento County CA Housing Authority Oak Valley Apartments Series D (MFHR, FNMA Insured)	±§	0.26	02/15/2031	4,000,000	4,000,000	0	0	4,000,000	4,000,000
Sacramento County CA Housing Authority Seasons at Winter Series C2 (MFHR, FHLMC Insured)	±§	0.16	08/01/2034	0	0	2,900,000	2,900,000	2,900,000	2,900,000
Sacramento County CA Housing Authority Shadwood Apartments Project Issue A (MFHR, FHLMC Insured)	±§	0.18	12/01/2022	1,855,000	1,855,000	4,700,000	4,700,000	6,555,000	6,555,000
Sacramento County CA River Pointe Apartments Series B (MFHR, FNMA Insured)	±§	0.16	08/15/2027	0	0	10,000,000	10,000,000	10,000,000	10,000,000
Sacramento County CA Sanitation District Financing Authority Subordinate Lien Sacramento District E (Sewer Revenue, US Bank NA LOC)	±§	0.20	12/01/2040	0	0	5,000,000	5,000,000	5,000,000	5,000,000
Sacramento County CA Sanitation District Financing Authority Subordinate Lien Sacramento Regulation C (Sewer Revenue, Credit Agricole Indosuez LOC)	±§	0.18	12/01/2030	5,000,000	5,000,000	5,050,000	5,050,000	10,050,000	10,050,000
San Bernardino CA Redevelopment Agency Silver Woods Apartments Project (Housing Revenue, FNMA Insured)	±§	0.20	05/01/2026	0	0	7,000,000	7,000,000	7,000,000	7,000,000
San Bernardino County CA COP Series A (Lease Revenue, Bank of America NA LOC)	±§	0.18	03/01/2024	0	0	6,809,000	6,809,000	6,809,000	6,809,000
San Bernardino County CA Flood Control District (Other Revenue, UBS AG LOC)	±§	0.18	08/01/2037	0	0	5,500,000	5,500,000	5,500,000	5,500,000
San Bernardino County CA MFHR Green Valley Apartments Project Series A (Housing Revenue, FNMA Insured)	±§	0.17	05/15/2029	0	0	6,115,000	6,115,000	6,115,000	6,115,000
San Bernardino County CA MFHR Sycamore Terrace Project Series A (Housing Revenue, FNMA Insured)	±§	0.17	05/15/2029	0	0	5,600,000	5,600,000	5,600,000	5,600,000
San Bernardino County CA Parkview Series A (Housing Revenue, FNMA Insured)	±§	0.17	02/15/2027	1,500,000	1,500,000	0	0	1,500,000	1,500,000
San Diego County (Lease Revenue, Allied Irish Bank plc LOC)	±§	0.35	11/01/2034	5,100,000	5,100,000	0	0	5,100,000	5,100,000
San Diego County CA Regional Transportation Community Limited Tax Series A (Sales Tax Revenue, JPMorgan Chase Bank LOC)	±§	0.18	04/01/2038	0	0	4,695,000	4,695,000	4,695,000	4,695,000
San Diego County CA Regional Transportation Community Limited Tax Series B (Sales Tax Revenue, JPMorgan Chase Bank LOC)	±§	0.17	04/01/2038	0	0	4,005,000	4,005,000	4,005,000	4,005,000
San Diego County CA Regional Transportation Community Limited Tax Series D (Sales Tax Revenue)	±§	0.35	04/01/2038	0	0	295,000	295,000	295,000	295,000
San Diego County CA Water Authority COP Series 2873 (Water Revenue, First Security Bank LOC)	±§	0.20	05/01/2013	0	0	1,545,000	1,545,000	1,545,000	1,545,000
San Francisco CA City & County Airports Commission Second Series 37C (Airport Revenue, FSA Insured)	±§	0.21	05/01/2029	0	0	6,850,000	6,850,000	6,850,000	6,850,000
San Francisco CA City & County Airports Commission Second Series 37D (Other Revenue, AGM Insured)	±§	0.21	05/01/2030	2,690,000	2,690,000	5,000,000	5,000,000	7,690,000	7,690,000
San Francisco CA City & County Airports Commission Series B (Airport Revenue)	±§	0.75	05/01/2029	845,000	845,000	4,655,000	4,655,000	5,500,000	5,500,000
San Francisco CA City & County Finance Corporation Moscone Center (Lease Revenue, State Street Bank & Trust Company LOC)	±§	0.17	04/01/2030	2,375,000	2,375,000	5,425,000	5,425,000	7,800,000	7,800,000
San Francisco CA City & County MFHR Carter Terrace Apartments Series B (MFHR, Citibank NA LOC)	±§	0.15	03/01/2036	1,990,000	1,990,000	2,645,000	2,645,000	4,635,000	4,635,000
San Francisco CA City & County RDA Fillmore Center Series B1 (Housing Revenue, FHLMC Insured)	±§	0.20	12/01/2017	7,500,000	7,500,000	40,000,000	40,000,000	47,500,000	47,500,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC)	±§	0.22	12/01/2033	0	0	6,440,000	6,440,000	6,440,000	6,440,000
San Francisco CA City & County RDA Orlando Cepeda Place Series D (MFHR, Citibank NA LOC)	±§	0.25	11/01/2033	0	0	8,925,000	8,925,000	8,925,000	8,925,000
San Francisco CA City & County Redevelopment Agency Community Facilities District # 4 (Other Revenue, Bank of America NA LOC)	±§	0.19	08/01/2032	2,640,000	2,640,000	0	0	2,640,000	2,640,000
San Francisco CA City & County Redevelopment Agency Community Facilities District Hunters Point Series A (Tax Revenue, KBC Bank NV LOC)	±§	0.18	08/01/2036	0	0	9,250,000	9,250,000	9,250,000	9,250,000
San Francisco CA City & County Redevelopment Agency MFHR Leland Polk Senior Community Series A (MFHR, Citibank NA LOC)	±§	0.15	12/01/2019	0	0	3,030,000	3,030,000	3,030,000	3,030,000
San Francisco City & County RDA Community Facilities District # 4 (Economic Development Revenue, Bank of America NA LOC)	±§	0.19	08/01/2031	2,385,000	2,385,000	0	0	2,385,000	2,385,000
San Jose CA Cinnabar Commons Series C (Housing Revenue, Bank of America NA LOC)	±§	0.17	02/01/2037	0	0	8,900,000	8,900,000	8,900,000	8,900,000
San Jose CA MFHR Raintree Apartments Series A (MFHR, FNMA Insured)	±§	0.27	02/01/2038	1,240,000	1,240,000	9,360,000	9,360,000	10,600,000	10,600,000
San Jose CA Redevelopment Agency Merged Area Redevelopment Project Series A (Property Tax Revenue, JP Morgan Chase LOC)	±§	0.15	07/01/2026	6,250,000	6,250,000	5,750,000	5,750,000	12,000,000	12,000,000
San Jose CA Redevelopment Agency Tax Allocation (Housing Revenue, Bank of New York LOC)	±§	0.15	08/01/2035	1,500,000	1,500,000	7,100,000	7,100,000	8,600,000	8,600,000
San Jose CA Turnleaf Apartments Series A (Housing Revenue, FHLMC Insured)	±§	0.22	06/01/2036	0	0	4,230,000	4,230,000	4,230,000	4,230,000
San Leandro CA Carlton Plaza Series A (MFHR, FNMA Insured)	±§	0.26	09/15/2032	2,500,000	2,500,000	0	0	2,500,000	2,500,000
San Leandro CA Parkside Commons Apartments Project (MFHR, FNMA Insured)	±§	0.18	07/15/2018	0	0	5,025,000	5,025,000	5,025,000	5,025,000
Santa Ana CA Health Facility Revenue Multi-Model Town & Country Project BNP Paribas (HCFR, Dexia Credit Local de France LOC)	±§	0.11	10/01/2020	1,840,000	1,840,000	6,660,000	6,660,000	8,500,000	8,500,000
Santa Clara CA Subseries B (Electric Plant Revenue, Dexia Credit Local de France LOC)	±§	0.19	07/01/2027	995,000	995,000	37,545,000	37,545,000	38,540,000	38,540,000
Santa Clara County CA Financing Authority Multiple Facilities Projects Series M (Lease Revenue, Bank of America NA LOC)	±§	0.18	05/15/2035	0	0	20,750,000	20,750,000	20,750,000	20,750,000
Santa Clara County CA MFHR Benton Park Center Apartments Project Series A (MFHR, FNMA Insured)	±§	0.16	12/15/2025	0	0	5,900,000	5,900,000	5,900,000	5,900,000
Santa Rosa CA Alderbrook Heights Apartments (Housing Revenue, FHLB Insured)	±§	0.20	05/01/2040	0	0	3,120,000	3,120,000	3,120,000	3,120,000
Sequoia CA University High School District (Other Revenue, First Security Bank LOC)	±§	0.20	07/01/2014	2,025,000	2,025,000	0	0	2,025,000	2,025,000
Simi Valley CA Series A (MFHR, FREDDIE MAC Insured)	±§	0.15	07/01/2023	0	0	17,695,000	17,695,000	17,695,000	17,695,000
Simi Valley CA Shadowridge Apartments Project (Housing Revenue, FHLMC Insured)	±§	0.19	09/01/2019	0	0	5,700,000	5,700,000	5,700,000	5,700,000
Southern CA Public Power Authority Project (Electric Revenue, KBC Bank NV LOC)	±§	0.18	07/01/2036	4,000,000	4,000,000	32,900,000	32,900,000	36,900,000	36,900,000
Southern CA Public Power Authority Transmission Project Revenue (Utilities Revenue, Lloyds TSB Bank plc LOC)	±§	0.20	07/01/2019	6,730,000	6,730,000	92,085,000	92,085,000	98,815,000	98,815,000
Stockton CA HCFR Series A (HCFR, Citibank NA LOC)	±§	0.13	12/01/2032	0	0	5,900,000	5,900,000	5,900,000	5,900,000
Sweetwater CA Union High School District ROCS RR II 11484 (Property Tax Revenue, First Security Bank LOC)	±§	0.23	02/01/2013	0	0	8,220,000	8,220,000	8,220,000	8,220,000
Tahoe Forest CA Hospital District Revenue (Hospital Revenue)	±§	0.13	07/01/2033	2,700,000	2,700,000	0	0	2,700,000	2,700,000
University of California (College & University Revenue, First Security Bank LOC)	±§	0.21	05/15/2032	3,440,000	3,440,000	12,460,000	12,460,000	15,900,000	15,900,000
University of California Series 2475 (Other Revenue, JPMorgan Chase LOC)	±§	0.18	05/15/2014	520,000	520,000	0	0	520,000	520,000
Upland CA Community RDA Sunset Ridge Apartments (Housing Revenue, East West Bank LOC)	±§	0.17	08/01/2037	6,000,000	6,000,000	12,000,000	12,000,000	18,000,000	18,000,000
Vacaville CA MFHR Sycamore Apartments Series A (Housing Revenue, FNMA Insured)	±§	0.17	05/15/2029	0	0	7,750,000	7,750,000	7,750,000	7,750,000
Vacaville CA Series A (Housing Revenue, FNMA Insured)	±§	0.21	07/15/2018	0	0	3,200,000	3,200,000	3,200,000	3,200,000
Walnut Creek CA Creekside Drive (Housing Revenue, FHLMC Insured)	±§	0.17	04/01/2027	0	0	3,620,000	3,620,000	3,620,000	3,620,000
Whittier CA Whittier College (College & University Revenue, Bank of America NA LOC)	±§	0.18	12/01/2038	2,000,000	2,000,000	9,900,000	9,900,000	11,900,000	11,900,000
					447,671,500		2,367,737,500		2,815,409,000
Other 0.5%
BB&T Municipal Trust (Lease Revenue, BB&T LOC)	±§	0.20	09/01/2022	0	0	8,030,000	8,030,000	8,030,000	8,030,000
BB&T Municipal Trust (Other Revenue, First Security Bank LOC)	±§	0.24	02/01/2027	2,425,000	2,425,000	6,000,000	6,000,000	8,425,000	8,425,000
					2,425,000		14,030,000		16,455,000
Puerto Rico 1.0%
Deutsche Bank Spears Lifers Trust Series DBE-627A (Sales Tax Revenue, AMBAC Insured)	±§	0.22	08/01/2049	153,000	153,000	5,331,000	5,331,000	5,484,000	5,484,000
Puerto Rico Commonwealth (Other Revenue, Wachovia Bank LOC)	±§°°	0.14	07/01/2034	0	0	11,000,000	11,000,000	11,000,000	11,000,000
Puerto Rico Commonwealth (Property Tax Revenue, Wachovia Bank LOC)	±§°°	0.14	07/01/2034	0	0	11,600,000	11,600,000	11,600,000	11,600,000
Puerto Rico Commonwealth Highway & Transportation Authority Series A (Fuel Sales Tax Revenue, Scotiabank LOC)	±§	0.02	07/01/2028	2,605,000	2,605,000	0	0	2,605,000	2,605,000
					2,758,000		27,931,000		30,689,000
Total Municipal Bonds and Notes (Cost $452,854,500, $2,409,698,500 and $2,862,553,000, respectively)					452,854,500		2,409,698,500		2,862,553,000
Total Investments (Cost $479,464,500, $2,580,658,500 and $3,060,123,000, respectively)* 99.9%					479,464,500		2,580,658,500		3,060,123,000
Other Assets and Liabilities 0.1%					264,248		1,515,153		1,779,401
Net Assets 100.0%					$479,728,748		$2,582,173,653		$3,061,902,401

±	Variable rate investments.
§	These securities are subject to a demand feature which reduces the effective maturity.
††	Securities that may be resold to “qualified institutional buyers” under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.
°°	Credit enhancement is provided by an affiliate.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments
AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Note
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Company
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Incorporated
GNMA	Government National Mortgage Association
GO	General Obligation
HCFR	Healthcare Facilities Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
IDR	Industrial Development Revenue
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance
MFHR	Multi-Family Housing Revenue
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
MUD	Municipal Utility District
PCFA	Pollution Control Finance Authority
PFOTER	Puttable Floating Option Tax Exempt Receipts
PUTTER	Puttable Tax-Exempt Receipts
RAN	Revenue Anticipation Note
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TFA	Transitional Finance Authority
Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. These inputs are summarized into three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2010, all of the Fund’s investments in securities carried at fair value were designated as Level 2 inputs. Further details on the major security types can be found in the Schedule of Investments.

See Notes to Pro Forma Combining Financial Statements

Wells Fargo Advantage California Municipal Money Market Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Statement of Assets and Liabilities - February 28, 2010 (Unaudited)

	Wells Fargo Advantage California Municipal Money Market Trust	Wells Fargo Advantage California Municipal Money Market Fund	Pro Forma Adjustments		Wells Fargo Advantage California Municipal Money Market Fund Pro Forma
Assets
Investments in unaffiliated securities at amortized cost	$479,464,500	$2,580,658,500			$3,060,123,000
Cash	85,552	10,803,806			10,889,358
Receivable for Fund shares issued	0	1,132			1,132
Receivable for investments sold	180,000	1,405,000			1,585,000
Receivables for interest	116,566	619,702			736,268
Total assets	479,846,618	2,593,488,140			3,073,334,758
Liabilities
Payable for Fund shares redeemed	0	113,538			113,538
Payable for investments purchased	0	10,700,985			10,700,985
Dividends payable	9,803	5,151			14,954
Payable to affiliates	58,628	388,312			446,940
Accrued expenses and other liabilities	49,439	106,501			155,940
Total liabilities	117,870	11,314,487			11,432,357
Total net assets	$479,728,748	$2,582,173,653			$3,061,902,401
NET ASSETS CONSIST OF
Paid-in capital	$479,729,143	$2,582,179,568			$3,061,908,711
Overdistributed net investment income	(386)	(1,037)			(1,423)
Accumulated net realized loss on investments	(9)	(4,878)			(4,887)
Total net assets	$479,728,748	$2,582,173,653			$3,061,902,401
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets	$479,728,748		(479,728,748)	A
Shares outstanding	479,716,467		(479,716,467)	B
Net asset value and offering price per share	$1.00
Net assets – Class A		$1,948,312,942			$1,948,312,942
Shares outstanding – Class A		1,948,201,819			1,948,201,819
Net asset value and offering price per share – Class A		$1.00			$1.00
Net assets – Institutional Class		$236,353,047	479,728,748	A	$716,081,795
Shares outstanding – Institutional Class		236,373,718	479,716,467	B	716,090,185
Net asset value and offering price per share – Institutional Class		$1.00			$1.00
Net assets – Service Class		$397,507,664			$397,507,664
Shares outstanding – Service Class		397,551,487			397,551,487
Net asset value and offering price per share – Service Class		$1.00			$1.00
[1]	Each Fund has an unlimited number of authorized shares.

A - Reflects the merger of target fund into Institutional Class of the surviving fund.

B - Reflects the impact of converting shares of the target fund into shares of the surviving fund.

See Notes to Pro Forma Combining Financial Statements.

Wells Fargo Advantage California Municipal Money Market Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Statement of Operations - For the Twelve Months ended February 28, 2010 (Unaudited)

	Wells Fargo Advantage California Municipal Money Market Trust	Wells Fargo Advantage California Municipal Money Market Fund	Pro Forma Adjustments		Wells Fargo Advantage California Municipal Money Market Fund Pro Forma
Investment income
Interest	$2,384,847	$14,174,471			$16,559,318
Expenses
Advisory fees	0	8,873,354	(5,177,658)	A	3,695,696
Administration fees
Fund level	934,457	1,568,007	(654,616)	A	1,847,848
Class A	NA	5,028,594			5,028,594
Institutional Class	NA	270,391	441,854	B	712,245
Service Class	NA	614,762			614,762
Custody fees	98,527	565,381	(589,994)	A	73,914
Shareholder servicing fees
Class A	NA	5,686,531	42,103	B	5,728,634
Service Class	NA	1,275,842	9,001	B	1,284,843
Accounting fees	44,460	176,790	(82,661)	A	138,589
Professional fees	24,265	46,863	(16,039)	C	55,089
Registration fees	588	11,090	1,359	D	13,037
Shareholder reports	25,933	147,424	(43,339)	C	130,018
Trustee fees	16,578	16,578	(13,668)	C	19,488
Temporary guarantee program fee	158,254	1,072,457			1,230,711
Other fees and expenses	3,966	72,606	8,779	D	85,351
Total expenses	1,307,028	25,426,670	(6,074,881)		20,658,817
Less
Waived fees and/or reimbursed expenses	(56,665)	(12,698,317)	6,194,049	E	(6,560,933)
Net expenses	1,250,363	12,728,353	119,168		14,097,884
Net investment income	1,134,484	1,446,118	(119,168)		2,461,434
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	280	(4,878)			(4,598)
Net increase (decrease) in net assets resulting from operations	$1,134,764	$1,441,240	(119,168)		$2,456,836
A	Reflects a decrease based on the surviving fund’s fee schedule and the average net assets of the combined surviving fund.
B	Reflects an increase based on the surviving fund’s fee schedule and the class level average net assets in the combined surviving fund.
C	Reflects a savings resulting from the elimination of duplicate fees of the individual funds.
D	Reflects an increase based on the expected fixed costs of the combined surviving fund
E	Reflects an adjustment for fee waivers and expense reimbursements necessary for the combined surviving fund.

See Notes to Pro Forma Combining Financial Statements.

Wells Fargo Advantage California Municipal Money Market Fund

Notes to Pro Forma Combining Financial Statements (Unaudited)

February 28, 2010

1.	BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Statement of Assets and Liabilities, including the unaudited Pro Forma Combining Portfolio of Investments and the related unaudited Pro Forma Combining Statement of Operations (“Pro Forma Statements”), reflect the accounts of Wells Fargo Advantage California Municipal Money Market Trust and Wells Fargo Advantage California Municipal Money Market Fund (each, a “Fund”) at February 28, 2010 and for the twelve months then ended.

The Pro Forma Statements assumes the effectiveness of the proposed Agreement and Plan of Reorganization (the “Reorganization”) to be submitted to shareholders of Wells Fargo Advantage California Municipal Money Market Trust. The Reorganization provides for the acquisition of all the assets and all the liabilities of Wells Fargo Advantage California Municipal Money Market Trust by Wells Fargo Advantage California Municipal Money Market Fund, in a tax-free exchange for shares of Wells Fargo Advantage California Municipal Money Market Fund at net asset value. As a result of the Reorganization, shareholders of Wells Fargo Advantage California Municipal Money Market Trust would become shareholders of Institutional Class of Wells Fargo Advantage California Municipal Money Market Fund.

The Reorganization will be accounted for as a tax-free merger of investment companies. The unaudited Statement of Assets and Liabilities and the related Portfolio of Investments of Wells Fargo Advantage California Municipal Money Market Fund and Wells Fargo Advantage California Municipal Money Market Trust have been combined in the unaudited Pro Forma Combining Statement of Assets and Liabilities and unaudited Pro Forma Combining Portfolio of Investments as though the combination had been effective on February 28, 2010. The unaudited Pro Forma Combining Statement of Operations reflects the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented based on contractual obligations of the combined surviving fund. See Note 5 – Pro Forma Operating Expenses.

Following the Reorganization, Wells Fargo Advantage California Municipal Money Market Fund will be the accounting and performance survivor.

The information contained herein is based on the experience of each Fund for the period then ended and is designed to permit shareholders of each Fund to evaluate the financial effect of the proposed Reorganization. The expenses of Wells Fargo Advantage California Municipal Money Market Trust in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne by Wells Fargo Funds Management, LLC (“Funds Management”). It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of Wells Fargo Advantage California Money Market Fund. As of February 28, 2010, securities held by Wells Fargo Advantage California Municipal Money Market Trust would comply with the compliance guidelines and investment restrictions of by Wells Fargo Advantage California Municipal Money Market Fund.

The accompanying unaudited Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund included or incorporated by reference in the Statement of Additional Information.

Management has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses in the preparation of these unaudited Pro Forma Statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates and assumptions.

2.	VALUATION OF SECURITIES

As permitted under Rule 2a-7 of the 1940 Act, securities of sufficient credit quality are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

3.	FEDERAL TAXES

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code and distributed taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers), sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required.

If the Reorganization is consummated, the combined Wells Fargo Advantage California Municipal Money Market Fund would seek to continue to qualify as a regulated investment company, if such qualification is in the best interests of shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. In addition, Wells Fargo Advantage California Municipal Money Market Trust and Wells Fargo Advantage California Municipal Money Market Fund will make any required income or capital gain distributions prior to consummation of this Reorganization, in accordance with provisions of the Code relating to tax-free reorganizations of investment companies. Accordingly, no provision for federal income taxes is required.

As of February 28, 2010, Wells Fargo Advantage California Municipal Money Market Fund had $4,878 in capital loss carryforwards expiring in 2018.

The identified cost of investments for the Funds will not change substantially for both financial accounting and federal income tax purposes as a result of the Reorganization.

4.	CAPITAL SHARES

The Pro Forma net asset values per share assume the issuance of shares of Wells Fargo Advantage California Municipal Money Market Fund that would have been issued at February 28, 2010 in connection with the proposed Reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of Wells Fargo Advantage California Municipal Money Market Trust to be acquired as of February 28, 2010, divided by the net asset value per share of the shares of Wells Fargo Advantage California Municipal Money Market Fund as of February 28, 2010. The pro forma number of shares outstanding by class for the combined fund consists of the following at February 28, 2010:

Class of Shares	Shares of Wells Fargo Advantage California Municipal Money Market Fund Pre-Reorganization	Additional Shares Assumed Issued In Reorganization	Total Outstanding Shares After Reorganization
Class A	1,948,201,819	0	1,948,201,819
Institutional Class	236,373,718	479,716,467	716,090,185
Service Class	397,551,487	0	397,551,487
5.	PRO FORMA OPERATING EXPENSES

The unaudited Pro Forma Combining Statement of Operations reflects the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented. In the unaudited Pro Forma Combining Statement of Operations for the twelve month period ending February 28, 2010, certain expenses have been adjusted to reflect the expected expenses of the combined entity. The combined pro forma expenses were calculated by applying the expense rates of the combined entity to the aggregate average net assets of Wells Fargo Advantage California Municipal Money Market Fund and Wells Fargo Advantage California Municipal Money Market Trust for the twelve months ended February 28, 2010. The adjustments reflect those amounts needed to adjust the combined expenses to these rates. Non-asset based expenses were calculated by applying a ratio to the combined expense item for the twelve months ended February 28, 2010 based on the ratio of that expense item to the total expenses of Wells Fargo Advantage California Municipal Money Market Fund.

From time to time, advisory fees and/or other expenses may be waived and/or reimbursed either voluntarily or contractually in order to limit operating expenses. These waivers and/or reimbursements, if any, are reflected for each Fund. The combined pro forma expenses reflect any adjustments necessary to limit operating expenses for the Pro Forma combined fund.

6.	CONCENTRATION OF RISK

The Funds invest a substantial portion of their assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

7.	TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

During the year ended February 28, 2010, each Fund participated in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”) which expired on September 18, 2009. The Program guaranteed the net asset value of certain shares of money market funds as of September 19, 2008. The Program applied only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund’s market value per share fell below $0.995 on any day while the Program was in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 were eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program was the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee is triggered.

Each Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008. The annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.023% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. Prior to May 1, 2009, the annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.022% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995.

These unaudited Pro Forma Combining Financial Statements relate specifically to the proposed transfer of the assets and liabilities of Wells Fargo Advantage Money Market Trust to Wells Fargo Advantage Cash Investment Money Market Fund, in exchange for shares of Wells Fargo Advantage Cash Investment Money Market Fund. The period presented covers the period from March 1, 2009 through February 28, 2010 and reflects financial information assuming the mergers take place.
Wells Fargo Advantage Cash Investment Money Market Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Portfolio of Investments - February 28, 2010 (unaudited)

			Wells Fargo Advantage Money Market Trust		Wells Fargo Advantage Cash Investment Money Market Fund		Wells Fargo Advantage Cash Investment Money Market Fund Pro Forma
	Interest Rate	Maturity Date	Principal Amount	Value	Principal Amount	Value	Principal Amount	Value
Agency Notes - Interest Bearing: 0.3%
FHLMC±§	0.15%	2/2/2012	$7,000,000	$6,989,148	$53,000,000	$52,917,834	$60,000,000	$59,906,982
Total Agency Notes - Interest Bearing (Cost $6,989,148, $52,917,834 and $59,906,982, respectively)
Bankers Acceptance Notes: 0.3%
Domestic Banks:
Bank of America NA^	0.19	3/17/2010	1,000,000	999,911	0	0	1,000,000	999,911
Bank of America NA^	0.19	3/18/2010	2,000,000	1,999,811	0	0	2,000,000	1,999,811
Bank of America NA^	0.20	3/17/2010	0	0	5,000,000	4,999,556	5,000,000	4,999,556
Bank of America NA^	0.20	3/18/2010	0	0	16,000,000	15,998,489	16,000,000	15,998,489
Bank of America NA^	0.32	8/20/2010	2,000,000	1,996,942	3,000,000	2,995,413	5,000,000	4,992,355
Bank of America NA^	0.32	8/23/2010	1,000,000	998,444	0	0	1,000,000	998,444
Bank of America NA^	0.32	8/18/2010	0	0	1,839,446	1,836,666	1,839,446	1,836,666
Bank of America NA^	0.33	5/24/2010	2,000,000	1,998,460	10,000,000	9,992,253	12,000,000	11,990,713
Bank of America NA^	0.35	5/18/2010	0	0	2,000,000	1,998,483	2,000,000	1,998,483
Bank of America NA^	0.37	4/8/2010	0	0	12,264,900	12,259,943	12,264,900	12,259,943
Bank of America NA^	0.39	4/8/2010	6,000,000	5,997,467	0	0	6,000,000	5,997,467
Total Bankers Acceptance Notes (Cost $13,991,035, $50,080,803 and $64,071,838, respectively)				13,991,035		50,080,803		64,071,838
Certificates of Deposit: 10.1%
Abbey National Treasury Services±	0.26	2/14/2011	26,000,000	26,000,000	0	0	26,000,000	26,000,000
Abbey National Treasury Services±	0.27	12/10/2010	5,000,000	5,000,000	48,000,000	48,000,000	53,000,000	53,000,000
Abbey National Treasury Services±	0.50	5/5/2010	5,000,000	5,001,950	0	0	5,000,000	5,001,950
Acts Retirement Life Communities Incorporated	0.23	3/10/2010	2,000,000	1,999,875	19,000,000	18,998,813	21,000,000	20,998,688
Allied Irish Banks North America Incorporated±††	0.25	3/3/2010	10,000,000	10,000,000	80,000,000	80,000,000	90,000,000	90,000,000
Banco Bilbao Vizcaya (London)	0.30	3/16/2010	0	0	140,000,000	140,000,291	140,000,000	140,000,291
Banco Bilbao Vizcaya (London)††	0.18	3/18/2010	18,000,000	17,998,385	100,000,000	99,991,028	118,000,000	117,989,413
Banco Bilbao Vizcaya Argentaria (London)††	0.29	4/22/2010	0	0	50,000,000	49,978,333	50,000,000	49,978,333
Banco Bilbao Vizcaya Argentaria (New York)	0.23	4/12/2010	15,000,000	15,000,000	72,000,000	72,000,000	87,000,000	87,000,000
Barclays Bank plc (New York)±	0.48	1/19/2011	13,000,000	13,000,000	49,500,000	49,500,000	62,500,000	62,500,000
Barclays Bank plc (New York)±	0.78	11/8/2010	12,000,000	12,000,000	43,000,000	43,000,000	55,000,000	55,000,000
Barclays Bank plc (New York)±	1.00	6/24/2010	5,000,000	5,000,000	112,500,000	112,500,000	117,500,000	117,500,000
BNP Paribas Euro CD	0.23	4/12/2010	3,000,000	3,000,035	32,000,000	32,000,373	35,000,000	35,000,408
Calyon (New York)	0.25	6/2/2010	8,000,000	8,000,000	15,000,000	14,999,999	23,000,000	22,999,999
Calyon (New York)	0.55	3/22/2010	10,000,000	10,000,291	54,600,000	54,601,586	64,600,000	64,601,877
Calyon (New York)±	0.29	6/29/2010	0	0	18,000,000	17,988,823	18,000,000	17,988,823
Dexia Credit Local SA	0.95	5/12/2010	2,000,000	2,002,832	8,000,000	8,011,328	10,000,000	10,014,160
Dexia Delaware	1.00	3/1/2010	8,000,000	8,000,000	81,000,000	81,000,000	89,000,000	89,000,000
Lloyds TSB Bank plc (New York)±	0.35	5/10/2010	9,000,000	9,000,000	75,000,000	75,000,000	84,000,000	84,000,000
Lloyds TSB Bank plc (New York)±	0.46	11/12/2010	16,000,000	16,000,000	102,500,000	102,500,000	118,500,000	118,500,000
Lloyds TSB Bank plc (New York)±	0.50	7/26/2010	16,000,000	16,000,000	150,000,000	150,000,000	166,000,000	166,000,000
Natixis Commercial Paper Corporation	0.28	4/5/2010	0	0	19,000,000	19,000,000	19,000,000	19,000,000
Natixis Commercial Paper Corporation	0.30	3/2/2010	0	0	67,000,000	67,000,000	67,000,000	67,000,000
Natixis Commercial Paper Corporation††	0.28	4/5/2010	3,000,000	3,000,000	0	0	3,000,000	3,000,000
Nordea Bank Finland (New York)	1.86	4/28/2010	30,000,000	30,071,474	0	0	30,000,000	30,071,474
Rabobank Nederland NV (New York)±	0.23	10/19/2010	15,000,000	15,000,000	29,000,000	29,000,000	44,000,000	44,000,000
Rabobank Nederland NV (New York)±	0.23	1/6/2011	2,000,000	2,000,000	21,000,000	21,000,000	23,000,000	23,000,000
Rabobank Nederland NV (New York)±	0.23	1/7/2011	5,000,000	5,000,000	24,000,000	24,000,000	29,000,000	29,000,000
Royal Bank Scotland plc (Connecticut)±	0.84	7/16/2010	19,000,000	19,000,000	130,000,000	130,000,000	149,000,000	149,000,000
Societe Generale (New York)±	0.10	4/5/2010	19,000,000	19,000,000	162,000,000	162,000,000	181,000,000	181,000,000
Societe Generale (New York)±§	0.55	5/5/2011	14,000,000	14,000,000	47,000,000	47,000,000	61,000,000	61,000,000
Unicredit S.p.A (New York)	0.27	5/4/2010	0	0	130,000,000	130,000,000	130,000,000	130,000,000
Total Certificates of Deposit (Cost $290,074,842, $1,879,070,574 and $2,169,145,416, respectively)				290,074,842		1,879,070,574		2,169,145,416
Commercial Paper: 59.5%
Allied Irish Banks North America Incorporated††^	0.13	3/2/2010	2,000,000	1,999,986	20,000,000	19,999,861	22,000,000	21,999,847
Allied Irish Banks North America Incorporated††^	0.20	3/4/2010	7,000,000	6,999,848	55,000,000	54,998,808	62,000,000	61,998,656
Allied Irish Banks North America Incorporated††^	0.21	3/5/2010	6,000,000	5,999,827	44,000,000	43,998,729	50,000,000	49,998,556
Amstel Funding Corporation††(p)^	0.00	3/1/2010	6,000,000	6,000,000	43,000,000	43,000,000	49,000,000	49,000,000
Amstel Funding Corporation††(p)^	0.01	3/16/2010	0	0	57,000,000	56,985,750	57,000,000	56,985,750
Amstel Funding Corporation††(p)^	0.49	3/4/2010	3,000,000	2,999,838	24,000,000	23,998,700	27,000,000	26,998,538
Amstel Funding Corporation††(p)^	0.56	3/15/2010	6,000,000	5,998,600	27,000,000	26,993,700	33,000,000	32,992,300
Amstel Funding Corporation††(p)^	0.56	3/16/2010	8,000,000	7,998,000	0	0	8,000,000	7,998,000
Amstel Funding Corporation††(p)^	0.57	3/17/2010	6,000,000	5,998,400	49,000,000	48,986,933	55,000,000	54,985,333
Amstel Funding Corporation††(p)^	0.57	3/18/2010	0	0	63,000,000	62,982,150	63,000,000	62,982,150
Amstel Funding Corporation††(p)^	0.57	3/18/2010	3,000,000	2,999,150	0	0	3,000,000	2,999,150
Amstel Funding Corporation††(p)^	0.79	4/30/2010	15,000,000	14,980,000	120,000,000	119,840,000	135,000,000	134,820,000
Amsterdam Funding Corporation††(p)^	0.16	3/18/2010	9,000,000	8,999,278	0	0	9,000,000	8,999,278
Amsterdam Funding Corporation††(p)^	0.15	3/22/2010	2,000,000	1,999,813	18,000,000	17,998,320	20,000,000	19,998,133
Amsterdam Funding Corporation††(p)^	0.17	3/25/2010	1,000,000	999,880	17,000,000	16,997,960	18,000,000	17,997,840
Amsterdam Funding Corporation††(p)^	0.18	4/7/2010	1,000,000	999,815	13,000,000	12,997,595	14,000,000	13,997,410
Amsterdam Funding Corporation††(p)^	0.19	4/19/2010	7,000,000	6,998,190	60,000,000	59,984,483	67,000,000	66,982,673
Amsterdam Funding Corporation††(p)^	0.20	5/3/2010	1,000,000	999,650	19,000,000	18,993,350	20,000,000	19,993,000
Anglo Irish Bank Corporation Limited††^	0.17	3/3/2010	12,000,000	11,999,833	96,000,000	95,998,667	108,000,000	107,998,500
Antalis US Funding Corporation††(p)^	0.14	3/5/2010	1,000,000	999,980	9,000,000	8,999,820	10,000,000	9,999,800
Antalis US Funding Corporation††(p)^	0.17	3/8/2010	1,000,000	999,963	8,000,000	7,999,704	9,000,000	8,999,667
Antalis US Funding Corporation††(p)^	0.17	3/9/2010	4,000,000	3,999,831	57,000,000	56,997,593	61,000,000	60,997,424
Antalis US Funding Corporation††(p)^	0.17	3/17/2010	0	0	14,000,000	13,998,880	14,000,000	13,998,880
Antalis US Funding Corporation††(p)^	0.17	3/24/2010	1,000,000	999,885	19,000,000	18,997,815	20,000,000	19,997,700
Antalis US Funding Corporation††(p)^	0.20	4/16/2010	0	0	9,000,000	8,997,700	9,000,000	8,997,700
Antalis US Funding Corporation††(p)^	0.20	3/8/2010	1,000,000	999,961	14,000,000	13,999,456	15,000,000	14,999,417
Antalis US Funding Corporation††(p)^	0.21	4/8/2010	3,000,000	2,999,303	0	0	3,000,000	2,999,303
Antalis US Funding Corporation††(p)^	0.21	4/13/2010	0	0	14,800,000	14,796,288	14,800,000	14,796,288
Antalis US Funding Corporation††(p)^	0.21	4/23/2010	1,300,000	1,299,598	8,000,000	7,997,527	9,300,000	9,297,125
Antalis US Funding Corporation††(p)^	0.22	4/8/2010	2,000,000	1,999,536	27,000,000	26,993,508	29,000,000	28,993,044
Antalis US Funding Corporation††(p)^	0.22	4/12/2010	1,000,000	999,743	5,000,000	4,998,717	6,000,000	5,998,460
ANZ National (International) Limited±††	0.32	1/11/2011	16,000,000	16,000,000	60,000,000	60,000,000	76,000,000	76,000,000
ANZ National (International) Limited±††	0.38	10/20/2010	9,000,000	9,000,000	40,000,000	40,000,000	49,000,000	49,000,000
Arabella Finance LLC††(p)^	0.47	3/18/2010	1,025,000	1,024,758	24,000,000	23,994,334	25,025,000	25,019,092
Arabella Finance LLC††(p)^	0.52	5/18/2010	0	0	27,000,000	26,969,580	27,000,000	26,969,580
Arabella Finance LLC††(p)^	0.53	5/19/2010	2,000,000	1,997,674	0	0	2,000,000	1,997,674
Arabella Finance LLC††(p)^	0.53	5/24/2010	2,000,000	1,997,527	6,000,000	5,992,580	8,000,000	7,990,107
ASB Finance Limited (London)±††	0.33	1/10/2011	7,000,000	7,000,000	30,000,000	30,000,000	37,000,000	37,000,000
ASB Finance Limited (London)±††	0.33	1/12/2011	7,000,000	6,999,695	30,000,000	29,998,694	37,000,000	36,998,389
ASB Finance Limited (London)±††	0.36	12/8/2010	6,000,000	6,000,482	42,000,000	42,003,375	48,000,000	48,003,857
ASB Finance Limited (London)±††	0.36	12/13/2010	6,000,000	6,000,479	41,000,000	41,003,274	47,000,000	47,003,753
ASB Finance Limited (London)±††	0.47	3/8/2010	3,000,000	2,999,685	36,000,000	35,996,220	39,000,000	38,995,905
ASB Finance Limited (London)±††	0.78	6/16/2010	0	0	175,000,000	175,000,000	175,000,000	175,000,000
ASB Finance Limited (London)±††	0.80	7/9/2010	0	0	30,000,000	30,000,000	30,000,000	30,000,000
Aspen Funding Corporation††(p)^	0.17	3/17/2010	4,000,000	3,999,680	0	0	4,000,000	3,999,680
Aspen Funding Corporation††(p)^	0.20	4/28/2010	2,000,000	1,999,356	14,000,000	13,995,489	16,000,000	15,994,845
Atlantic Asset Securitization Corporation^††(p)	0.15	3/10/2010	2,000,000	1,999,915	0	0	2,000,000	1,999,915
Atlantic Asset Securitization Corporation^††(p)	0.17	3/11/2010	0	0	18,000,000	17,999,150	18,000,000	17,999,150
Atlantic Asset Securitization Corporation^††(p)	0.18	3/18/2010	2,000,000	1,999,821	22,000,000	21,998,026	24,000,000	23,997,847
Atlantic Asset Securitization Corporation^††(p)	0.19	4/9/2010	0	0	35,500,000	35,492,693	35,500,000	35,492,693
Atlantic Asset Securitization Corporation^††(p)	0.19	4/14/2010	0	0	18,000,000	17,995,820	18,000,000	17,995,820
Atlantic Asset Securitization Corporation^††(p)	0.19	4/8/2010	3,000,000	2,999,367	0	0	3,000,000	2,999,367
Atlantic Asset Securitization Corporation^††(p)	0.20	4/8/2010	0	0	24,000,000	23,994,933	24,000,000	23,994,933
Atlantic Asset Securitization Corporation^††(p)	0.20	5/21/2010	1,000,000	999,550	23,062,000	23,051,622	24,062,000	24,051,172
Atlantis One Funding Corporation^††(p)	0.20	3/9/2010	0	0	47,000,000	46,997,598	47,000,000	46,997,598
Atlantis One Funding Corporation^††(p)	0.23	3/11/2010	0	0	81,000,000	80,994,825	81,000,000	80,994,825
Autobahn Funding Company LLC††(p)^	0.00	3/1/2010	5,000,000	5,000,000	36,000,000	36,000,000	41,000,000	41,000,000
Autobahn Funding Company LLC††(p)^	0.14	3/2/2010	2,000,000	1,999,985	0	0	2,000,000	1,999,985
Autobahn Funding Company LLC††(p)^	0.21	3/18/2010	9,850,000	9,848,977	0	0	9,850,000	9,848,977
Autobahn Funding Company LLC††(p)^	0.24	3/30/2010	0	0	2,500,000	2,499,497	2,500,000	2,499,497
Autobahn Funding Company LLC††(p)^	0.26	4/5/2010	1,000,000	999,738	7,000,000	6,998,163	8,000,000	7,997,901
Autobahn Funding Company LLC††(p)^	0.27	5/17/2010	0	0	10,000,000	9,994,225	10,000,000	9,994,225
Autobahn Funding Company LLC††(p)^	0.27	5/10/2010	1,000,000	999,475	8,000,000	7,995,800	9,000,000	8,995,275
Bank of Nova Scotia^	0.18	4/14/2010	8,000,000	7,998,240	69,420,000	69,404,728	77,420,000	77,402,968
Barclays US Funding LLC^	0.00	3/1/2010	0	0	100,000,000	100,000,000	100,000,000	100,000,000
Barton Capital Corporation††(p)^	0.17	4/6/2010	3,274,000	3,273,443	28,000,000	27,995,240	31,274,000	31,268,683
Barton Capital Corporation††(p)^	0.19	4/16/2010	2,000,000	1,999,514	13,000,000	12,996,844	15,000,000	14,996,358
Beethoven Funding Corporation^††(p)	0.15	3/2/2010	0	0	3,000,000	2,999,975	3,000,000	2,999,975
Beethoven Funding Corporation^††(p)	0.20	3/3/2010	1,000,000	999,983	10,000,000	9,999,833	11,000,000	10,999,816
Beethoven Funding Corporation^††(p)	0.23	3/4/2010	1,000,000	999,975	4,000,000	3,999,900	5,000,000	4,999,875
Beethoven Funding Corporation^††(p)	0.24	3/5/2010	3,000,000	2,999,900	24,000,000	23,999,200	27,000,000	26,999,100
Belmont Funding LLC††(p)^	0.23	3/3/2010	3,000,000	2,999,942	21,000,000	20,999,592	24,000,000	23,999,534
BGL BNP Paribas SA^	0.23	4/14/2010	0	0	94,000,000	93,973,576	94,000,000	93,973,576
BGL BNP Paribas SA^	0.23	4/21/2010	0	0	9,000,000	8,997,068	9,000,000	8,997,068
BNZ International Funding^††	0.20	3/4/2010	0	0	19,000,000	18,999,588	19,000,000	18,999,588
BNZ International Funding^††	0.29	4/9/2010	0	0	33,000,000	32,989,275	33,000,000	32,989,275
BPCE SA††^	0.24	3/30/2010	21,000,000	20,995,771	120,000,000	119,975,833	141,000,000	140,971,604
BPCE SA††^	0.24	4/6/2010	4,000,000	3,999,000	33,000,000	32,991,750	37,000,000	36,990,750
BPCE SA††^	0.24	5/13/2010	0	0	8,000,000	7,996,026	8,000,000	7,996,026
CAFCO LLC††(p)^	0.17	3/22/2010	1,000,000	999,895	6,000,000	5,999,370	7,000,000	6,999,265
CAFCO LLC††(p)^	0.20	5/3/2010	9,000,000	8,996,850	27,000,000	26,990,250	36,000,000	35,987,100
Cancara Asset Securitisation LLC††(p)^	0.22	5/11/2010	2,000,000	1,999,132	0	0	2,000,000	1,999,132
Cancara Asset Securitisation LLC††(p)^	0.17	3/8/2010	0	0	6,000,000	5,999,767	6,000,000	5,999,767
Cancara Asset Securitisation LLC††(p)^	0.18	3/8/2010	1,000,000	999,961	0	0	1,000,000	999,961
Cancara Asset Securitisation LLC††(p)^	0.18	3/11/2010	9,000,000	8,999,500	59,000,000	58,996,722	68,000,000	67,996,222
Cancara Asset Securitisation LLC††(p)^	0.19	3/15/2010	2,000,000	1,999,844	15,000,000	14,998,833	17,000,000	16,998,677
Cancara Asset Securitisation LLC††(p)^	0.19	3/18/2010	0	0	28,000,000	27,997,356	28,000,000	27,997,356
Cancara Asset Securitisation LLC††(p)^	0.19	3/22/2010	5,000,000	4,999,417	20,000,000	19,997,667	25,000,000	24,997,084
Cancara Asset Securitisation LLC††(p)^	0.19	3/23/2010	4,000,000	3,999,511	30,000,000	29,996,333	34,000,000	33,995,844
Cancara Asset Securitisation LLC††(p)^	0.21	4/7/2010	1,000,000	999,774	15,000,000	14,996,608	16,000,000	15,996,382
Cancara Asset Securitisation LLC††(p)^	0.22	3/30/2010	11,000,000	10,997,962	0	0	11,000,000	10,997,962
Cancara Asset Securitisation LLC††(p)^	0.22	5/11/2010	0	0	30,000,000	29,986,983	30,000,000	29,986,983
Cancara Asset Securitisation LLC††(p)^	0.22	5/12/2010	9,000,000	8,996,040	59,000,000	58,974,040	68,000,000	67,970,080
Cancara Asset Securitisation LLC††(p)^	0.22	5/18/2010	1,000,000	999,523	6,000,000	5,997,140	7,000,000	6,996,663
Cancara Asset Securitisation LLC††(p)^	0.22	5/20/2010	5,000,000	4,997,556	36,000,000	35,982,400	41,000,000	40,979,956
Cancara Asset Securitisation LLC††(p)^	0.23	3/10/2010	0	0	3,750,000	3,749,756	3,750,000	3,749,756
Cancara Asset Securitisation LLC††(p)^	0.23	4/5/2010	2,000,000	1,999,533	16,000,000	15,996,267	18,000,000	17,995,800
Cancara Asset Securitisation LLC††(p)^	0.23	4/19/2010	1,000,000	999,687	43,000,000	42,986,539	44,000,000	43,986,226
Cancara Asset Securitisation LLC††(p)^	0.26	3/12/2010	0	0	38,000,000	37,996,749	38,000,000	37,996,749
Charta LLC^††(p)	0.20	3/9/2010	0	0	18,000,000	17,999,040	18,000,000	17,999,040
Charta LLC^††(p)	0.21	3/9/2010	3,000,000	2,999,840	0	0	3,000,000	2,999,840
Charta LLC^††(p)	0.19	4/7/2010	4,000,000	3,999,178	23,000,000	22,995,272	27,000,000	26,994,450
Charta LLC^††(p)	0.20	4/12/2010	2,000,000	1,999,533	14,000,000	13,996,733	16,000,000	15,996,266
Charta LLC^††(p)	0.20	4/13/2010	0	0	42,000,000	41,989,967	42,000,000	41,989,967
Charta LLC^††(p)	0.19	4/19/2010	2,000,000	1,999,483	22,000,000	21,994,311	24,000,000	23,993,794
Charta LLC^††(p)	0.20	5/3/2010	5,000,000	4,998,250	27,000,000	26,990,550	32,000,000	31,988,800
Charta LLC^††(p)	0.20	5/6/2010	0	0	35,000,000	34,987,167	35,000,000	34,987,167
Charta LLC^††(p)	0.20	5/12/2010	0	0	18,000,000	17,992,800	18,000,000	17,992,800
Ciesco LLC^††(p)	0.19	4/13/2010	0	0	39,500,000	39,491,036	39,500,000	39,491,036
Ciesco LLC^††(p)	0.19	4/5/2010	3,750,000	3,749,271	23,000,000	22,995,528	26,750,000	26,744,799
Ciesco LLC^††(p)	0.20	5/4/2010	0	0	30,000,000	29,989,333	30,000,000	29,989,333
Ciesco LLC^††(p)	0.20	5/3/2010	4,000,000	3,998,600	0	0	4,000,000	3,998,600
Ciesco LLC^††(p)	0.20	5/5/2010	0	0	27,000,000	26,990,250	27,000,000	26,990,250
Ciesco LLC^††(p)	0.20	5/20/2010	1,000,000	999,556	4,000,000	3,998,222	5,000,000	4,997,778
Ciesco LLC^††(p)	0.20	5/25/2010	1,000,000	999,528	28,000,000	27,986,778	29,000,000	28,986,306
Ciesco LLC^††(p)	0.20	5/26/2010	1,000,000	999,522	28,000,000	27,986,622	29,000,000	28,986,144
Citibank Credit Card Issuance Trust^††(p)	0.00	3/1/2010	0	0	6,000,000	6,000,000	6,000,000	6,000,000
Citibank Credit Card Issuance Trust^††(p)	0.12	3/2/2010	0	0	16,750,000	16,749,884	16,750,000	16,749,884
Citibank Credit Card Issuance Trust^††(p)	0.13	3/2/2010	3,000,000	2,999,979	0	0	3,000,000	2,999,979
Citibank Credit Card Issuance Trust^††(p)	0.16	3/4/2010	0	0	100,000,000	99,997,917	100,000,000	99,997,917
Citibank Credit Card Issuance Trust^††(p)	0.15	3/5/2010	40,000,000	39,999,145	0	0	40,000,000	39,999,145
Citibank Credit Card Issuance Trust^††(p)	0.16	3/5/2010	0	0	110,000,000	109,997,628	110,000,000	109,997,628
Citibank Credit Card Issuance Trust^††(p)	0.20	3/5/2010	0	0	50,000,000	49,998,611	50,000,000	49,998,611
Citibank Credit Card Issuance Trust^††(p)	0.17	3/8/2010	2,000,000	1,999,926	7,000,000	6,999,741	9,000,000	8,999,667
Citibank Credit Card Issuance Trust^††(p)	0.20	4/5/2010	0	0	9,000,000	8,998,163	9,000,000	8,998,163
Clipper Receivables Company LLC^††(p)	0.23	3/25/2010	0	0	25,000,000	24,996,000	25,000,000	24,996,000
Clipper Receivables Company LLC^††(p)	0.22	4/23/2010	3,000,000	2,999,028	97,000,000	96,968,583	100,000,000	99,967,611
Commonwealth Bank of Australia^††	0.20	5/10/2010	0	0	19,000,000	18,992,611	19,000,000	18,992,611
Concord Minutemen Capital Company††(p)	0.00	3/1/2010	2,000,000	2,000,000	16,000,000	16,000,000	18,000,000	18,000,000
Concord Minutemen Capital Company^††(p)	0.33	3/3/2010	20,000,000	19,999,444	58,650,000	58,648,371	78,650,000	78,647,815
Concord Minutemen Capital Company††(p)	0.44	4/15/2010	1,000,000	999,438	49,500,000	49,472,156	50,500,000	50,471,594
Concord Minutemen Capital Company††(p)	0.44	4/21/2010	1,000,000	999,363	9,000,000	8,994,263	10,000,000	9,993,626
Concord Minutemen Capital Company††(p)	0.44	5/5/2010	1,000,000	999,188	16,000,000	15,987,000	17,000,000	16,986,188
Concord Minutemen Capital Company††(p)	0.44	5/10/2010	1,000,000	999,125	3,000,000	2,997,375	4,000,000	3,996,500
Concord Minutemen Capital Company^††(p)	0.45	5/19/2010	0	0	42,000,000	41,958,525	42,000,000	41,958,525
CRC Funding LLC††(p)^	0.19	4/14/2010	3,000,000	2,999,303	33,000,000	32,992,337	36,000,000	35,991,640
CRC Funding LLC††(p)^	0.19	4/15/2010	0	0	3,000,000	2,999,288	3,000,000	2,999,288
CRC Funding LLC††(p)^	0.19	4/16/2010	1,000,000	999,757	21,000,000	20,994,902	22,000,000	21,994,659
CRC Funding LLC††(p)^	0.19	4/27/2010	0	0	2,000,000	1,999,398	2,000,000	1,999,398
CRC Funding LLC††(p)^	0.20	4/9/2010	3,000,000	2,999,350	34,000,000	33,992,633	37,000,000	36,991,983
CRC Funding LLC††(p)^	0.20	4/13/2010	5,000,000	4,998,806	22,000,000	21,994,744	27,000,000	26,993,550
CRC Funding LLC††(p)^	0.20	4/28/2010	5,000,000	4,998,389	19,000,000	18,993,878	24,000,000	23,992,267
CRC Funding LLC††(p)^	0.20	5/3/2010	6,000,000	5,997,900	15,000,000	14,994,750	21,000,000	20,992,650
Crown Point Capital Company††(p)^	0.44	4/9/2010	9,000,000	8,995,613	89,500,000	89,456,369	98,500,000	98,451,982
Crown Point Capital Company††(p)^	0.44	4/15/2010	2,000,000	1,998,875	81,000,000	80,954,438	83,000,000	82,953,313
Crown Point Capital Company††(p)^	0.44	4/21/2010	4,000,000	3,997,450	31,000,000	30,980,238	35,000,000	34,977,688
Crown Point Capital Company††(p)^	0.44	5/5/2010	1,000,000	999,188	5,000,000	4,995,938	6,000,000	5,995,126
Crown Point Capital Company††(p)^	0.44	5/6/2010	7,000,000	6,994,225	0	0	7,000,000	6,994,225
Crown Point Capital Company††(p)^	0.45	4/13/2010	0	0	13,000,000	12,993,013	13,000,000	12,993,013
Crown Point Capital Company††(p)^	0.45	5/19/2010	1,000,000	999,013	36,000,000	35,964,450	37,000,000	36,963,463
Crown Point Capital Company††(p)^	0.45	5/21/2010	10,000,000	9,989,875	48,000,000	47,951,400	58,000,000	57,941,275
Danske Corporation††^	0.19	3/29/2010	7,500,000	7,498,833	48,000,000	47,992,533	55,500,000	55,491,366
Danske Corporation††^	0.19	4/7/2010	3,100,000	3,099,363	19,000,000	18,996,094	22,100,000	22,095,457
Dexia Delaware^	0.14	3/2/2010	5,000,000	4,999,961	42,000,000	41,999,673	47,000,000	46,999,634
Dexia Delaware^	0.17	3/4/2010	15,000,000	14,999,725	91,000,000	90,998,332	106,000,000	105,998,057
Dexia Delaware^	0.25	3/10/2010	7,000,000	6,999,510	40,000,000	39,997,200	47,000,000	46,996,710
Dexia Delaware^	0.26	3/12/2010	7,000,000	6,999,390	49,000,000	48,995,733	56,000,000	55,995,123
DnB Nor Bank ASA††^	0.27	5/25/2010	2,000,000	1,998,725	41,000,000	40,973,863	43,000,000	42,972,588
DnB Nor Bank ASA††^	0.27	5/28/2010	3,000,000	2,998,020	59,000,000	58,961,060	62,000,000	61,959,080
E.ON AG††^	0.23	5/18/2010	3,000,000	2,998,505	30,000,000	29,985,050	33,000,000	32,983,555
Elysian Funding LLC††(p)^	0.36	3/5/2010	1,000,000	999,950	0	0	1,000,000	999,950
Elysian Funding LLC††(p)^	0.40	3/9/2010	3,000,000	2,999,700	19,000,000	18,998,100	22,000,000	21,997,800
Elysian Funding LLC††(p)^	0.43	3/19/2010	1,000,000	999,775	141,000,000	140,968,275	142,000,000	141,968,050
Ebbets Funding LLC††(p)^	0.48	3/23/2010	6,000,000	5,998,167	45,000,000	44,986,250	51,000,000	50,984,417
Ebbets Funding LLC††(p)^	0.48	3/25/2010	3,000,000	2,999,000	22,000,000	21,992,667	25,000,000	24,991,667
Ebbets Funding LLC††(p)^	0.48	3/26/2010	3,000,000	2,998,958	21,000,000	20,992,708	24,000,000	23,991,666
ENI Coordination Center SA††^	0.12	3/3/2010	3,000,000	2,999,970	18,000,000	17,999,820	21,000,000	20,999,790
Enterprise Funding LLC††(p)^	0.17	3/18/2010	2,000,000	1,999,830	14,000,000	13,998,810	16,000,000	15,998,640
Enterprise Funding LLC††(p)^	0.19	4/21/2010	2,000,000	1,999,462	12,000,000	11,996,770	14,000,000	13,996,232
Enterprise Funding LLC††(p)^	0.21	5/26/2010	29,000,000	28,985,105	74,000,000	73,961,993	103,000,000	102,947,098
Enterprise Funding LLC††(p)^	0.22	4/12/2010	1,000,000	999,743	11,000,000	10,997,177	12,000,000	11,996,920
Erasmus Capital Corporation††(p)^	0.00	3/1/2010	500,000	500,000	4,000,000	4,000,000	4,500,000	4,500,000
Erasmus Capital Corporation††(p)^	0.17	3/10/2010	1,000,000	999,953	9,000,000	8,999,573	10,000,000	9,999,526
Erasmus Capital Corporation^††(p)	0.14	3/4/2010	0	0	8,000,000	7,999,873	8,000,000	7,999,873
Erasmus Capital Corporation††(p)^	0.15	3/5/2010	3,000,000	2,999,937	19,000,000	18,999,599	22,000,000	21,999,536
Erasmus Capital Corporation††(p)^	0.21	3/25/2010	1,000,000	999,853	6,000,000	5,999,120	7,000,000	6,998,973
Erasmus Capital Corporation††(p)^	0.22	4/9/2010	8,000,000	7,998,007	64,000,000	63,984,053	72,000,000	71,982,060
Erasmus Capital Corporation††(p)^	0.24	4/22/2010	3,000,000	2,998,960	13,000,000	12,995,493	16,000,000	15,994,453
Fairway Finance Corporation††(p)^	0.15	3/11/2010	4,000,000	3,999,811	20,155,000	20,154,048	24,155,000	24,153,859
Fairway Finance Corporation††(p)^	0.19	4/5/2010	2,000,000	1,999,611	12,000,000	11,997,667	14,000,000	13,997,278
Fortis Funding LLC††^	0.21	5/21/2010	10,000,000	9,995,275	75,000,000	74,964,563	85,000,000	84,959,838
GDF Suez††^	0.17	3/19/2010	2,750,000	2,749,753	0	0	2,750,000	2,749,753
GDF Suez††^	0.17	3/22/2010	1,000,000	999,895	9,300,000	9,299,024	10,300,000	10,298,919
GDF Suez††^	0.17	3/23/2010	1,000,000	999,890	4,000,000	3,999,560	5,000,000	4,999,450
Gemini Securitization Corporation LLC††(p)^	0.18	4/19/2010	4,000,000	3,999,006	19,000,000	18,995,223	23,000,000	22,994,229
Gemini Securitization Corporation LLC††(p)^	0.18	4/26/2010	3,000,000	2,999,160	10,000,000	9,997,200	13,000,000	12,996,360
Gemini Securitization Corporation LLC††(p)^	0.19	4/29/2010	4,000,000	3,998,722	34,000,000	33,989,134	38,000,000	37,987,856
Gotham Funding Corporation††(p)^	0.11	3/3/2010	2,000,000	1,999,981	5,000,000	4,999,953	7,000,000	6,999,934
Gotham Funding Corporation††(p)^	0.17	3/23/2010	3,000,000	2,999,670	21,000,000	20,997,690	24,000,000	23,997,360
Gotham Funding Corporation††(p)^	0.17	3/24/2010	6,000,000	5,999,310	47,000,000	46,994,595	53,000,000	52,993,905
Govco LLC††(p)^	0.00	3/1/2010	10,000,000	10,000,000	8,000,000	8,000,000	18,000,000	18,000,000
Govco LLC††(p)^	0.20	4/15/2010	0	0	5,000,000	4,998,750	5,000,000	4,998,750
Govco LLC††(p)^	0.17	3/4/2010	0	0	41,250,000	41,249,244	41,250,000	41,249,244
Govco LLC††(p)^	0.19	4/12/2010	0	0	24,000,000	23,994,680	24,000,000	23,994,680
Govco LLC††(p)^	0.23	3/16/2010	5,000,000	4,999,500	0	0	5,000,000	4,999,500
Govco LLC††(p)^	0.20	4/15/2010	1,000,000	999,750	0	0	1,000,000	999,750
Govco LLC††(p)^	0.20	4/21/2010	2,000,000	1,999,433	8,000,000	7,997,733	10,000,000	9,997,166
Govco LLC††(p)^	0.20	4/26/2010	3,000,000	2,999,067	10,000,000	9,996,889	13,000,000	12,995,956
Govco LLC††(p)^	0.20	4/27/2010	2,000,000	1,999,367	14,000,000	13,995,567	16,000,000	15,994,934
Govco LLC††(p)^	0.20	4/28/2010	3,000,000	2,999,033	0	0	3,000,000	2,999,033
Govco LLC††(p)^	0.20	5/11/2010	0	0	21,000,000	20,991,717	21,000,000	20,991,717
Govco LLC††(p)^	0.20	5/18/2010	1,000,000	999,567	7,000,000	6,996,967	8,000,000	7,996,534
Govco LLC††(p)^	0.24	3/16/2010	0	0	38,000,000	37,996,200	38,000,000	37,996,200
Grampian Funding††(p)^	0.21	3/19/2010	4,000,000	3,999,560	41,000,000	40,995,490	45,000,000	44,995,050
Grampian Funding††(p)^	0.23	3/4/2010	0	0	5,000,000	4,999,871	5,000,000	4,999,871
Grampian Funding††(p)^	0.26	4/22/2010	10,000,000	9,996,244	10,000,000	9,996,244	20,000,000	19,992,488
Grampian Funding††(p)^	0.26	4/23/2010	8,000,000	7,996,938	10,000,000	9,996,172	18,000,000	17,993,110
Grampian Funding††(p)^	0.26	5/7/2010	0	0	16,000,000	15,992,258	16,000,000	15,992,258
Grampian Funding††(p)^	0.26	5/19/2010	0	0	22,000,000	21,987,448	22,000,000	21,987,448
Grampian Funding††(p)^	0.26	5/20/2010	3,000,000	2,998,267	0	0	3,000,000	2,998,267
Grampian Funding††(p)^	0.26	5/21/2010	0	0	8,000,000	7,995,320	8,000,000	7,995,320
Grampian Funding††(p)^	0.28	4/13/2010	1,000,000	999,654	16,000,000	15,994,458	17,000,000	16,994,112
Grampian Funding††(p)^	0.28	4/15/2010	1,000,000	999,638	45,000,000	44,983,688	46,000,000	45,983,326
Grampian Funding††(p)^	0.29	3/17/2010	1,000,000	999,862	0	0	1,000,000	999,862
Grampian Funding††(p)^	0.29	4/1/2010	2,000,000	1,999,483	19,000,000	18,995,092	21,000,000	20,994,575
Grampian Funding††(p)^	0.30	4/8/2010	11,000,000	10,996,454	70,000,000	69,977,516	81,000,000	80,973,970
Grampian Funding††(p)^	0.31	3/17/2010	0	0	12,000,000	11,998,347	12,000,000	11,998,347
Groupe BPCE^††	0.00	3/1/2010	0	0	25,000,000	25,000,000	25,000,000	25,000,000
ICICI Bank Limited (Bahrain)^	0.23	3/15/2010	2,000,000	1,999,806	20,000,000	19,998,056	22,000,000	21,997,862
ICICI Bank Limited (Bahrain)^	0.50	7/15/2010	500,000	499,056	31,000,000	30,941,445	31,500,000	31,440,501
ICICI Bank Limited (Bahrain)^	0.50	8/5/2010	5,000,000	4,989,097	0	0	5,000,000	4,989,097
ICICI Bank Limited (Bahrain)^	0.71	3/9/2010	1,600,000	1,599,716	14,800,000	14,797,369	16,400,000	16,397,085
ING USA Funding LLC^	0.16	3/12/2010	2,000,000	1,999,896	50,000,000	49,997,403	52,000,000	51,997,299
ING USA Funding LLC^	0.16	3/16/2010	500,000	499,965	23,000,000	22,998,371	23,500,000	23,498,336
ING USA Funding LLC^	0.24	3/19/2010	1,000,000	999,875	3,500,000	3,499,563	4,500,000	4,499,438
Intesa Funding LLC^	0.15	3/11/2010	6,000,000	5,999,733	49,000,000	48,997,822	55,000,000	54,997,555
Kitty Hawk Funding Corporation††(p)^	0.19	5/5/2010	0	0	15,000,000	14,994,854	15,000,000	14,994,854
Kitty Hawk Funding Corporation††(p)^	0.21	5/24/2010	17,200,000	17,191,311	0	0	17,200,000	17,191,311
Kitty Hawk Funding Corporation††(p)^	0.22	5/24/2010	0	0	175,000,000	174,910,400	175,000,000	174,910,400
Kitty Hawk Funding Corporation††(p)^	0.24	3/19/2010	7,000,000	6,999,125	15,000,000	14,998,125	22,000,000	21,997,250
Legacy Capital LLC††(p)^	0.44	4/13/2010	5,000,000	4,997,313	57,000,000	56,969,363	62,000,000	61,966,676
Legacy Capital LLC††(p)^	0.45	5/19/2010	0	0	7,000,000	6,993,088	7,000,000	6,993,088
Lexington Parker Capital††(p)^	0.40	3/5/2010	2,000,000	1,999,889	52,000,000	51,997,111	54,000,000	53,997,000
Lexington Parker Capital††(p)^	0.44	3/19/2010	0	0	34,000,000	33,991,500	34,000,000	33,991,500
Lexington Parker Capital††(p)^	0.44	4/16/2010	3,000,000	2,998,275	111,000,000	110,936,175	114,000,000	113,934,450
Lexington Parker Capital††(p)^	0.44	4/21/2010	1,000,000	999,363	11,000,000	10,992,988	12,000,000	11,992,351
Lexington Parker Capital††(p)^	0.44	5/5/2010	1,000,000	999,188	11,000,000	10,991,063	12,000,000	11,990,251
Lexington Parker Capital††(p)^	0.44	5/7/2010	7,000,000	6,994,138	58,000,000	57,951,425	65,000,000	64,945,563
Lexington Parker Capital††(p)^	0.44	5/11/2010	2,000,000	1,998,225	34,000,000	33,969,825	36,000,000	35,968,050
Lexington Parker Capital††(p)^	0.45	5/19/2010	0	0	7,000,000	6,993,088	7,000,000	6,993,088
Liberty Street Funding LLC††(p)^	0.00	3/1/2010	4,000,000	4,000,000	33,000,000	33,000,000	37,000,000	37,000,000
Liberty Street Funding LLC††(p)^	0.19	4/12/2010	0	0	18,000,000	17,996,010	18,000,000	17,996,010
Liberty Street Funding LLC††(p)^	0.19	5/4/2010	1,000,000	999,662	15,000,000	14,994,933	16,000,000	15,994,595
Liberty Street Funding LLC††(p)^	0.20	5/5/2010	2,000,000	1,999,278	31,000,000	30,988,806	33,000,000	32,988,084
LMA Americas LLC††(p)^	0.14	3/5/2010	4,000,000	3,999,924	29,000,000	28,999,452	33,000,000	32,999,376
LMA Americas LLC††(p)^	0.17	3/22/2010	3,000,000	2,999,685	40,000,000	39,995,800	43,000,000	42,995,485
LMA Americas LLC††(p)^	0.17	3/23/2010	2,000,000	1,999,780	16,000,000	15,998,240	18,000,000	17,998,020
LMA Americas LLC††(p)^	0.19	4/14/2010	5,000,000	4,998,839	0	0	5,000,000	4,998,839
LMA Americas LLC††(p)^	0.20	3/15/2010	0	0	15,000,000	14,998,775	15,000,000	14,998,775
LMA Americas LLC††(p)^	0.20	4/26/2010	0	0	4,000,000	3,998,756	4,000,000	3,998,756
Los Angeles CA Department of Airports^	0.25	5/3/2010	3,000,000	2,998,688	0	0	3,000,000	2,998,688
Louis Dreyfus Corporation^	0.00	3/1/2010	3,000,000	3,000,000	22,000,000	22,000,000	25,000,000	25,000,000
Louis Dreyfus Corporation^	0.31	4/16/2010	0	0	11,000,000	10,995,502	11,000,000	10,995,502
Louis Dreyfus Corporation^	0.28	3/19/2010	0	0	18,500,000	18,497,225	18,500,000	18,497,225
Louis Dreyfus Corporation^	0.31	4/9/2010	1,000,000	999,653	6,000,000	5,997,920	7,000,000	6,997,573
Louis Dreyfus Corporation^	0.31	4/16/2010	3,500,000	3,498,569	0	0	3,500,000	3,498,569
Louis Dreyfus Corporation^	0.32	4/27/2010	11,000,000	10,994,427	46,000,000	45,976,693	57,000,000	56,971,120
Market Street Funding LLC††(p)^	0.18	3/18/2010	1,000,000	999,910	0	0	1,000,000	999,910
Market Street Funding LLC††(p)^	0.19	3/5/2010	1,000,000	999,979	9,000,000	8,999,810	10,000,000	9,999,789
Market Street Funding LLC††(p)^	0.19	3/18/2010	0	0	14,000,000	13,998,744	14,000,000	13,998,744
Matchpoint Master Trust††(p)^	0.19	4/6/2010	7,000,000	6,998,600	38,000,000	37,992,400	45,000,000	44,991,000
Matchpoint Master Trust††(p)^	0.20	5/24/2010	1,000,000	999,533	18,000,000	17,991,600	19,000,000	18,991,133
Matchpoint Master Trust††(p)^	0.23	4/26/2010	0	0	37,000,000	36,986,762	37,000,000	36,986,762
Mont Blanc Capital Corporation††(p)^	0.15	3/9/2010	4,000,000	3,999,849	38,000,000	37,998,564	42,000,000	41,998,413
Mont Blanc Capital Corporation††(p)^	0.20	5/12/2010	4,000,000	3,998,400	7,000,000	6,997,200	11,000,000	10,995,600
Mont Blanc Capital Corporation††(p)^	0.17	3/25/2010	2,000,000	1,999,760	11,000,000	10,998,680	13,000,000	12,998,440
Mont Blanc Capital Corporation††(p)^	0.18	3/12/2010	5,000,000	4,999,695	5,100,000	5,099,688	10,100,000	10,099,383
Mont Blanc Capital Corporation††(p)^	0.18	3/16/2010	1,000,000	999,921	5,000,000	4,999,604	6,000,000	5,999,525
Mont Blanc Capital Corporation††(p)^	0.20	3/9/2010	9,000,000	8,999,560	0	0	9,000,000	8,999,560
Nationwide Building Society††^	0.20	4/15/2010	2,000,000	1,999,500	100,000,000	99,975,000	102,000,000	101,974,500
Nationwide Building Society††^	0.20	4/16/2010	4,000,000	3,998,978	29,000,000	28,992,589	33,000,000	32,991,567
Nationwide Building Society††^	0.39	4/5/2010	15,000,000	14,994,167	0	0	15,000,000	14,994,167
Nationwide Building Society††^	0.48	3/22/2010	0	0	25,000,000	24,992,708	25,000,000	24,992,708
Nationwide Building Society††^	0.50	5/6/2010	0	0	20,000,000	19,981,300	20,000,000	19,981,300
Natixis Commercial Paper Corporation††^	0.26	5/18/2010	25,000,000	24,985,917	135,000,000	134,923,950	160,000,000	159,909,867
Natixis US Finance Company^	0.15	3/2/2010	6,000,000	5,999,950	35,000,000	34,999,708	41,000,000	40,999,658
Natixis US Finance Company^	0.26	4/13/2010	2,000,000	1,999,367	18,000,000	17,994,303	20,000,000	19,993,670
Natixis US Finance Company^	0.28	5/6/2010	12,000,000	11,993,840	100,000,000	99,948,667	112,000,000	111,942,507
Newport Funding Corporation††(p)^	0.17	3/23/2010	1,000,000	999,890	10,000,000	9,998,900	11,000,000	10,998,790
Newport Funding Corporation††(p)^	0.18	3/26/2010	3,000,000	2,999,604	9,269,000	9,267,777	12,269,000	12,267,381
Nieuw Amsterdam Receivables Corporation††(p)^	0.16	3/5/2010	0	0	3,000,000	2,999,933	3,000,000	2,999,933
Nieuw Amsterdam Receivables Corporation††(p)^	0.19	3/18/2010	4,000,000	3,999,622	32,000,000	31,996,978	36,000,000	35,996,600
Nieuw Amsterdam Receivables Corporation††(p)^	0.20	4/14/2010	3,000,000	2,999,267	21,000,000	20,994,867	24,000,000	23,994,134
Nieuw Amsterdam Receivables Corporation††(p)^	0.21	4/15/2010	0	0	15,000,000	14,996,063	15,000,000	14,996,063
Nordea North America Incorporated^	0.17	3/17/2010	0	0	54,000,000	53,995,920	54,000,000	53,995,920
Oakland-Alameda County^	0.20	3/2/2010	1,000,000	1,000,000	11,000,000	11,000,000	12,000,000	12,000,000
Port of Oakland California^	0.23	4/8/2010	12,540,000	12,536,943	0	0	12,540,000	12,536,943
Prudential plc^††	0.00	3/1/2010	0	0	7,000,000	7,000,000	7,000,000	7,000,000
Prudential plc††^	0.24	5/25/2010	19,000,000	18,989,233	0	0	19,000,000	18,989,233
Ranger Funding Company LLC^††(p)	0.20	5/13/2010	0	0	3,000,000	2,998,783	3,000,000	2,998,783
Ranger Funding Company LLC^††(p)	0.20	5/3/2010	2,000,000	1,999,300	7,000,000	6,997,550	9,000,000	8,996,850
Ranger Funding Company LLC^††(p)	0.21	5/26/2010	1,000,000	999,498	18,000,000	17,990,970	19,000,000	18,990,468
Ranger Funding Company LLC^††(p)	0.22	4/21/2010	4,000,000	3,998,753	18,000,000	17,994,390	22,000,000	21,993,143
Ranger Funding Company LLC^††(p)	0.24	3/19/2010	4,000,000	3,999,500	8,000,000	7,999,000	12,000,000	11,998,500
Regency Markets #1 LLC††(p)^	0.13	3/5/2010	4,000,000	3,999,929	31,000,000	30,999,449	35,000,000	34,999,378
Regency Markets #1 LLC††(p)^	0.16	3/8/2010	1,000,000	999,965	4,000,000	3,999,860	5,000,000	4,999,825
Regency Markets #1 LLC††(p)^	0.17	3/22/2010	7,000,000	6,999,265	51,000,000	50,994,645	58,000,000	57,993,910
Regency Markets #1 LLC††(p)^	0.17	3/24/2010	750,000	749,914	3,000,000	2,999,655	3,750,000	3,749,569
Rheingold Securitization††(p)^	0.23	4/20/2010	1,000,000	999,681	10,720,000	10,716,576	11,720,000	11,716,257
Rheingold Securitization††(p)^	0.24	3/22/2010	0	0	59,000,000	58,991,396	59,000,000	58,991,396
Rheingold Securitization††(p)^	0.24	3/29/2010	0	0	29,000,000	28,994,485	29,000,000	28,994,485
Rheingold Securitization††(p)^	0.24	4/12/2010	3,000,000	2,999,125	32,000,000	31,990,666	35,000,000	34,989,791
Rheingold Securitization††(p)^	0.29	3/31/2010	2,000,000	1,999,500	0	0	2,000,000	1,999,500
Rhein-Main Security Limited††(p)^	0.18	3/5/2010	2,000,000	1,999,951	12,000,000	11,999,707	14,000,000	13,999,658
Rhein-Main Security Limited††(p)^	0.18	3/26/2010	2,000,000	1,999,736	23,000,000	22,996,965	25,000,000	24,996,701
Rhein-Main Security Limited††(p)^	0.22	3/30/2010	13,600,000	13,597,480	0	0	13,600,000	13,597,480
Rhein-Main Security Limited††(p)^	0.23	3/29/2010	1,000,000	999,813	7,000,000	6,998,693	8,000,000	7,998,506
Rhein-Main Security Limited††(p)^	0.27	5/17/2010	0	0	77,000,000	76,955,533	77,000,000	76,955,533
Rhein-Main Security Limited††(p)^	0.28	5/20/2010	3,000,000	2,998,133	30,000,000	29,981,333	33,000,000	32,979,466
Romulus Funding Corporation^††(p)	0.15	3/4/2010	0	0	1,000,000	999,983	1,000,000	999,983
Romulus Funding Corporation^††(p)	0.25	3/5/2010	0	0	13,000,000	12,999,552	13,000,000	12,999,552
Romulus Funding Corporation^††(p)	0.25	3/15/2010	1,000,000	999,895	9,000,000	8,999,055	10,000,000	9,998,950
Romulus Funding Corporation^††(p)	0.26	3/25/2010	1,000,000	999,820	3,000,000	2,999,460	4,000,000	3,999,280
Romulus Funding Corporation^††(p)	0.31	3/5/2010	2,000,000	1,999,931	0	0	2,000,000	1,999,931
Romulus Funding Corporation^††(p)	0.29	3/9/2010	1,000,000	999,927	9,000,000	8,999,340	10,000,000	9,999,267
Romulus Funding Corporation^††(p)	0.29	3/26/2010	1,000,000	999,792	0	0	1,000,000	999,792
Romulus Funding Corporation^††(p)	0.29	3/30/2010	1,000,000	999,758	16,000,000	15,996,133	17,000,000	16,995,891
Romulus Funding Corporation^††(p)	0.29	4/20/2010	1,000,000	999,583	0	0	1,000,000	999,583
Romulus Funding Corporation^††(p)	0.32	5/18/2010	1,000,000	999,307	0	0	1,000,000	999,307
Royal KPN NV††(p)±	0.19	4/6/2010	0	0	23,000,000	22,995,630	23,000,000	22,995,630
Royal KPN NV††(p)±	0.21	3/23/2010	7,000,000	6,999,102	50,000,000	49,993,583	57,000,000	56,992,685
Royal KPN NV††(p)±	0.20	4/14/2010	2,000,000	1,999,511	8,000,000	7,998,044	10,000,000	9,997,555
Royal KPN NV††(p)±	0.20	6/1/2010	11,000,000	10,994,378	28,000,000	27,985,689	39,000,000	38,980,067
Royal Park Investment Funding Corporation††(p)^	0.21	3/25/2010	13,000,000	12,998,180	105,000,000	104,985,300	118,000,000	117,983,480
Salisbury Receivables Company LLC††(p)^	0.00	3/18/2010	2,000,000	1,999,830	0	0	2,000,000	1,999,830
Salisbury Receivables Company LLC††(p)^	0.17	3/16/2010	0	0	15,000,000	14,998,938	15,000,000	14,998,938
Salisbury Receivables Company LLC††(p)^	0.17	3/18/2010	0	0	14,000,000	13,998,810	14,000,000	13,998,810
Salisbury Receivables Company LLC††(p)^	0.18	4/13/2010	0	0	44,000,000	43,990,540	44,000,000	43,990,540
Salisbury Receivables Company LLC††(p)^	0.20	5/3/2010	4,000,000	3,998,600	41,000,000	40,985,650	45,000,000	44,984,250
San Jose City CA International Airport±	0.28	3/11/2010	0	0	11,000,000	11,000,000	11,000,000	11,000,000
Santander Central Hispano Finance (Delaware) Incorporated^	0.60	6/15/2010	9,000,000	8,984,100	75,000,000	74,867,500	84,000,000	83,851,600
Scaldis Capital LLC††(p)^	0.16	3/8/2010	3,000,000	2,999,895	21,000,000	20,999,265	24,000,000	23,999,160
Scaldis Capital LLC††(p)^	0.21	3/23/2010	2,000,000	1,999,731	0	0	2,000,000	1,999,731
Scaldis Capital LLC††(p)^	0.22	3/23/2010	0	0	23,000,000	22,996,908	23,000,000	22,996,908
Scaldis Capital LLC††(p)^	0.22	4/9/2010	4,000,000	3,999,003	20,000,000	19,995,017	24,000,000	23,994,020
Scaldis Capital LLC††(p)^	0.22	4/13/2010	4,000,000	3,998,949	44,000,000	43,988,438	48,000,000	47,987,387
Scaldis Capital LLC††(p)^	0.22	4/15/2010	500,000	499,863	23,000,000	22,993,675	23,500,000	23,493,538
Scaldis Capital LLC††(p)^	0.22	4/19/2010	4,000,000	3,998,802	27,200,000	27,191,855	31,200,000	31,190,657
Scaldis Capital LLC††(p)^	0.22	4/22/2010	0	0	7,000,000	6,997,776	7,000,000	6,997,776
Scaldis Capital LLC††(p)^	0.22	4/28/2010	2,000,000	1,999,291	14,000,000	13,995,038	16,000,000	15,994,329
Scaldis Capital LLC††(p)^	0.22	4/29/2010	5,000,000	4,998,197	22,000,000	21,992,068	27,000,000	26,990,265
Scaldis Capital LLC††(p)^	0.22	5/5/2010	9,000,000	8,996,425	79,000,000	78,968,620	88,000,000	87,965,045
Scaldis Capital LLC††(p)^	0.23	4/12/2010	2,000,000	1,999,463	21,000,000	20,994,365	23,000,000	22,993,828
Scaldis Capital LLC††(p)^	0.23	4/27/2010	0	0	30,000,000	29,989,075	30,000,000	29,989,075
Scaldis Capital LLC††(p)^	0.23	5/11/2010	0	0	35,000,000	34,984,124	35,000,000	34,984,124
Scaldis Capital LLC††(p)^	0.23	5/12/2010	0	0	8,000,000	7,996,320	8,000,000	7,996,320
Sheffield Receivables Corporation††(p)^	0.18	4/8/2010	2,000,000	1,999,620	12,000,000	11,997,720	14,000,000	13,997,340
Sheffield Receivables Corporation††(p)^	0.19	4/13/2010	2,000,000	1,999,546	27,000,000	26,993,873	29,000,000	28,993,419
Sheffield Receivables Corporation††(p)^	0.19	4/19/2010	4,000,000	3,998,966	5,000,000	4,998,707	9,000,000	8,997,673
Sheffield Receivables Corporation††(p)^	0.19	4/23/2010	0	0	19,000,000	18,994,685	19,000,000	18,994,685
Sheffield Receivables Corporation††(p)^	0.19	4/28/2010	0	0	30,000,000	29,990,817	30,000,000	29,990,817
Sheffield Receivables Corporation††(p)^	0.19	4/29/2010	2,000,000	1,999,377	13,000,000	12,995,952	15,000,000	14,995,329
Sheffield Receivables Corporation††(p)^	0.20	5/5/2010	0	0	34,000,000	33,987,722	34,000,000	33,987,722
Sheffield Receivables Corporation††(p)^	0.20	5/6/2010	3,600,000	3,598,680	9,000,000	8,996,700	12,600,000	12,595,380
Sheffield Receivables Corporation††(p)^	0.21	6/3/2010	0	0	25,000,000	24,986,292	25,000,000	24,986,292
Societe de Prise Participation de l’Etat††^	0.19	5/11/2010	16,000,000	15,994,004	0	0	16,000,000	15,994,004
Societe de Prise Participation de l’Etat††^	0.20	5/18/2010	5,000,000	4,997,779	7,000,000	6,996,891	12,000,000	11,994,670
Societe de Prise Participation de l’Etat††^	0.21	6/18/2010	0	0	38,000,000	37,975,838	38,000,000	37,975,838
Societe Financement de L’economie Francaise^	0.13	3/4/2010	0	0	6,000,000	5,999,915	6,000,000	5,999,915
Societe Financement de L’economie Francaise^	0.23	4/7/2010	0	0	54,000,000	53,986,680	54,000,000	53,986,680
Societe Financement de L’economie Francaise^	0.24	4/7/2010	11,000,000	10,997,287	0	0	11,000,000	10,997,287
Societe Financement de L’economie Francaise^	0.25	4/7/2010	10,105,000	10,102,456	56,000,000	55,985,899	66,105,000	66,088,355
Solitaire Funding LLC^††(p)	0.20	3/25/2010	0	0	31,000,000	30,995,660	31,000,000	30,995,660
Solitaire Funding LLC^††(p)	0.20	3/26/2010	7,500,000	7,498,906	69,000,000	68,989,938	76,500,000	76,488,844
Solitaire Funding LLC^††(p)	0.23	4/6/2010	6,000,000	5,998,560	0	0	6,000,000	5,998,560
Solitaire Funding LLC^††(p)	0.23	4/8/2010	2,000,000	1,999,493	12,000,000	11,996,960	14,000,000	13,996,453
Solitaire Funding LLC^††(p)	0.23	4/20/2010	7,000,000	6,997,764	75,000,000	74,976,042	82,000,000	81,973,806
Solitaire Funding LLC^††(p)	0.24	4/22/2010	5,000,000	4,998,267	26,000,000	25,990,986	31,000,000	30,989,253
Solitaire Funding LLC^††(p)	0.25	5/20/2010	6,000,000	5,996,667	70,000,000	69,961,111	76,000,000	75,957,778
Solitaire Funding LLC^††(p)	0.25	5/26/2010	17,000,000	16,989,847	33,000,000	32,980,292	50,000,000	49,970,139
Solitaire Funding LLC^††(p)	0.31	3/19/2010	0	0	39,000,000	38,993,565	39,000,000	38,993,565
Starbird Funding Corporation††(p)^	0.20	4/9/2010	4,000,000	3,999,133	0	0	4,000,000	3,999,133
Starbird Funding Corporation††(p)^	0.20	5/11/2010	1,000,000	999,606	16,000,000	15,993,689	17,000,000	16,993,295
Starbird Funding Corporation††(p)^	0.21	5/25/2010	14,000,000	13,993,058	0	0	14,000,000	13,993,058
Sumitomo Trust & Banking Company^	0.13	3/3/2010	3,000,000	2,999,967	21,000,000	20,999,767	24,000,000	23,999,734
Surrey Funding Corporation^††(p)	0.19	4/12/2010	0	0	3,000,000	2,999,335	3,000,000	2,999,335
Surrey Funding Corporation^††(p)	0.19	4/13/2010	1,000,000	999,773	8,000,000	7,998,184	9,000,000	8,997,957
Surrey Funding Corporation^††(p)	0.20	4/21/2010	1,000,000	999,717	14,000,000	13,996,033	15,000,000	14,995,750
Surrey Funding Corporation^††(p)	0.20	4/26/2010	3,000,000	2,999,067	32,000,000	31,990,044	35,000,000	34,989,111
Surrey Funding Corporation^††(p)	0.20	5/5/2010	0	0	15,000,000	14,994,583	15,000,000	14,994,583
Svenska Handelsbanken Incorporated^	0.19	4/8/2010	0	0	56,000,000	55,988,473	56,000,000	55,988,473
Svenska Handelsbanken Incorporated^	0.20	4/8/2010	9,000,000	8,998,148	0	0	9,000,000	8,998,148
Tasman Funding Incorporated^††(p)	0.20	3/26/2010	0	0	5,000,000	4,999,271	5,000,000	4,999,271
Tasman Funding Incorporated^††(p)	0.20	3/17/2010	2,000,000	1,999,813	0	0	2,000,000	1,999,813
Tasman Funding Incorporated^††(p)	0.23	3/12/2010	1,000,000	999,924	2,068,000	2,067,842	3,068,000	3,067,766
Tasman Funding Incorporated^††(p)	0.24	4/27/2010	0	0	10,000,000	9,996,200	10,000,000	9,996,200
Tasman Funding Incorporated^††(p)	0.24	4/14/2010	3,000,000	2,999,107	24,731,000	24,723,718	27,731,000	27,722,825
Tasman Funding Incorporated^††(p)	0.26	4/12/2010	0	0	12,028,000	12,024,352	12,028,000	12,024,352
Thames Asset Global Securitization # 1 Incorporated††(p)^	0.17	3/22/2010	4,000,000	3,999,580	15,000,000	14,998,425	19,000,000	18,998,005
Thames Asset Global Securitization # 1 Incorporated††(p)^	0.17	3/24/2010	3,000,000	2,999,655	9,767,000	9,765,877	12,767,000	12,765,532
Thames Asset Global Securitization # 1 Incorporated††(p)^	0.19	4/19/2010	2,000,000	1,999,483	19,000,000	18,995,086	21,000,000	20,994,569
Thames Asset Global Securitization # 1 Incorporated††(p)^	0.19	4/26/2010	1,000,000	999,704	8,000,000	7,997,636	9,000,000	8,997,340
Thames Asset Global Securitization # 1 Incorporated††(p)^	0.19	4/7/2010	0	0	7,289,000	7,287,502	7,289,000	7,287,502
Thames Asset Global Securitization # 1 Incorporated††(p)^	0.20	4/7/2010	1,000,000	999,794	0	0	1,000,000	999,794
Thames Asset Global Securitization # 1 Incorporated††(p)^	0.20	4/9/2010	3,000,000	2,999,350	25,000,000	24,994,583	28,000,000	27,993,933
Thames Asset Global Securitization # 1 Incorporated††(p)^	0.21	3/12/2010	0	0	20,000,000	19,998,594	20,000,000	19,998,594
Thames Asset Global Securitization # 1 Incorporated††(p)^	0.21	3/15/2010	0	0	26,000,000	25,997,674	26,000,000	25,997,674
Thames Asset Global Securitization # 1 Incorporated††(p)^	0.22	3/18/2010	0	0	10,000,000	9,998,914	10,000,000	9,998,914
Thames Asset Global Securitization # 1 Incorporated††(p)^	0.24	6/7/2010	11,000,000	10,992,705	118,000,000	117,922,335	129,000,000	128,915,040
Thames Asset Global Securitization # 1 Incorporated††(p)^	0.23	3/15/2010	3,000,000	2,999,732	0	0	3,000,000	2,999,732
Ticonderoga Funding LLC††(p)^	0.09	3/2/2010	1,000,000	999,995	1,000,000	999,995	2,000,000	1,999,990
Ticonderoga Funding LLC††(p)^	0.18	3/29/2010	17,000,000	16,997,488	44,500,000	44,493,424	61,500,000	61,490,912
Ticonderoga Funding LLC††(p)^	0.19	4/26/2010	2,000,000	1,999,409	9,000,000	8,997,340	11,000,000	10,996,749
Total Capital Canada Limited††^	0.19	5/26/2010	16,000,000	15,992,738	40,000,000	39,981,844	56,000,000	55,974,582
Toyota Financial Services de Puerto Rico Incorporated^	0.20	3/10/2010	0	0	24,000,000	23,998,680	24,000,000	23,998,680
Toyota Financial Services de Puerto Rico Incorporated^	0.20	3/11/2010	0	0	24,000,000	23,998,533	24,000,000	23,998,533
Toyota Motor Credit Corporation^	0.00	5/5/2010	12,000,000	11,995,017	0	0	12,000,000	11,995,017
Toyota Motor Credit Corporation^	0.19	4/21/2010	3,600,000	3,599,031	26,500,000	26,492,867	30,100,000	30,091,898
Toyota Motor Credit Corporation^	0.19	4/22/2010	2,000,000	1,999,451	17,500,000	17,495,197	19,500,000	19,494,648
Toyota Motor Credit Corporation^	0.20	3/12/2010	0	0	23,750,000	23,748,403	23,750,000	23,748,403
Toyota Motor Credit Corporation^	0.21	4/26/2010	5,000,000	4,998,367	21,000,000	20,993,140	26,000,000	25,991,507
Toyota Motor Credit Corporation^	0.24	3/19/2010	14,750,000	14,748,156	10,000,000	9,998,750	24,750,000	24,746,906
Toyota Motor Credit Corporation^	0.24	3/29/2010	7,000,000	6,998,639	50,000,000	49,990,278	57,000,000	56,988,917
Tulip Funding Corporation††(p)^	0.15	3/10/2010	2,000,000	1,999,915	0	0	2,000,000	1,999,915
Tulip Funding Corporation††(p)^	0.19	4/8/2010	5,000,000	4,998,997	19,000,000	18,996,189	24,000,000	23,995,186
Tulip Funding Corporation††(p)^	0.20	4/9/2010	3,551,000	3,550,231	18,000,000	17,996,100	21,551,000	21,546,331
UBS Finance Delaware LLC^	0.26	4/5/2010	3,000,000	2,999,213	75,000,000	74,980,313	78,000,000	77,979,526
Unicredit Delaware Incorporated††^	0.19	3/3/2010	8,000,000	7,999,871	87,000,000	86,998,598	95,000,000	94,998,469
Unicredit Delaware Incorporated††^	0.21	3/15/2010	10,000,000	9,999,183	106,000,000	105,991,343	116,000,000	115,990,526
Unicredit Delaware Incorporated††^	0.29	3/11/2010	0	0	10,750,000	10,749,044	10,750,000	10,749,044
UniCredito Italiano Bank (Ireland) plc^††	0.29	4/6/2010	0	0	60,000,000	59,982,000	60,000,000	59,982,000
UniCredito Italiano Bank (Ireland) plc^††	0.30	4/6/2010	11,000,000	10,996,700	0	0	11,000,000	10,996,700
Versailles Commercial Paper LLC^††(p)	0.18	3/23/2010	0	0	3,000,000	2,999,652	3,000,000	2,999,652
Versailles Commercial Paper LLC^††(p)	0.28	3/5/2010	1,000,000	999,961	23,000,000	22,999,106	24,000,000	23,999,067
Versailles Commercial Paper LLC^††(p)	0.33	3/19/2010	0	0	42,000,000	41,992,650	42,000,000	41,992,650
Versailles Commercial Paper LLC^††(p)	0.35	3/12/2010	0	0	17,000,000	16,998,182	17,000,000	16,998,182
Victoria Finance LLC††^(a)(i)^^	0.00	9/30/2010	12,326,856	7,519,355	0	0	12,326,856	7,519,355
Victory Receivables Corporation††(p)^	0.13	3/4/2010	2,000,000	1,999,972	32,840,000	32,839,535	34,840,000	34,839,507
Victory Receivables Corporation††(p)^	0.14	3/8/2010	2,000,000	1,999,938	16,000,000	15,999,502	18,000,000	17,999,440
Victory Receivables Corporation††(p)^	0.14	3/9/2010	3,000,000	2,999,893	21,000,000	20,999,253	24,000,000	23,999,146
Westpac Securities NZ Limited±††	0.30	8/20/2010	8,000,000	8,000,000	75,000,000	75,000,000	83,000,000	83,000,000
Westpac Securities NZ Limited±††	0.35	11/5/2010	8,000,000	8,000,000	30,500,000	30,500,000	38,500,000	38,500,000
Windmill Funding Corporation^††(p)	0.09	3/2/2010	0	0	21,500,000	21,499,898	21,500,000	21,499,898
Windmill Funding Corporation^††(p)	0.15	3/17/2010	0	0	4,000,000	3,999,716	4,000,000	3,999,716
Windmill Funding Corporation^††(p)	0.16	3/18/2010	2,000,000	1,999,839	0	0	2,000,000	1,999,839
Windmill Funding Corporation^††(p)	0.18	4/7/2010	1,000,000	999,815	15,050,000	15,047,216	16,050,000	16,047,031
Yorktown Capital LLC††(p)^	0.20	5/10/2010	5,000,000	4,998,056	42,000,000	41,983,654	47,000,000	46,981,710
Yorktown Capital LLC††(p)^	0.22	4/12/2010	2,000,000	1,999,487	19,000,000	18,995,123	21,000,000	20,994,610
Yorktown Capital LLC††(p)^	0.23	4/20/2010	3,000,000	2,999,042	17,000,000	16,994,569	20,000,000	19,993,611
Yorktown Capital LLC††(p)^	0.24	3/19/2010	3,000,000	2,999,625	6,000,000	5,999,250	9,000,000	8,998,875
Total Commercial Paper (Cost $1,448,763,682, $11,305,329,434 and $12,754,093,116, respectively)				1,443,956,225		11,305,329,434		12,749,285,659
Corporate Bonds & Notes: 6.6%
ACTS Retirement Life Communities Incorporated ±§	0.23	11/15/2029	1,435,000	1,435,000	11,210,000	11,210,000	12,645,000	12,645,000
Bank of America Corporation±§	1.08	12/2/2011	23,000,000	23,355,105	197,390,000	200,437,593	220,390,000	223,792,698
BBVA US Senior SAU±††	0.30	3/12/2010	4,000,000	4,000,059	40,000,000	40,000,590	44,000,000	44,000,649
Berkshire Hathaway Incorporated±	0.23	2/10/2011	5,000,000	5,000,000	23,500,000	23,500,000	28,500,000	28,500,000
Citibank NA±	0.30	9/30/2010	7,000,000	7,000,000	71,000,000	71,000,000	78,000,000	78,000,000
Citibank NA±§	0.25	7/12/2011	0	0	24,800,000	24,819,104	24,800,000	24,819,104
Citigroup Funding Incorporated±§	0.17	5/5/2011	0	0	147,100,000	147,049,287	147,100,000	147,049,287
Citigroup Funding Incorporated±§	0.22	11/15/2011	0	0	3,000,000	2,996,686	3,000,000	2,996,686
Citigroup Funding Incorporated±	0.35	7/30/2010	0	0	200,000,000	200,037,848	200,000,000	200,037,848
Citigroup Funding Incorporated±	1.30	5/7/2010	0	0	3,017,000	3,021,930	3,017,000	3,021,930
Citigroup Funding Incorporated±	1.35	5/12/2010	0	0	4,356,000	4,363,571	4,356,000	4,363,571
Commonwealth Bank (Australia)±††	0.35	6/24/2010	9,000,000	9,000,000	104,000,000	104,000,000	113,000,000	113,000,000
Commonwealth Bank (Australia)±††	0.36	6/4/2010	20,000,000	20,000,000	195,000,000	195,000,000	215,000,000	215,000,000
Credit Agricole SA (London)±††	0.30	5/28/2010	0	0	4,000,000	3,998,500	4,000,000	3,998,500
Danske Bank A/S	1.53	4/24/2010	500,000	500,928	3,000,000	3,005,567	3,500,000	3,506,495
GBG LLC††§	0.30	9/1/2027	967,000	967,000	12,030,000	12,030,000	12,997,000	12,997,000
General Electric Capital Corporation±§	1.19	12/9/2011	5,000,000	5,088,804	51,773,000	52,692,444	56,773,000	57,781,248
Goldman Sachs Group Incorporated±	0.33	3/15/2011	0	0	3,400,000	3,405,059	3,400,000	3,405,059
LTF Real Estate VRDN I LLC††§	0.25	6/1/2033	1,980,000	1,980,000	13,830,000	13,830,000	15,810,000	15,810,000
Merrill Lynch & Company	4.79	8/4/2010	0	0	49,150,000	49,804,730	49,150,000	49,804,730
Morgan Stanley±§	1.11	12/1/2011	1,000,000	1,015,951	8,100,000	8,229,206	9,100,000	9,245,157
PNC Funding Corporation±§	0.53	6/22/2011	6,000,000	6,026,104	85,500,000	85,871,978	91,500,000	91,898,082
Santander US Debt SA Unipersonal±††	0.30	7/23/2010	0	0	26,000,000	25,964,493	26,000,000	25,964,493
Seariver Maritime Incorporated(i)§	0.60	10/1/2011	700,000	700,000	8,000,000	8,000,000	8,700,000	8,700,000
State Street Bank & Trust Company±§	0.45	9/15/2011	0	0	30,000,000	30,118,504	30,000,000	30,118,504
US Central Federal Credit Union±§	0.25	10/19/2011	0	0	3,000,000	3,001,628	3,000,000	3,001,628
Total Corporate Bonds & Notes (Cost $86,068,951, $1,327,388,718 and $1,413,457,669, respectively)				86,068,951		1,327,388,718		1,413,457,669
Medium Term Notes: 0.8%
BNP Paribas±	0.58	3/10/2010	5,000,000	5,000,463	20,000,000	20,001,852	25,000,000	25,002,315
Eksportfinans ASA±	0.30	8/3/2010	0	0	20,000,000	20,000,000	20,000,000	20,000,000
Eksportfinans ASA±	0.32	9/22/2010	5,000,000	5,000,000			5,000,000	5,000,000
Eksportfinans ASA±	0.70	6/11/2010	4,000,000	4,000,000	35,000,000	35,000,000	39,000,000	39,000,000
JPMorgan Chase Bank±	0.29	5/7/2010	11,000,000	11,001,375	50,000,000	50,006,248	61,000,000	61,007,623
US Bancorp±	0.66	6/4/2010	5,000,000	5,005,997	25,000,000	25,029,983	30,000,000	30,035,980
Total Medium Term Notes (Cost $30,007,835, $150,038,083 and $180,045,918, respectively)				30,007,835		150,038,083		180,045,918
Municipal Bonds & Notes: 10.9%
ABAG Finance Authority for Nonprofit Corporation California Crossing Apartments Series A (Housing Revenue, FNMA Insured)±§	0.17	12/15/2037	1,000,000	1,000,000	30,600,000	30,600,000	31,600,000	31,600,000
ABAG Finance Authority for Nonprofit Corporation California Jewish Home Francisco (Other Revenue, Allied Irish Bank plc LOC)±§	0.25	11/15/2035	7,900,000	7,900,000	0	0	7,900,000	7,900,000
Albermarle County VA Economic Development Authority University Virginia Health Services Foundation (HCFR, Bank of America NA LOC)±§	0.16	3/1/2039	0	0	8,800,000	8,800,000	8,800,000	8,800,000
Alliance OH Hospital Alliance Obligated Group (HCFR, Radian Insured)±§	0.14	12/1/2032	0	0	17,125,000	17,125,000	17,125,000	17,125,000
Arizona Sports & Tourism Authority Multipurpose Stadium (Other Revenue, Allied Irish Bank plc LOC)±§	0.50	7/1/2036	5,000,000	5,000,000	0	0	5,000,000	5,000,000
Aurora CO Hospital Ref-Childrens Hospital Association Project-B (HFFA Revenue, Allied Irish Bank plc LOC)±§	0.42	12/1/2036	0	0	16,775,000	16,775,000	16,775,000	16,775,000
Bloomington Associates Minnesota (Housing Revenue, LaSalle National Bank NA LOC)±§	0.25	8/1/2037	0	0	20,500,000	20,500,000	20,500,000	20,500,000
Calcasieu Parish LA Incorporated Industrial Development Board Environmental Revenue Citgo Petroleum Corporation (IDR, Natixis LOC)±§	0.13	7/1/2026	2,000,000	2,000,000	20,000,000	20,000,000	22,000,000	22,000,000
California Educational Facilities Authority (College & University Revenue, Bank of America NA LOC)±§	0.18	10/1/2043	2,000,000	2,000,000	15,000,000	15,000,000	17,000,000	17,000,000
California Municipal Finance Authority Allied Waste North America Series A Other Revenue, Bank of America NA LOC)±§	0.25	7/1/2024	2,500,000	2,500,000	11,900,000	11,900,000	14,400,000	14,400,000
California Municipal Finance Authority Waste Management Incorporated Project Series A (Solid Waste Revenue, JPMorgan Chase Bank LOC)±§	0.23	2/1/2019	0	0	12,000,000	12,000,000	12,000,000	12,000,000
California PCFA (IDR, JPMorgan Chase Bank LOC)±§	0.14	11/1/2026	8,000,000	8,000,000	68,510,000	68,510,000	76,510,000	76,510,000
California Series I (HFA Revenue, Bank of America NA LOC)±§	0.15	7/1/2035	0	0	22,000,000	22,000,000	22,000,000	22,000,000
California State DWR Power Supply Revenue Series C 7 Electric, Power & Light Revenue, AGM Insured)±§	0.25	5/1/2022	2,100,000	2,100,000	13,100,000	13,100,000	15,200,000	15,200,000
California State DWR Power Supply Revenue Series C1 Power Revenue, Dexia Credit Local de France LOC)±§	0.19	5/1/2022	1,000,000	1,000,000	11,395,000	11,395,000	12,395,000	12,395,000
California State DWR Power Supply Revenue Series C13 (Utilities Revenue, First Security Bank LOC)±§	0.21	5/1/2022	0	0	31,600,000	31,600,000	31,600,000	31,600,000
California State DWR Power Supply Subseries G 6 (Water Revenue, AGM Insured)±§	0.16	5/1/2017	4,000,000	4,000,000	48,000,000	48,000,000	52,000,000	52,000,000
California Statewide CDA Azusa Pacific University Project College & University Revenue, Allied Irish Bank plc LOC)±§	0.49	4/1/2039	4,000,000	4,000,000	19,250,000	19,250,000	23,250,000	23,250,000
California Statewide CDA Dublin Ranch Senior Apartments (MFHR, Bank of America NA LOC)±§	0.17	12/15/2037	0	0	14,900,000	14,900,000	14,900,000	14,900,000
California Statewide CDA IVY Hill Apartments Project Series I (MFHR, FNMA Insured)±§	0.19	2/1/2033	0	0	11,337,000	11,337,000	11,337,000	11,337,000
California Statewide CDA Oakmont Senior Living (Housing Revenue, FNMA Insured)±§	0.19	8/1/2031	0	0	3,000,000	3,000,000	3,000,000	3,000,000
California Statewide CDA Pravillions Apartments Series M (MFHR, FNMA Insured)±§	0.19	8/15/2034	2,500,000	2,500,000	5,200,000	5,200,000	7,700,000	7,700,000
Camarillo CA MFHR Hacienda De Camarillo Project (MFHR, FNMA Insured)±§	0.18	10/15/2026	1,000,000	1,000,000	11,000,000	11,000,000	12,000,000	12,000,000
Central Plains NE Energy Project # 2 (Other Revenue)±§	0.19	8/1/2039	0	0	35,000,000	35,000,000	35,000,000	35,000,000
Clarksville TN Public Building Authority Tennessee Municipal Building Fund (Other Revenue, Bank of America NA LOC)±§	0.16	7/1/2034	0	0	4,325,000	4,325,000	4,325,000	4,325,000
Clarksville TN Public Building Authority Tennessee Municipal Building Fund Other Revenue, Bank of America NA LOC)±§	0.16	11/1/2035	2,815,000	2,815,000	17,550,000	17,550,000	20,365,000	20,365,000
Clarksville TN Public Building Authority Tennessee Municipal Building Fund Other Revenue, Bank of America NA LOC)±§	0.16	2/1/2038	5,000,000	5,000,000	22,350,000	22,350,000	27,350,000	27,350,000
Cleveland-Cuyahoga County OH Port Authority Carnegie 89 Garage Project Other Revenue, JPMorgan Chase Bank LOC)±§	0.18	1/1/2037	4,800,000	4,800,000	0	0	4,800,000	4,800,000
Colorado Housing & Finance Authority Class I-B1 Housing Revenue, GO of Authority Insured)±§	0.23	10/1/2038	2,945,000	2,945,000	9,926,000	9,926,000	12,871,000	12,871,000
Colorado Housing & Finance Authority Taxable Multifamily Project B II Housing Revenue, FNMA Insured)±§	0.22	5/1/2049	5,990,000	5,990,000	53,285,000	53,285,000	59,275,000	59,275,000
Contra Costa County CA Creekview Apartments Series B (MFHR, FHLMC Insured)±§	0.17	7/1/2036	1,000,000	1,000,000	9,500,000	9,500,000	10,500,000	10,500,000
Cook County IL (Other Revenue, Harris Trust & Savings Bank LOC)±§	0.23	11/1/2030	600,000	600,000	46,000,000	46,000,000	46,600,000	46,600,000
Cook County IL (Other Revenue, Northern Trust Corporation LOC)±§	0.23	11/1/2030	400,000	400,000	17,000,000	17,000,000	17,400,000	17,400,000
Denver CO City & County School District Taxable Series A (Lease Revenue, AGM Insured)±§	0.31	12/15/2037	13,000,000	13,000,000	110,000,000	110,000,000	123,000,000	123,000,000
Dickinson TX Independent School District Series SGA 94 (Property Tax Revenue, Permanent School Fund Guaranteed)±§	0.15	2/15/2028	0	0	11,350,000	11,350,000	11,350,000	11,350,000
District of Columbia The American University (College & University Revenue, Bank of America NA LOC)±§	0.16	10/1/2038	0	0	8,400,000	8,400,000	8,400,000	8,400,000
District of Columbia The American University (Miscellaneous Revenue, PNC Bank NA LOC)±§	0.17	4/1/2038	3,000,000	3,000,000	15,000,000	15,000,000	18,000,000	18,000,000
Doylestown Hospital Authority Series B (HFFA, PNC Bank NA LOC)±§	0.17	7/1/2037	1,000,000	1,000,000	13,500,000	13,500,000	14,500,000	14,500,000
Escambia County FL Health Facilities Authority Azalea Trace Incorporated Series B HCFR, Bank of America NA LOC)±§	0.13	11/15/2029	2,000,000	2,000,000	17,395,000	17,395,000	19,395,000	19,395,000
Harris County TX Cultural Education Facilities Finance Corporation YMCA Greater Houston Series B (Recreational Revenue, Allied Irish Bank plc LOC)±§	0.24	6/1/2038	0	0	42,000,000	42,000,000	42,000,000	42,000,000
Houston TX Utility System First Lien B3 (Water & Sewer Revenue, Bank of America NA LOC)±§	0.19	5/15/2034	3,500,000	3,500,000	21,600,000	21,600,000	25,100,000	25,100,000
Houston TX Utility System Series B1 (Water Revenue, Bank of America NA LOC)±§	0.18	5/15/2034	11,000,000	11,000,000	79,800,000	79,800,000	90,800,000	90,800,000
Houston TX Utility System Series B4 (Water & Sewer Revenue, Bank of America NA LOC)±§	0.19	5/15/2034	1,000,000	1,000,000	14,000,000	14,000,000	15,000,000	15,000,000
Houston TX Utility System Series B5 (Water & Sewer Revenue, Bank of America NA LOC)±§	0.19	5/15/2034	5,000,000	5,000,000	27,900,000	27,900,000	32,900,000	32,900,000
Illinois Finance Authority Provena Health Series B Hospital Revenue, JPMorgan Chase Bank LOC)±§	0.14	8/15/2044	2,000,000	2,000,000	8,900,000	8,900,000	10,900,000	10,900,000
King County WA Housing Authority Series A (Housing Revenue, FHLMC Insured)±§	0.20	7/1/2035	295,000	295,000	29,775,000	29,775,000	30,070,000	30,070,000
Los Angeles CA Beverly Park Apartments Series A (MFHR, FHLMC Insured)±§	0.22	8/1/2018	0	0	12,000,000	12,000,000	12,000,000	12,000,000
Los Angeles CA Community RDA Academy Village Apartments (Housing Revenue, FHLMC Insured)±§	0.19	10/1/2019	500,000	500,000	15,200,000	15,200,000	15,700,000	15,700,000
Los Angeles County CA Housing Authority MFHR Bonds (Housing Revenue, FHLMC Insured)±§	0.28	9/1/2030	3,000,000	3,000,000	17,900,000	17,900,000	20,900,000	20,900,000
Louisiana Public Facilities Authority (IDR, JPMorgan Chase Bank LOC)±§	0.13	10/1/2033	0	0	25,000,000	25,000,000	25,000,000	25,000,000
Lower Alabama Gas District Supply Revenue Series A (Utilities Revenue, Societe Generale LOC)±§	0.20	11/1/2027	0	0	40,917,000	40,917,000	40,917,000	40,917,000
Massachusetts Development Finance Agency Babson College B (Other Revenue, Citibank NA LOC)±§	0.20	10/1/2031	1,475,000	1,475,000	24,345,000	24,345,000	25,820,000	25,820,000
Metropolitan Government Nashville & Davidson County TN Weatherly Ridge Apartments (Housing Revenue, US Bank NA LOC)±§	0.22	12/1/2041	3,000,000	3,000,000	0	0	3,000,000	3,000,000
Midlothian Industrial Development Corporation (IDR, UBS AG LOC)±§	0.17	8/1/2034	3,000,000	3,000,000	12,700,000	12,700,000	15,700,000	15,700,000
Minnesota State Office of Higher Education Series B (Educational Facilities Revenue, Bank of America NA LOC)±§	0.22	12/1/2043	0	0	4,700,000	4,700,000	4,700,000	4,700,000
Mississippi State Taxable Nissan Project A (Other Revenue, Bank of America NA LOC)±§	0.22	11/1/2028	12,065,000	12,064,482	20,925,000	20,924,101	32,990,000	32,988,583
Missouri State HEFA The Washington University Series A (College & University Revenue, JPMorgan Chase Bank LOC)±§	0.13	9/1/2030	0	0	14,100,000	14,100,000	14,100,000	14,100,000
Montgomery County TN Public Building (Other Revenue, Bank of America NA LOC)±§	0.16	2/1/2036	5,795,000	5,795,000	0	0	5,795,000	5,795,000
Montgomery County TN Public Building Authority Pooled Financing Loan Pool (Other Revenue, Bank of America NA LOC)±§	0.16	7/1/2038	5,000,000	5,000,000	26,230,000	26,230,000	31,230,000	31,230,000
Montgomery County TN Public Building Authority Pooled Financing Loan Pool (Other Revenue, Bank of America NA LOC)±§	0.16	2/1/2036	0	0	35,810,000	35,810,000	35,810,000	35,810,000
New Britain Connecticut Taxable Pension Series C (Property Tax Revenue, Bank of America NA LOC)±§	0.33	2/1/2026	0	0	21,800,000	21,800,000	21,800,000	21,800,000
New Jersey State Housing & Mortgage Finance Agency Taxable Series 4 (Housing Revenue, Dexia Credit Local de France LOC)±§	0.29	11/1/2037	3,895,000	3,895,000	0	0	3,895,000	3,895,000
New Jersey State Turnpike Authority Series C (Transit Revenue, JPMorgan Chase Bank LOC)±§	0.16	6/15/2032	0	0	13,000,000	13,000,000	13,000,000	13,000,000
New Jersey State Turnpike Authority Series D (Tolls Road Revenue, Societe Generale LOC)±§	0.23	1/1/2018	3,000,000	3,000,000	18,000,000	18,000,000	21,000,000	21,000,000
New York NY City Transitional Financing Authority Class A (Other Revenue, FGIC Insured)±§	0.23	7/15/2036	3,000,000	3,000,000	27,500,000	27,500,000	30,500,000	30,500,000
New York State Housing Finance Agency Taxable 600 West 42nd B (Other Revenue, Bank of New York LOC)±§	0.70	11/1/2041	0	0	17,500,000	17,500,000	17,500,000	17,500,000
North Dakota State HFA Series B (Housing Revenue, GO of Authority Insured)±§	0.28	7/1/2038	7,175,000	7,175,000	0	0	7,175,000	7,175,000
Ohio State HFA Residential Management Taxable Series I (Housing Revenue, GNMA Insured)±§	0.23	9/1/2039	3,460,000	3,460,000	21,627,000	21,627,000	25,087,000	25,087,000
Ohio State HFA Residential Mortgage Securities Program (Housing Revenue, GNMA Insured)±§	0.25	9/1/2029	6,186,000	6,186,000	45,714,000	45,714,000	51,900,000	51,900,000
Palm Beach County FL Pine Crest Preparatory (Private School Revenue, Bank of America NA LOC)±§	0.20	6/1/2032	1,000,000	1,000,000	13,700,000	13,700,000	14,700,000	14,700,000
Parma OH Community General Hospital Series A (Other Revenue, JPMorgan Chase Bank LOC)±§	0.17	11/1/2029	0	0	13,500,000	13,500,000	13,500,000	13,500,000
Pasadena CA COP Series A (Lease Revenue, Bank of America NA LOC)±§	0.18	2/1/2035	5,190,000	5,190,000	48,460,000	48,460,000	53,650,000	53,650,000
Port Arthur TX Navigation District Motiva Enterprises Series C (Other Revenue)±§	0.13	12/1/2039	500,000	500,000	7,500,000	7,500,000	8,000,000	8,000,000
Port Arthur TX Navy District Environmental Facilities Motiva Enterprises B (Other Revenue)±§	0.13	12/1/2039	0	0	10,000,000	10,000,000	10,000,000	10,000,000
Ramsey County MN Housing & Redevelopment MFHR Gateway Apartments LP Series A (Housing Revenue, LaSalle National Bank NA LOC)±§	0.30	10/1/2038	1,000,000	1,000,000	5,000,000	5,000,000	6,000,000	6,000,000
Riverside CA COP (Lease Revenue, Bank of America NA LOC)±§	0.18	3/1/2037	1,000,000	1,000,000	53,500,000	53,500,000	54,500,000	54,500,000
Riverside CA Series C (Electric Revenue, Bank of America NA LOC)±§	0.18	10/1/2035	6,400,000	6,400,000	9,800,000	9,800,000	16,200,000	16,200,000
Sacramento County CA Housing Authority Natomas Park Apartments Issue B (Housing Revenue, FNMA Insured)±§	0.18	7/15/2035	2,000,000	2,000,000	13,550,000	13,550,000	15,550,000	15,550,000
Sacramento County CA Housing Authority Shadwood Apartments Project Issue A (MFHR, FHLMC Insured)±§	0.18	12/1/2022	0	0	7,945,000	7,945,000	7,945,000	7,945,000
San Diego CA HFA MFHR Stratton Apartments Project Series A (Housing Revenue, FNMA Insured)±§	0.18	1/15/2033	1,000,000	1,000,000	10,325,000	10,325,000	11,325,000	11,325,000
San Diego CA Housing Authority MFHR Hillside Garden Apartments Series B (Housing Revenue, FNMA Insured)±§	0.17	1/15/2035	1,000,000	1,000,000	7,500,000	7,500,000	8,500,000	8,500,000
San Francisco CA City & County Finance Corporation CA Moscone Center (Lease Revenue, Bank of America NA LOC)±§	0.20	4/1/2030	0	0	37,000,000	37,000,000	37,000,000	37,000,000
San Francisco CA City & County Redevelopment Agency (MFHR, FNMA Insured)±§	0.20	6/15/2034	1,000,000	1,000,000	7,700,000	7,700,000	8,700,000	8,700,000
San Francisco CA City & County Redevelopment Agency Community Facilities District # 4 (Other Revenue, Bank of America NA LOC)±§	0.19	8/1/2032	1,500,000	1,500,000	12,500,000	12,500,000	14,000,000	14,000,000
San Leandro CA Carlton Plaza Series A (MFHR, FNMA Insured)±§	0.26	9/15/2032	0	0	5,800,000	5,800,000	5,800,000	5,800,000
Southeast Alabama Gas District Alabama Revenue Supply Project Series A (IDR, Societe Generale Insured) ±§	0.15	8/1/2027	42,000,000	42,000,000	302,360,000	302,360,000	344,360,000	344,360,000
Sweetwater County WY Pacific Corporation Project Series A (PCR, Barclays Bank plc LOC)±§	0.16	7/1/2015	2,625,000	2,625,000	28,500,000	28,500,000	31,125,000	31,125,000
Texas State Taxable Product Development Program Series A (Other Revenue, National Australian Bank NA LOC)±§	0.23	6/1/2045	1,500,000	1,500,000	12,000,000	12,000,000	13,500,000	13,500,000
Tyler TX Health Facilities Development Corporation Mother Frances Hospital Series B (HCFR, Bank of America NA LOC)±§	0.20	7/1/2020	1,000,000	1,000,000	7,500,000	7,500,000	8,500,000	8,500,000
Umatilla Indian Reservation OR Confederated Tribes (Other Revenue, Bank of America NA LOC)±§	0.20	12/1/2028	0	0	2,000,000	2,000,000	2,000,000	2,000,000
Vermont State Student Assistance Corporation (Student Loan Revenue, Lloyds TSB Bank plc LOC)±§	0.21	12/15/2040	3,500,000	3,500,000	32,000,000	32,000,000	35,500,000	35,500,000
Wayne County MI Airport Authority Series F (Airport Revenue, JPMorgan Chase Bank LOC)±§	0.19	12/1/2016	0	0	2,125,000	2,125,000	2,125,000	2,125,000
West Virginia State Hospital Finance Authority United Health Systems Series A (Hospital Revenue, Bank of America NA LOC)±§	0.16	6/1/2041	0	0	8,000,000	8,000,000	8,000,000	8,000,000
Total Municipal Bonds & Notes (Cost $241,110,482, 2,099,780,101 and 2,340,890,583, respectively)				241,110,482		2,099,780,101		2,340,890,583
Repurchase Agreements(z): 2.4%
Bank of America NA, dated 02/26/2010, Maturity Value $115,001,150 and $14,000,140 (1)	0.12	3/1/2010	115,000,000	115,000,000	14,000,000	14,000,000	129,000,000	129,000,000
Bank of America Securities LLC, dated 02/26/2010, Maturity Value $4,700,047 and $10,300,103 (2)	0.12	3/1/2010	4,700,000	4,700,000	10,300,000	10,300,000	15,000,000	15,000,000
Bank of America Securities LLC, dated 02/26/2010, Maturity Value $9,000,180 and $61,001,220 (3)	0.24	3/1/2010	9,000,000	9,000,000	61,000,000	61,000,000	70,000,000	70,000,000
Barclays Capital Incorporated, dated 02/26/2010, Maturity Value $7,000,140 and $38,000,760 (4)	0.24	3/1/2010	7,000,000	7,000,000	38,000,000	38,000,000	45,000,000	45,000,000
BNP Paribas Securities, dated 02/26/2010, Maturity Value $57,000,570 and $7,000,070 (5)	0.12	3/1/2010	57,000,000	57,000,000	7,000,000	7,000,000	64,000,000	64,000,000
Citigroup Global Markets, dated 02/26/2010, Maturity Value $57,000,570 and $7,000,070 (6)	0.12	3/1/2010	57,000,000	57,000,000	7,000,000	7,000,000	64,000,000	64,000,000
Credit Suisse First Boston Corporation, dated 02/26/2010,	0.12	3/1/2010	43,000,000	43,000,000	5,000,000	5,000,000	48,000,000	48,000,000
Maturity Value $43,000,430 and $5,000,050 (7)
Deutsche Bank Securities, dated 02/26/2010, Maturity Value $0 and $1,650,017 (8)	0.12	3/1/2010	0	0	1,650,000	1,650,000	1,650,000	1,650,000
JPMorgan Securities, dated 02/26/2010, Maturity Value $10,000,200 and $73,001,460 (9)	0.24	3/1/2010	10,000,000	10,000,000	73,000,000	73,000,000	83,000,000	83,000,000
Total Repurchase Agreements (Cost $302,700,000, 216,950,000 and 519,650,000, respectively)				302,700,000		216,950,000		519,650,000
Secured Master Note Agreements: 2.2%
Bank of America Corporation±§	0.29	9/9/2034	30,809,000	30,809,000	298,704,000	298,704,000	329,513,000	329,513,000
Citigroup Global Markets Holdings DTC MMI±§	0.64	9/9/2049	17,139,000	17,139,000	131,213,000	131,213,000	148,352,000	148,352,000
Total Secured Master Note Agreements (Cost $47,948,000, $429,917,000 and $477,865,000, respectively)				47,948,000		429,917,000		477,865,000
Time Deposits: 8.0%
Banco Bilbao Vizcaya London	0.14	3/1/2010	12,000,000	12,000,000	0	0	12,000,000	12,000,000
Bank of Ireland	0.35	3/1/2010	17,000,000	17,000,000	124,000,000	124,000,000	141,000,000	141,000,000
Bank of Ireland	0.50	3/2/2010	13,000,000	13,000,000	99,000,000	99,000,000	112,000,000	112,000,000
Bayer Hypo-und Vereinsbank AG Munich	0.15	3/2/2010	9,000,000	9,000,000	66,000,000	66,000,000	75,000,000	75,000,000
BNP Paribas Paris	0.14	3/2/2010	7,000,000	7,000,000	53,000,000	53,000,000	60,000,000	60,000,000
Citibank NA Nassau	0.12	3/1/2010	4,000,000	4,000,000	14,000,000	14,000,000	18,000,000	18,000,000
Danske Bank A/S Copenhagen	0.14	3/1/2010	9,000,000	9,000,000	66,000,000	66,000,000	75,000,000	75,000,000
Danske Bank A/S Copenhagen	0.20	3/2/2010	16,000,000	16,000,000	119,000,000	119,000,000	135,000,000	135,000,000
Danske Bank A/S Copenhagen	0.21	3/1/2010	25,000,000	25,000,000	184,000,000	184,000,000	209,000,000	209,000,000
Dexia Bank Grand Cayman	0.22	3/5/2010	11,000,000	11,000,000	90,000,000	90,000,000	101,000,000	101,000,000
Fortis Bank NV SA	0.18	3/1/2010	17,000,000	17,000,000	67,000,000	67,000,000	84,000,000	84,000,000
Fortis Bank NV SA	0.18	3/3/2010	7,000,000	7,000,000	49,000,000	49,000,000	56,000,000	56,000,000
Fortis Bank NV SA	0.18	3/4/2010	12,000,000	12,000,000	89,000,000	89,000,000	101,000,000	101,000,000
KBC Bank NV Brussels	0.16	3/1/2010	49,000,000	49,000,000	357,000,000	357,000,000	406,000,000	406,000,000
Lloyds TSB Bank plc London	0.14	3/1/2010	9,000,000	9,000,000	58,000,000	58,000,000	67,000,000	67,000,000
Societe Generale Paris	0.16	3/1/2010	0	0	65,000,000	65,000,000	65,000,000	65,000,000
Total Time Deposits (Cost $217,000,000, $1,500,000,000 and $1,717,000,000, respectively)				217,000,000		1,500,000,000		1,717,000,000
Total Investments in Securities 101.1%				2,679,846,518		19,011,472,547		21,691,319,065
(Cost $2,684,653,975, $19,011,472,547 and $21,696,126,522, respectively)
Other Assets and Liabilities, Net (1.1%)				(34,509,643)		(197,608,607)		(232,118,250)
Total Net Assets 100.0%				$2,645,336,875		$18,813,863,940		$21,459,200,815

§	These securities are subject to a demand feature which reduces the effective maturity.
±	Variable rate investments.
^	Zero coupon security. Rate represents yield to maturity.
††	Securities that may be resold to “qualified institutional buyers” under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.
(p)	Asset-backed commercial paper.
(i)	Illiquid security.
(a)	Security fair valued in accordance with the procedures approved by the Board of Trustees.
^^	This security is currently in default with regard to scheduled interest and/or principal payments.

(z)	Collateralized by:
(1)	U.S. government securities, 5.00%, 1/20/2040, market value including accrued interest is $118,450,000, $14,420,000 and $132,870,000, respectively.
(2)	U.S. government securities, 4.06% to 6.00%, 3/1/2025 to 2/1/2040, market value including accrued interest is $4,841,000, $10,609,000 and $15,450,000, respectively.
(3)	U.S. government securities, 2.58% to 10.00%, 10/1/2011 to 12/1/2048, market value including accrued interest is $9,270,000, $62,830,000 and $72,100,000, respectively.
(4)	Commercial paper, 0.00%, 4/8/2010 to 8/18/2010, market value is $7,140,000, $38,760,000 and $45,900,000, respectively.
(5)	U.S. government securities, 5.50%, 6/1/2033 to 4/1/2039, market value including accrued interest is $58,710,000, $7,210,000 and $65,920,000, respectively.
(6)	U.S. government securities, 2.90% to 6.18%, 6/1/2018 to 3/1/2040, market value including accrued interest is $58,710,000, $7,210,000 and $65,920,000, respectively.
(7)	U.S. government securities, 3.50% to 16.00%, 9/1/2011 to 11/1/2047, market value including accrued interest is $44,290,248, $5,150,029 and $49,440,277, respectively.
(8)	U.S. government securities, 0.00% to 9.80%, 5/2/2010 to 6/1/2047, market value including accrued interest is $0, $1,697,183 and $1,697,183, respectively.
(9)	Commerical paper, 0.03% to 0.15%, 3/2/2010 to 5/25/2010, market value including accrued interest is $10,200,036, $74,460,266 and $84,660,302, respectively.

Summary of Abbreviations
ABAG	— Association of Bay Area Governments
CDA	— Community Development Authority
COP	— Certificate of Participation
CP	— Commercial Paper
DWR	— Department of Water Resources
FGIC	— Financial Guaranty Insurance Corporation
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
IDR	— Industrial Development Revenue
LLC	— Limited Liability Company
LOC	— Letter of Credit
LP	— Limited Partnership
MFHR	— Multi-Family Housing Revenue
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
plc	— Public Limited Company

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Wells Fargo Advantage Money Market Trust
Commercial paper	$0	$1,436,436,870	$7,519,355	$1,443,956,225
Corporate debt securities	0	130,067,821	0	130,067,821
Debt securities issued by states in the U.S. and its political subdivisions	0	241,110,482	0	241,110,482
Repurchase agreements	0	302,700,000	0	302,700,000
Other	0	562,011,990	0	562,011,990
	$0	$2,672,327,163	$7,519,355	$2,679,846,518

At February 28, 2010, all of Wells Fargo Advantage Cash Investment Money Market Fund’s investments in securities carried at fair value were designated as Level 2 inputs.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Wells Fargo Advantage Money Market Trust:

Commercial paper
Balance as of February 28, 2009	$8,992,571
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	3,493,456
Net purchases (sales)	(4,966,672)
Net transfer in (out) of level 3	-
Balance as of February 28, 2010	$7,519,355
Change in unrealized appreciation (depreciation) relating to securities held at the end of reporting period	$3,493,456

See Notes to Pro Forma Combining Financial Statements

Wells Fargo Advantage Cash Investment Money Market Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Statement of Assets and Liabilities - February, 28, 2010 (Unaudited)

	Wells Fargo Advantage Money Market Trust	Wells Fargo Advantage Cash Investment Money Market Fund	Pro Forma Adjustments		Wells Fargo Advantage Cash Investment Money Market Fund Pro Forma
Assets
Investments
In securities	$2,377,146,518	$18,794,522,547			$21,171,669,065
Investments in repurchase agreements	302,700,000	216,950,000			519,650,000
Total investments at value (see cost below)	2,679,846,518	19,011,472,547			21,691,319,065
Cash	100,009	134,721			234,730
Receivable for Fund shares issued	0	1,700,099			1,700,099
Receivables for interest	819,524	3,470,690			4,290,214
Receivable for investments sold	1,097,000	7,569,000			8,666,000
Total assets	2,681,863,051	19,024,347,057			21,706,210,108
Liabilities
Payable for fund shares redeemed	0	1,851,397			1,851,397
Payable for investments purchased	36,006,457	205,029,728			241,036,185
Dividends payable	61,640	406,580			468,220
Payable to investment advisor and affiliates	336,839	3,030,768			3,367,607
Accrued expenses and other liabilities	121,240	164,644			285,884
Total liabilities	36,526,176	210,483,117			247,009,293
Total net assets	$2,645,336,875	$18,813,863,940			$21,459,200,815
NET ASSETS CONSIST OF
Paid-in capital	$2,650,140,354	$18,813,855,273			$21,463,995,627
Undistributed (overdistributed) net investment income	300	(6,470)			(6,170)
Accumulated net realized gain on investments	3,678	15,137			18,815
Net unrealized depreciation of investments	(4,807,457)	0			(4,807,457)
Total net assets	$2,645,336,875	$18,813,863,940			$21,459,200,815
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets	$2,645,336,875		(2,645,336,875)	A
Shares outstanding	2,650,218,676		(2,650,218,676)	B
Net asset value and offering price per share	$1.00

Net assets – Administrator Class		$1,013,057,866			$1,013,057,866
Shares outstanding – Administrator Class		1,013,138,971			1,013,138,971
Net asset value and offering price per share – Administrator Class		$1.00			$1.00
Net assets – Institutional Class		$8,887,844,190	2,645,336,875	A	$11,533,181,065
Shares outstanding – Institutional Class		8,887,834,891	2,650,218,676	B	11,538,053,567
Net asset value and offering price per share – Institutional Class		$1.00			$1.00
Net assets – Select Class		$4,897,724,700			$4,897,724,700
Shares outstanding – Select Class		4,897,455,843			4,897,455,843
Net asset value and offering price per share – Select Class		$1.00			$1.00
Net assets – Service Class		$4,015,237,184			$4,015,237,184
Shares outstanding – Service Class		4,015,893,641			4,015,893,641
Net asset value and offering price per share – Service Class		$1.00			$1.00
Investments, at cost	$2,684,653,975	$19,011,472,547			$21,696,126,522
[1]	Each Fund has an unlimited number of authorized shares.

A - Reflects the merger of target fund into Institutional Class of the surviving fund.

B - Reflects the impact of converting shares of the target fund into shares of the surviving fund.

See Notes to Combining Pro Forma Financial Statements

Wells Fargo Advantage Cash Investment Money Market Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Statement of Operations - For the Twelve Months ended February 28, 2010 (Unaudited)

	Wells Fargo Advantage Money Market Trust	Wells Fargo Advantage Cash Investment Money Market Fund	Pro Forma Adjustments		Wells Fargo Advantage Cash Investment Money Market Fund Pro Forma
Investment income
Interest	$13,915,727	$126,283,780			$140,199,507
Expenses
Advisory fees	0	21,496,405	2,709,461	A	24,205,866
Administration fees
Fund level	4,470,267	7,944,802	(3,653,309)	B	8,761,760
Administration Class	0	1,292,052			1,292,052
Institutional Class	0	7,932,595	2,134,997	C	10,067,592
Select Class	0	2,071,534			2,071,534
Service Class	0	6,131,729			6,131,729
Custody fees	464,635	3,793,136	(3,773,654)	B	484,117
Shareholder servicing fees
Administration Class	0	1,287,884	8,244	C	1,296,128
Service Class	0	12,774,436	32,024	C	12,806,460
Accounting fees	144,797	1,059,351	(296,428)	B	907,720
Professional fees	42,787	56,497	(35,877)	D	63,407
Registration fees	9,622	16,865	(7,559)	D	18,928
Shareholder reports	42,731	264,721	(76,863)	D	230,589
Trustees’ fees	16,578	16,578	(14,550)	D	18,606
Government guarantee program	1,130,915	4,231,788			5,362,703
Other fees and expenses	37,047	489,716	22,851	E	549,614
Total expenses	6,359,379	70,860,089	(2,950,663)		74,268,805
Less
Waived fees and/or reimbursed expenses	(75,169)	(13,525,113)	3,146,328	F	(10,453,954)
Net expenses	6,284,210	57,334,976	195,665		63,814,851
Net investment income	7,631,517	68,948,804	(195,665)		76,384,656
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from unaffiliated securities	(2,279,970)	1,305,502			(974,468)
Net increase from payment by an affiliate for losses realized on unaffiliated securities	2,433,665	0			2,433,665
Net realized gains on investments	153,695	1,305,502			1,459,197
Net change in unrealized appreciation (depreciation) of investments	3,493,456	0			3,493,456
Net realized and unrealized gain (loss) on investments	3,647,151	1,305,502			4,952,653
Net increase in net assets resulting from operations	$11,278,668	$70,254,306	$(195,665)		$81,337,309

A	Reflects an increase based on the surviving fund’s fee schedule and the average net assets of the combined surviving fund.
B	Reflects a decrease based on the surviving fund’s fee schedule and the average net assets of the combined surviving fund.
C	Reflects an increase based on the surviving fund’s fee schedule and the class level average net assets in the combined surviving fund.
D	Reflects a savings resulting from the elimination of duplicate fees of the individual funds.
E	Reflects an increase based on the expected fixed costs of the combined surviving fund
F	Reflects an adjustment for fee waivers and expense reimbursements necessary for the combined surviving fund.

See Notes to Combining Pro Forma Financial Statements

Wells Fargo Advantage Cash Investment Money Market Fund

Notes to Pro Forma Combining Financial Statements (Unaudited)

February 28, 2010

1.	BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Statement of Assets and Liabilities, including the unaudited Pro Forma Combining Portfolio of Investments and the related unaudited Pro Forma Combining Statement of Operations (“Pro Forma Statements”), reflect the accounts of Wells Fargo Advantage Cash Investment Money Market Fund and Wells Fargo Advantage Money Market Trust (each, a “Fund”) at February 28, 2010 and for the twelve months then ended.

The Pro Forma Statements assumes the effectiveness of the proposed Agreement and Plan of Reorganization (the “Reorganization”) to be submitted to shareholders of Wells Fargo Advantage Money Market Trust. The Reorganization provides for the acquisition of all the assets and all the liabilities of Wells Fargo Advantage Money Market Trust by Wells Fargo Advantage Cash Investment Money Market Fund, in a tax-free exchange for shares of Wells Fargo Advantage Cash Investment Money Market Fund at net asset value. As a result of the Reorganization, the shareholders of Wells Fargo Advantage Money Market Trust would become shareholders of the Institutional Class of Wells Fargo Advantage Cash Investment Money Market Fund.

The Reorganization will be accounted for as a tax-free merger of investment companies. The unaudited Statement of Assets and Liabilities and the related Portfolio of Investments of Wells Fargo Advantage Cash Investment Money Market Fund and Wells Fargo Advantage Money Market Trust have been combined in the unaudited Pro Forma Combining Statement of Assets and Liabilities and unaudited Pro Forma Combining Portfolio of Investments as though the combination had been effective on February 28, 2010. The unaudited Pro Forma Combining Statement of Operations reflects the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented based on contractual obligations of the combined surviving fund. See Note 5 – Pro Forma Operating Expenses.

Following the Reorganization, Wells Fargo Advantage Cash Investment Money Market Fund will be the accounting and performance survivor.

The information contained herein is based on the experience of each Fund for the period then ended and is designed to permit shareholders of each Fund to evaluate the financial effect of the proposed Reorganization. The expenses of Wells Fargo Advantage Money Market Trust in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne by Wells Fargo Funds Management, LLC (“Funds Management”). As of February 28, 2010, securities held by Wells Fargo Money Market Trust would comply with the compliance guidelines and investment restrictions of by Wells Fargo Advantage Cash Investment Money Market Fund.

The accompanying unaudited Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund included or incorporated by reference in the Statement of Additional Information.

Management has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses in the preparation of these unaudited Pro Forma Statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates and assumptions.

2.	VALUATION OF SECURITIES

As permitted under Rule 2a-7 of the 1940 Act, securities of sufficient credit quality are valued at amortized cost, which approximates fair value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

3.	FEDERAL TAXES

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code and distributed taxable income, including any net capital gains (which have already been offset by available capital loss carryovers), sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required.

If the Reorganization is consummated, the combined Wells Fargo Advantage Cash Investment Money Market Fund would seek to continue to qualify as a regulated investment company, if such qualification is in the best interests of shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. In addition, Wells Fargo Advantage Money Market Trust and Wells Fargo Advantage Cash Investment Money Market Fund will make any required income or capital gain distributions prior to consummation of this Reorganization, in accordance with provisions of the Code relating to tax-free reorganizations of investment companies. Accordingly, no provision for federal income taxes is required.

The identified cost of investments for the Funds will not change substantially for both financial accounting and federal income tax purposes as a result of the Reorganization.

4.	CAPITAL SHARES

The Pro Forma net asset values per share assume the issuance of shares of Wells Fargo Advantage Cash Investment Money Market Fund that would have been issued at February 28, 2010 in connection with the proposed Reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of Wells Fargo Advantage Money Market Trust to be acquired as of February 28, 2010, divided by the net asset value per share of the shares of Wells Fargo Advantage Cash Investment Money Market Fund as of February 28, 2010. The pro forma number of shares outstanding by class for the combined fund consists of the following at February 28, 2010:

Class of Shares	Shares of Wells Fargo Advantage Cash Investment Money Market Fund Pre-Reorganization	Additional Shares Assumed Issued In Reorganization	Total Outstanding Shares After Reorganization
Administrator Class	1,013,138,971	0	1,013,138,971
Institutional Class	8,887,834,891	2,650,218,676	11,538,053,567
Select Class	4,897,455,843	0	4,897,455,843
Service Class	4,015,893,641	0	4,015,893,641
5.	PRO FORMA OPERATING EXPENSES

The unaudited Pro Forma Combining Statement of Operations reflects the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented. In the unaudited Pro Forma Combining Statement of Operations for the twelve month period ending February 28, 2010, certain expenses have been adjusted to reflect the expected expenses of the combined entity. The combined pro forma expenses were calculated by applying the expense rates of the combined entity to the aggregate average net assets of Wells Fargo Advantage Cash Investment Money Market Fund and Wells Fargo Advantage Money Market Trust for the twelve months ended February 28, 2010. The adjustments reflect those amounts needed to adjust the combined expenses to these rates. Non-asset based expenses were calculated by applying a ratio to the combined expense item for the twelve months ended February 28, 2010 based on the ratio of that expense item to the total expenses of Wells Fargo Advantage Cash Investment Money Market Fund.

From time to time, advisory fees and/or other expenses may be waived and/or reimbursed either voluntarily or contractually in order to limit operating expenses. These waivers and/or reimbursements, if any, are reflected for each Fund. The combined pro forma expenses reflect any adjustments necessary to limit operating expenses for the Pro Forma combined fund.

6.	TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

During the year ended February 28, 2010, each Fund participated in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”) which expired on September 18, 2009. The Program guaranteed the net asset value of certain shares of money market funds as of September 19, 2008. The Program applied only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund’s market value per share fell below $0.995 on any day while the Program was in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 were eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program was the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee is triggered.

Each Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008. The annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.023% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. Prior to May 1, 2009, the annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.022% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. Temporary Guarantee %

WELLS FARGO FUNDS TRUST

FORMS OF PROXY CARD

Preliminary Proxy – [For SEC Use Only]

PROXY

WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET TRUST

A series of Wells Fargo Funds Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON OCTOBER 27, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Karla M. Rabusch, C. David Messman and Carol J. Lorts (officers of Wells Fargo Funds Trust) or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Wells Fargo Advantage California Municipal Money Market Trust (“California Municipal Money Market Trust”), a series of Wells Fargo Funds Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of California Municipal Money Market Trust to be held at 10:00 a.m., Pacific time, on October 27, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLD HERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                   PROXY

WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET TRUST

A series of Wells Fargo Funds Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF WELLS FARGO FUNDS TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF WELLS FARGO FUNDS TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of   __, 2010, providing for the acquisition of all the assets of Wells Fargo Advantage California Municipal Money Market Trust (“California Municipal Money Market Trust”), a series of Wells Fargo Funds Trust, by Wells Fargo Advantage California Municipal Money Market Fund (“California Municipal Money Market Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of California Municipal Money Market Fund and the assumption by California Municipal Money Market Fund of all of the liabilities of California Municipal Money Market Trust.  The Plan also provides for the distribution of those shares of California Municipal Money Market Fund to shareholders of California Municipal Money Market Trust in liquidation and subsequent termination of California Municipal Money Market Trust.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof.

PROXY

WELLS FARGO ADVANTAGE MONEY MARKET TRUST

A series of Wells Fargo Funds Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON OCTOBER 27, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Karla M. Rabusch, C. David Messman and Carol J. Lorts (officers of Wells Fargo Funds Trust) or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Wells Fargo Advantage Money Market Trust (“Money Market Trust”), a series of Wells Fargo Funds Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of Money Market Trust to be held at 10:00 a.m., Pacific time, on October 27, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLD HERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                   PROXY

WELLS FARGO ADVANTAGE MONEY MARKET TRUST

A series of Wells Fargo Funds Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF WELLS FARGO FUNDS TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF WELLS FARGO FUNDS TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of  __, 2010, providing for the acquisition of all the assets of Wells Fargo Advantage Money Market Trust (“Money Market Trust”), a series of Wells Fargo Funds Trust, by Wells Fargo Advantage Cash Investment Money Market Fund (“Cash Investment Money Market Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of Cash Investment Money Market Fund and the assumption by Cash Investment Money Market Fund of all of the liabilities of Money Market Trust.  The Plan also provides for the distribution of those shares of Cash Investment Money Market Fund to shareholders of Money Market Trust in liquidation and subsequent termination of Money Market Trust.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof.

PROXY

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST

A series of Wells Fargo Funds Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON OCTOBER 27, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Karla M. Rabusch, C. David Messman and Carol J. Lorts (officers of Wells Fargo Funds Trust) or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Wells Fargo Advantage National Tax-Free Money Market Trust (“National Tax-Free Money Market Trust”), a series of Wells Fargo Funds Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of National Tax-Free Money Market Trust to be held at 10:00 a.m., Pacific time, on October 27, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLD HERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                   PROXY

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST

A series of Wells Fargo Funds Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF WELLS FARGO FUNDS TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF WELLS FARGO FUNDS TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of  __, 2010, providing for the acquisition of all the assets of Wells Fargo Advantage National Tax-Free Money Market Trust (“National Tax-Free Money Market Trust”), a series of Wells Fargo Funds Trust, by Wells Fargo Advantage National Tax-Free Money Market Fund (“National Tax-Free Money Market Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of National Tax-Free Money Market Fund and the assumption by National Tax-Free Money Market Fund of all of the liabilities of National Tax-Free Money Market Trust.  The Plan also provides for the distribution of those shares of National Tax-Free Money Market Fund to shareholders of National Tax-Free Money Market Trust in liquidation and subsequent termination of National Tax-Free Money Market Trust.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof.

WELLS FARGO FUNDS TRUST

PART C
OTHER INFORMATION

Item 15. Indemnification.

Under the terms of the Amended and Restated Declaration of Trust of the Registrant, incorporated by reference as Exhibit 1 hereto, provides for the indemnification of the Registrant's Trustees, officers, employees and agents. The following sections of Article IX provide as follows:

Section 1. Limitation of Liability. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust's officers, employees or agents, whether past, present or future (each a "Covered Person," and collectively the "Covered Persons"), shall be personally liable therefor. Notwithstanding any provision in this Article IX, neither the investment adviser, Principal Underwriter or other service providers, nor any officers, employees or other agents of such entities, shall be indemnified pursuant to this Article IX, except that dual officers, employees or other agents of the Trust and such entities shall be entitled to indemnification pursuant to this Article IX but only to the extent that such officer, employee or other agent was acting in his or her capacity as an officer, employee or agent of the Trust in the conduct that gave rise to the claim for indemnification. No Covered Person shall be liable to the Trust or to any Shareholder for any loss, damage or claim incurred by reason of any act performed or omitted by such Covered Person in good faith on behalf of the Trust, a Series or a Class, and in a manner reasonably believed to be within the scope of authority conferred on such Covered Person by this Declaration, except that a Covered Person shall be liable for any loss, damage or claim incurred by reason of such Covered Person's bad faith, gross negligence, willful misconduct or reckless disregard of the duties involved in the conduct of his or her office.

Section 2. Mandatory Indemnification. (a) Subject only to the express limitations in the 1940 Act, other applicable laws, and sub-paragraph (b) below, the Trust or the appropriate Series shall indemnify each of its Covered Persons to the fullest extent permitted under the 1940 Act and other applicable laws, including, but not limited to, against all liabilities and expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred in the settlement thereof.

(a) As used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, reasonable attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) Notwithstanding any provision to the contrary contained herein, no Covered Person shall be entitled to indemnification for any liability arising by reason of such Covered Person's willful misfeasance, bad faith, gross negligence, or the reckless disregard of duties owed to the Trust ("disabling conduct").

(c) No indemnification or advance shall be made under this Article IX to the extent such indemnification or advance:
would be inconsistent with a provision of the Declaration, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or
would be inconsistent with any condition expressly imposed by a court in a judgment, order, or approval of a settlement.

(d) Any indemnification under this Article shall be made by the Trust only if authorized in the specific case on a determination that the Covered Person was not liable by reason of disabling conduct by:

(i) a final decision on the merits by a court or other body before whom the proceeding was brought; or
(ii) in the absence of such a decision, by any reasonable and fair means established in accordance with, and subject to the requirements and limitations of, Section 17(h) of the 1940 Act and any interpretation thereunder by the Commission or its staff.

(e) The rights of indemnification herein provided may be insured against by policies of insurance maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(f) To the maximum extent permitted by the 1940 Act and other applicable laws, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Article IX shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Article IX; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Article IX; provided, however, that the Trust shall not be obligated to pay the expenses of any agent acting pursuant to a written contract with the Trust, except to the extent required by such contract.

(g) Any repeal or modification of this Article IX shall be prospective only, to the extent that such repeal or modification would, if applied retrospectively, affect any limitation on the liability of any Covered Person in an a manner that would be adverse to such Covered Person or affect any indemnification available to any Covered Person in a manner that would be adverse to such Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Item 16. Exhibits.

All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09253).

Number	Exhibit Description	Location
(1)	Amended and Restated Declaration of Trust	Incorporated by reference to Post-Effective Amendment No. 156, filed April 30, 2010.
(2)	Not applicable
(3)	Not applicable
(4)	Form of Agreement and Plan of Reorganization	Included herein as Exhibit A to the Prospectus/Proxy Statement contained in Part A of this Registration Statement.
(5)	Not applicable
(6)(1)	Investment Advisory Agreement with Wells Fargo Funds Management, LLC	Incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Schedule A, incorporated by reference to Post-Effective Amendment No. 156, filed April 30, 2010.
(6)(b)	Amended and Restated Fee and Expense Agreement between Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Funds Management, LLC	Incorporated by reference to Post-Effective Amendment No. 136, filed April 30, 2009; Schedule A, incorporated by reference to Post-Effective Amendment No. 163, filed June 28, 2010.
(6)(c)	Investment Sub-Advisory Agreement with Schroder Investment Management North America Inc.	Incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.
(6)(d)	Investment Sub-Advisory Agreement with Wells Capital Management Incorporated

Incorporated by reference to Post-Effective Amendment No. 161, filed on June 21, 2010; Appendix A and Schedule A dated July 16, 2010 incorporated by reference to Post-Effective Amendment No. 171 filed July 30, 2010.

(6)(e)	Investment Sub-Advisory Agreement with RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC)	Incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.
(6)(f)	Investment Sub-Advisory Agreement with Global Index Advisors, Inc.

Incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006. Appendix A incorporated by reference to Post-Effective Amendment No. 111, filed June 29, 2007. Appendix B, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(6)(g)	Investment Sub-Advisory Agreement with LSV Asset Management	Incorporated by reference to Post-Effective Amendment No. 147, filed January 28, 2010; Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No. 156, filed April 30, 2010.
(6)(h)	Investment Sub-Advisory Agreement with Cooke & Bieler, L.P.	Incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 136, filed April 30, 2009.
(6)(i)	Investment Sub-Advisory Agreement with Matrix Asset Advisors, Inc.	Incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.
(6)(j)	Sub-Advisory Agreement with Phocas Financial Corporation	Incorporated by reference to Post-Effective Amendment No. 122, filed March 21, 2008.
(6)(k)	Sub-Advisory Agreement with Nelson Capital Management, LLC	Incorporated by reference to Post-Effective Amendment No. 131, filed October 1, 2008.
(6)(l)	Investment Sub-Advisory Contract with Cadence Capital Management	Incorporated by reference to Post-Effective Amendment No. 162, filed June 28, 2010.
(6)(m)	Sub-Advisory Agreement with First International Advisors, LLC	Incorporated by reference to Post-Effective Amendment No. 166, filed July 12, 2010.
(6)(n)	Sub-Advisory Agreement with Metropolitan West Capital Management, LLC	Incorporated by reference to Post-Effective Amendment No. 163, filed June 28, 2010. Appendix A and B, incorporated by reference to Post-Effective Amendment No. 169, filed July 16, 2010.
(6)(o)	Sub-Advisory Agreement with Golden Capital Management, LLC	Incorporated by reference to Post-Effective Amendment No. 169, filed July 16, 2010.
(6)(p)	Sub-Advisory Agreement with Crow Point Partners, LLC	Incorporated by reference to Post-Effective Amendment No. 169, filed July 16, 2010.
(7)	Distribution Agreement with Wells Fargo Funds Distributor, LLC	Incorporated by reference to Post-Effective Amendment No. 84, filed July 1, 2005; Schedule I, incorporated by reference to Post-Effective Amendment No. 156, filed April 30, 2010.
(8)	Not applicable
(9)	Master Custodian Agreement with State Street Bank and Trust Company	Incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009; Appendix A, incorporated by reference to Post-Effective Amendment No. 156, filed April 30, 2010.
(10)(a)	Distribution Plan

Incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Schedule I, incorporated by reference to Post-Effective Amendment No. 127, filed July 1, 2008; Appendix A, incorporated by reference to Post-Effective Amendment No. 156, filed April 30, 2010.

(10)(b)	Rule 18f-3 Multi-Class Plan	Incorporated by reference to Post-Effective Amendment No. 163, filed June 28, 2010.
(11)	Legal Opinion	Filed herewith.
(12)	Consent of Tax Counsel	To be filed by amendment.
(13)(a)	Securities Lending Agency Agreement by and among Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Funds Management, LLC and Goldman Sachs Bank USA	Incorporated by reference to Post-Effective Amendment No. 163, filed June 28, 2010.
(13)(b)	Administration Agreement with Wells Fargo Funds Management, LLC	Incorporated by reference to Post-Effective Amendment No. 65, filed August 15, 2003; Schedule A and Appendix A, incorporated by reference to Post-Effective Amendment No. 156, filed April 30, 2010.
(13)(c)	Transfer Agency and Service Agreement with Boston Financial Data Services, Inc.	Incorporated by reference to Post-Effective Amendment No. 92, filed May 1, 2006; Schedule A, incorporated by reference to Post-Effective Amendment No. 156, filed April 30, 2010.
(13)(d)	Shareholder Servicing Plan	Incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 156, filed April 30, 2010.
(13)(e)	Administrative and Shareholder Servicing Agreement, Form of Agreement	Incorporated by reference to Post-Effective Amendment No. 111, filed June 29, 2007.
(14)	Consent of Independent Auditors	Filed herewith.
(15)	Not applicable.
(16)(a)	Power of Attorney, Peter G. Gordon	Incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.
(16)(b)	Power of Attorney, Timothy J. Penny	Incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.
(16)(c)	Power of Attorney, Donald C. Willeke	Incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.
(16)(d)	Power of Attorney, Karla M. Rabusch	Incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.
(16)(e)	Power of Attorney, Olivia S. Mitchell	Incorporated by reference to Post-Effective Amendment No. 90, filed March 1, 2006.
(16)(f)	Power of Attorney, Judith M. Johnson	Incorporated by reference to Post-Effective Amendment No. 131, filed October 1, 2008.
(16)(g)	Power of Attorney, Isaiah Harris, Jr.	Incorporated by reference to Post-Effective Amendment No. 136, filed April 30, 2009.
(16)(h)	Power of Attorney, David F. Larcker	Incorporated by reference to Post-Effective Amendment No. 136, filed April 30, 2009.
(16)(i)	Power of Attorney, David Berardi	Incorporated by reference to Post-Effective Amendment No. 138, filed June 26, 2009.
(16)(j)	Power of Attorney, Jeremy DePalma, Jr.	Incorporated by reference to Post-Effective Amendment No. 138, filed June 26, 2009.
(16)(k)	Power of Attorney, Kasey Phillips	Incorporated by reference to Post-Effective Amendment No. 142, filed November 19, 2009.
(16)(l)	Power of Attorney, Michael S. Scofield	Incorporated by reference to Post-Effective Amendment No. 166, filed July 12, 2010.
(16)(m)	Power of Attorney, Leroy J. Keith, Jr.	Incorporated by reference to Post-Effective Amendment No. 166, filed July 12, 2010.

Item 17. Undertakings.

(1) Wells Fargo Advantage Funds agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an IRS ruling supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion or ruling, but in any event no later than one business day after consummation of the Reorganization.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco and State of California on the 27th day of August, 2010.

WELLS FARGO FUNDS TRUST

By: /s/ C. David Messman
--------------------
C. David Messman
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date indicated:

/s/ Peter G. Gordon Peter G. Gordon* Trustee	/s/ Isaiah Harris, Jr. Isaiah Harris, Jr.* Trustee	/s/ Judith M. Johnson Judith M. Johnson* Trustee
/s/ David F. Larcker David F. Larcker* Trustee	/s/ Olivia S. Mitchell Olivia S. Mitchell* Trustee	/s/ Timothy J. Penny Timothy J. Penny* Trustee
/s/ Donald C. Willeke Donald C. Willeke* Trustee	/s/ Michael S. Scofield Michael S. Scofield* Trustee	/s/ Leroy J. Keith, Jr. Leroy J. Keith, Jr.* Trustee
/s/ Karla M. Rabusch Karla M. Rabusch* President (Principal Executive Officer)	/s/ Kasey Phillips Kasey Phillips* Treasurer (Principal Financial Officer)

*By: /s/ C. David Messman
C. David Messman
Attorney-in-Fact
August 27, 2010

Exhibit No.	Exhibits
(11)	Legal Opinion
(14)	Consent of Independent Auditors